    As filed with the Securities and Exchange Commission on February 11, 2005

                          File No. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                           Pre-Effective Amendment No.
                      Post-Effective Amendment No. 39                        [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                                   INVESTMENT COMPANY ACT OF 1940
                                                                             [X]

                             Amendment No. 41                                [X]

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 843-8715

                          James R. Heavner Jr., Esquire
                   The Hartford Financial Services Group, Inc.
                          Life Law - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:
                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                        Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

          [ ]  on (Date) pursuant to paragraph (b) of Rule 485

          [ ]  60 days after filing  pursuant to paragraph (a)(1) of Rule 485

          [ ]  on (Date) pursuant to paragraph (a)(1) of Rule 485


          [ ]  75 days after filing  pursuant to paragraph (a)(2) of Rule 485



          [X]  on  (April 29, 2005) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

          This post-effective amendment designates a new effective date for a previously filed

          [ ]  post-effective amendment.

This post-effective amendment contains the prospectuses and statement of additional information relating to The Hartford Capital Appreciation II Fund, The Hartford Floating Rate Fund, The Hartford Select MidCap Value Fund, each new series of the registrant established by the Directors of the registrant at meetings on December 8, 2004 and November 2-3, 2004, respectively, and The Hartford Select MidCap Growth Fund, an existing series of the registrant established by the Directors of the registrant at a meeting on July 24, 2004 (the "Funds"). The post-effective amendment contains two prospectuses (one applicable to Class A, Class B and Class C Shares and one applicable to Class Y Shares) and one statement of additional information (applicable to Class A, Class B, Class C and Class Y Shares) for the Funds. The registrant currently has thirty-five other series of shares each registered under the Securities Act of 1933 which are offered through other prospectuses and another statement of additional information not included in this post-effective amendment. This post-effective amendment is not intended to update or amend such other prospectuses or statement of additional information.

THE HARTFORD MUTUAL FUNDS

                                       CLASS A, CLASS B AND CLASS C SHARES

                                       PROSPECTUS
                                       APRIL 29, 2005

AS WITH ALL MUTUAL FUNDS,
THE SECURITIES AND                     THE HARTFORD CAPITAL APPRECIATION II FUND
EXCHANGE COMMISSION                    THE HARTFORD FLOATING RATE FUND
HAS NOT APPROVED OR                    THE HARTFORD SELECT MIDCAP GROWTH FUND
DISAPPROVED THESE                      THE HARTFORD SELECT MIDCAP VALUE FUND
SECURITIES OR PASSED
UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

                                       THE HARTFORD MUTUAL FUNDS
                                       P.O. BOX 64387
                                       ST. PAUL, MN 55164-0387

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS

Introduction                                     Introduction

A summary of each fund's goals, principal
strategies, main risks, performance and          The Hartford Capital Appreciation II Fund
expenses                                         The Hartford Floating Rate Fund
                                                 The Hartford Select MidCap Growth Fund
                                                 The Hartford Select MidCap Value Fund

Description of other investment strategies and   Investment strategies and investment matters
investment risks

Investment manager and management fee            Management of the funds
information

Information on your account                      About your account
                                                 Choosing a share class
                                                 How sales charges are calculated
                                                 Sales charge reductions and waivers
                                                 Opening an account
                                                 Buying shares
                                                 Selling shares
                                                 Transaction policies
                                                 Dividends and account policies
                                                 Additional investor services

Further information on the funds                 Financial highlights
                                                 Privacy policy

                                                                                                back cover
                                                 For more information

THE HARTFORD MUTUAL FUNDS                                                      3

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the funds. Each of the funds also offers Class Y shares to accredited investors pursuant to a separate prospectus describing that class. Capital Appreciation II Fund, Select MidCap Growth Fund and Select MidCap Value Fund are diversified funds. Floating Rate Fund is a non-diversified fund. Each fund is a series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS                                                      4

THE HARTFORD CAPITAL APPRECIATION II FUND

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities.

The fund employs a multiple portfolio manager structure and is organized into several `sleeves', each of which is managed according to a specific approach. The Fund is organized as follows:

Growth Opportunities 25% - 35% of the total portfolio
Michael T. Carmen, CFA, CPA
The Growth Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations.

Value Opportunities 25% - 35% of the total portfolio
Value Opportunities Team: James H. Averill, PhD, David R. Fassnacht, CFA, James
N. Mordy, David W. Palmer, CFA
The Value Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in common stocks covering a broad range of industries and market capitalizations. The strategy emphasizes securities that Wellington Management believes are undervalued and have the potential for appreciation.

Global Equities 15% - 25% of the total portfolio
Nicolas M. Choumenkovitch, CFA
The Global Equities strategy invests in companies that have been identified as possessing sustainable franchises that allow them to earn excess returns through various economic cycles. The strategy emphasizes in-depth company research and valuation disciplines while utilizing analysis of secular trends to identify favorable sectors.

Capital Appreciation 5% - 15% of the total portfolio
Saul J. Pannell, CFA
The Capital Appreciation strategy seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry.

Special Situations 5% - 15% of the total portfolio
Frank D. Catrickes, CFA
The Special Situations approach combines bottom-up fundamental research and security selection with top-down sector weightings and industry analysis. Assets may be concentrated in specific industries, sectors, regions, and countries.

The fund may change the percentage of the fund invested in each of these sleeves without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

THE HARTFORD MUTUAL FUNDS                                                     5

THE HARTFORD CAPITAL APPRECIATION II FUND

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      6

THE HARTFORD CAPITAL APPRECIATION II FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                                          CLASS A     CLASS B   CLASS C
                                                                                          -------     -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage of offering price      [5.50%]     [None]    [None]
   Maximum deferred sales charge (load) (as a percentage of purchase price or redemption   [None(1)]   [5.00%]   [1.00%]
   proceeds, whichever is less)
   Exchange fees                                                                           [None]      [None]    [None]
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                                              %           %         %
   Distribution and service (12b-1) fees                                                    0.25%(2)    1.00%     1.00%
   Other expenses (3)                                                                           %           %         %
   Total annual operating expenses(4)                                                           %(2)        %         %

   (1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

   (2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

   (3) Estimated.


   (4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35%, and 2.35%, respectively. This policy may be discontinued at any time.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)        CLASS A    CLASS B    CLASS C
   Year 1                           $          $          $
   Year 3                           $          $          $

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)     CLASS A    CLASS B    CLASS C
   Year 1                           $          $          $
   Year 3                           $          $          $

THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD FLOATING RATE FUND

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund's total assets are invested in below-investment-grade variable or floating rate loans ("Floating Rate Loans") and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund's total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund's total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund's sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"), relies on a bottom-up, fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management's process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan's and each security's structural features, covenants, underlying collateral and price compared to its long-term value.

MAIN RISKS. The major factors affecting this fund's performance are credit and interest rate risk. Credit risk depends largely on the perceived financial health of Borrowers and issuers of debt securities. In general, lower-rated loans and bonds have higher credit risks. Loan prices and prices of debt securities can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than would be the case with less aggressive loan and bond funds. Because the fund invests mainly in investments rated below-investment-grade, it is subject to heightened credit risk. The fund could lose money if the fundamentals of an industry in which the fund invests deteriorate or if a Borrower or issuer underperforms or defaults, or if any loan or debt security that the fund owns is downgraded. In addition, because the fund is non-diversified and therefore may take larger positions in individual Borrowers and issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

When interest rates rise, the value of a portfolio invested in fixed-rate obligations falls. You could lose money as a result of your investment. The fund could also lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

Most, but not all, Floating Rate Loans and certain debt securities allow for prepayment of principal without penalty. Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.

THE HARTFORD MUTUAL FUNDS                                                      8

THE HARTFORD FLOATING RATE FUND

Foreign investments may be more risky than domestic investments. Investments in loans of foreign Borrowers and securities of foreign issuers and non-dollar loans and securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Foreign loans and foreign debt securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.


As with many fixed income investments, there is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is an unregulated inter-dealer or inter-bank re-sale market. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the fund's net asset value. Loans usually trade in large denominations (typically $1 million and higher) and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. In addition, loans in which the fund invests may require the consent of the Borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the fund's ability to sell loans and may adversely affect the price that can be obtained. The fund may have difficulty disposing of loans if it needs cash to pay redemption requests, to pay dividends, to pay expenses or to take advantage of new investment opportunities. These considerations may cause the fund to sell loans or securities at lower prices than it would otherwise consider to meet cash needs or cause the fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively affect performance. The fund may seek to avoid the necessity of selling assets to meet such needs by the use of borrowings.


The fund typically purchases loans via assignment, which makes the fund a direct lender. However, the fund may also invest in loans by purchasing a participation interest. A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the Borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the Borrower.

THE HARTFORD MUTUAL FUNDS                                                      9

THE HARTFORD FLOATING RATE FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                                CLASS A     CLASS B   CLASS C
                                                                                -------     -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage of           [5.50%]     [5.00%]   [2.00%]
   offering price
   Maximum deferred sales charge (load) (as a percentage of purchase price or    [None(1)]   [5.00%]   [1.00%]
   redemption proceeds, whichever is less)
   Exchange fees                                                                 [None]      [None]    [None]
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                                    %           %         %
   Distribution and service (12b-1) fees                                          0.25%(2)    1.00%     1.00%
   Other expenses(3)                                                                  %           %         %
   Total annual operating expenses(4)                                                 %(2)        %         %

   (1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

   (2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

   (3) Estimated.


   (4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90%, and 1.90%, respectively. This policy may be discontinued at any time.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)         CLASS A     CLASS B     CLASS C
   Year 1                             $          $            $
   Year 3                             $          $            $

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)      CLASS A     CLASS B     CLASS C
   Year 1                             $          $            $
   Year 3                             $          $            $

THE HARTFORD MUTUAL FUNDS                                                     10

THE HARTFORD SELECT MIDCAP GROWTH FUND

INVESTMENT GOAL. The Hartford Select MidCap Growth Fund (the "fund") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2004, the market capitalization of companies included in this index ranged from approximately $600 million to $33.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Chartwell Investment Partners, L.P.'s ("Chartwell") mid-cap strategy focuses on finding companies that demonstrate strong increases in earnings per share. The portfolio managers and analysts search for three key elements in each targeted investment: consistent, long-term growth, regardless of economic growth, sound economic foundation and proven management expertise. In addition, the investment team concentrates on identifying a stable operating environment as perceived through superior business practices, predictable regulatory environments and conservative accounting practices.

Goldman Sachs Asset Management, L.P. ("GSAM") employs a bottom-up investment process that seeks to identify high quality growth companies whose stock price will appreciate as a result of the above average growth in the underlying business. GSAM invests as if it were acquiring the business, rather than investing in the stock. Therefore, analysts spend considerable time evaluating the drivers of long-term growth and profitability for each company.

Northern Capital Management, LLC's ("Northern Capital") mid-cap growth process focuses on bottom-up fundamental research to identify and select growth companies that have significant return potential. The securities in the portfolio can be commonly characterized as growth companies that are market leaders with strong competitive positions.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Each sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD SELECT MIDCAP GROWTH FUND

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     12

THE HARTFORD SELECT MIDCAP GROWTH FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                          CLASS A      CLASS B   CLASS C
                                                                          -------      -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage of     5.50%        None      None
   offering price
   Maximum deferred sales charge (load) (as a percentage of purchase       None(1)      5.00%     1.00%
    price or redemption proceeds, whichever is less)
   Exchange fees                                                           None         None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                             %            %         %
   Distribution and service (12b-1) fees                                   0.25%(2)     1.00%     1.00%
   Other expenses (3)                                                          %            %         %
   Total annual operating expenses (4)                                         %(2)         %         %

   (1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

   (2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

   (3) Estimated.

   (4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)        CLASS A    CLASS B    CLASS C
    Year 1                          $          $          $
    Year 3                          $          $          $

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)     CLASS A    CLASS B    CLASS C
    Year 1                          $          $          $
    Year 3                          $          $          $

THE HARTFORD MUTUAL FUNDS                                                     13

THE HARTFORD SELECT MIDCAP VALUE FUND

INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund's total assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap Value Index. As of December 31, 2004, the market capitalization of companies included in this index ranged from approximately $63 million to $34 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Artisan Partners Limited Partnership, Cramer Rosenthal McGlynn, LLC and Sterling Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Artisan Partners Limited Partnership's ("Artisan") mid-cap value strategy invests in a diversified portfolio of mid-cap value companies that Artisan believes are undervalued, in solid financial condition and provide a controlled level of risk. Artisan uses its own research process to analyze potential investments for the portfolio. The focus is on individual companies, rather than on trends in the economy or securities markets. The strategy often finds investment opportunities in companies that have one or more of the following characteristics: turnarounds, companies in transition, companies with hidden assets and companies whose earnings have fallen short of expectations.

Cramer Rosenthal McGlynn, LLC ("CRM") views investment prospects on a long-term basis, believing that successful investing is a result of recognizing change that is material to the operations of a company, often coinciding with misunderstanding and confusion that can result in the securities of a business becoming undervalued relative to its future prospects and peers. CRM's objective is to identify this dynamic change at an early stage, conduct an appraisal of the business, and assess the market's perceptions. CRM uses a bottom-up strategy, conducting comprehensive due diligence that looks for companies that are analyzable and corporate management that is accessible.

Sterling Capital Management, LLC's ("Sterling") approach to mid-cap equity management is fundamental, bottom-up and value oriented. Its strategy is to identify stocks of quality companies selling at large discounts to the underlying value of the business. Sterling refers to its philosophy as an "owner's approach" to investing, asking the same questions that a potential owner would ask if they were to enter into a private purchase transaction, examining all factors relevant to the worth of the ongoing business using traditional fundamental security analysis. Like the owner, Sterling focuses on balance sheet quality, normalized earnings power, industry stability and management talent, among other factors.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The sub-advisers' investment strategies will significantly influence the fund's performance. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     14

THE HARTFORD SELECT MIDCAP VALUE FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                               CLASS A      CLASS B    CLASS C
                                                                               -------      -------    -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                                 [5.50%]      [None]     [None]
   Maximum deferred sales charge (load) (as a percentage of purchase price or   [None(1)]    [5.00%]    [1.00%]
   redemption proceeds, whichever is less)
   Exchange fees                                                                 [None]      [None]     [None]
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                                   %            %          %
   Distribution and service (12b-1) fees                                         0.25%(2)     1.00%      1.00%
   Other expenses(3)                                                                 %            %          %
   Total annual operating expenses(4)                                            ____%(2)     ____%       ___%

   (1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

   (2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

   (3) Estimated.


   (4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.55%, 2.30%, and 2.30%, respectively. This policy may be discontinued at any time.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)       CLASS A    CLASS B    CLASS C
   Year 1                          $          $           $
   Year 3                          $          $           $

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)    CLASS A    CLASS B    CLASS C
   Year 1                          $          $           $
   Year 3                          $          $           $

THE HARTFORD MUTUAL FUNDS                                                     15

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

IMPLEMENTATION OF PRINCIPAL INVESTMENT STRATEGIES

THE HARTFORD SELECT MIDCAP GROWTH FUND

In implementing a mid-cap strategy for the Select MidCap Growth Fund, the Chartwell team of managers and analysts rely on both proprietary and non-proprietary sources of information for the investment decisions, including direct company contacts, unbiased primary information sources, such as suppliers and customers, as well as Wall Street research for basic company and industry information. Individual securities are evaluated using conservative valuation parameters, measured against their historical levels and relative to a peer universe. Among the valuation metrics utilized are price to earnings, earnings growth rates, ratio of price to earnings to growth, price to cash flow, return on equity, return on assets, return on investments, as well as quarterly earnings expectations and results.

In constructing portfolios of sound investments, Chartwell utilizes a continuous process of fundamental research, evaluation, portfolio construction and monitoring. The investment universe comprises 800 securities ranging in market capitalization between $1.5 billion and $10 billion with a median of approximately $3 billion. The portfolio managers initiate investment ideas opportunistically, when securities are attractively valued, yet concentrate holdings in companies best positioned for rapid growth. The portfolio typically comprises 50-60 names. Chartwell's mid-cap growth investment style lies between growth at a reasonable price and momentum investing.


In implementing a bottom-up investment process that seeks to identify high quality growth companies, the GSAM investment team conducts fundamental analysis of industry and company financials to determine the real worth of the business. In an effort to buy businesses poised for long-term growth, the research team focuses on companies with strong business franchises, favorable long-term prospects and exceptional management. In addition, analysts evaluate the strategic long-term growth capabilities of a business rather than short-term factors. The end result is a portfolio of high quality growth companies with relatively low turnover. Investment ideas originate from internal investment group meetings, periodicals or through discussions with other companies under coverage. Companies are evaluated based on numerous investment criteria, namely dominant market shares, established brand names, pricing power, recurring revenue streams, free cash flow, high returns on invested capital, consistent and sustainable growth, long product life cycles, enduring competitive advantage, favorable demographics and excellent management. If the company meets the investment criteria, analysts create a financial model based on the balance sheet, income and cash flow statements and also calculate the company's total enterprise value. Analysts will also meet with management, competitors, customers and suppliers to assess the company's long-term fundamentals, business plan and current and future challenges. The portfolio ultimately consists of approximately 60-80 securities with a median market capitalization of $3 billion to $5 billion. Analysts concentrate on growth companies whose intrinsic business value is attractive relative to its stock price and is expected to increase over time. The expectation is that investing in a growth company at a discount provides a margin of safety and a potential for incremental return to the portfolio as the gap between the stock price and intrinsic value contracts. This is also a key component of GSAM's ability to manage risk over the long term. As it relates to risk management, GSAM employs a number of policies and procedures in portfolio construction, which include monitoring of sector, industry and stock exposures, and utilizes a variety of portfolio construction analysis tools.


In implementing a mid-cap growth strategy to identify and select growth companies, the Northern Capital investment team combines traditional fundamental research with competitive analysis to rank securities based on the level and sustainability of their earnings growth. The team then constructs the portfolio by purchasing securities where the market price does not fully reflect the company's underlying growth prospects. This disciplined process is intended to produce long-term results that exceed the returns of the overall market over a full market cycle. The mid-cap coverage universe initially comprises some 350 companies based on the following criteria: market capitalizations generally between $1 billion to $12 billion, historical earnings per share growth faster than the market, leaders within their respective industries and strong competitive position. Investment analysts construct proprietary earnings models and competitive advantage rankings based on information gathered from various company and industry sources. Analysts' growth assumptions and competitive advantage rankings are also used to develop terminal price/earnings models that reflect analysts' assumptions about the sustainability of each company's long-term earnings. The portfolio is constructed from 50-65 of the most attractive stocks (with a median market capitalization below $5 billion) based on expected returns and consistent with industry diversification constraints.

THE HARTFORD MUTUAL FUNDS                                                     16

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

THE HARTFORD SELECT MIDCAP VALUE FUND

After identifying companies that appear to present investment opportunities, Artisan does in-depth financial analysis, looking primarily for three attributes: undemanding valuation (securities selling at a value significantly below Artisan's estimate of the value of the business), favorable economics (cash-producing businesses that Artisan believes are capable of earning acceptable returns on capital over the company's business cycle) and financial strength (companies with an acceptable level of debt and positive cash flow). The research process involves several key steps, including an in-depth analysis of the financial statements, an examination of the company's competitive position within its industry, a thorough analysis and review of the company's resources, and a review of business economics and cash flows. Artisan invests primarily in stocks with market caps between $1.5 billion and $10 billion at the time of initial investment by Artisan, though as long as an investment continues to meet Artisan's other investment criteria, Artisan may choose to hold a stock even if the company grows beyond the $10 billion capitalization level or falls below the $1.5 billion capitalization level.

The Artisan portion of the portfolio is broadly diversified by sector and security. Exposure to a single industry reflects Artisan's perception of investment opportunities within the market but does not exceed 25% of the Artisan portion of the portfolio (at market value at time of purchase). Positions are limited to a maximum of 5% of net assets of the Artisan portion of the portfolio (at market value at time of purchase). Artisan tries to maintain a cash position of no more than 5% of net assets of the Artisan portion of the portfolio, although cash flows from shareholder investments and redemptions and purchases and sales of portfolio securities may cause the cash position of the Artisan portion of the portfolio to be larger or smaller.

Artisan monitors each holding closely, evaluating new information relative to the original reasons for investing. Stocks generally are sold when Artisan thinks the stock is too expensive compared to its estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, the company exhibits deteriorating fundamentals or more attractive alternatives are identified.

CRM's mid-cap value strategy is bottom-up with an initial stock universe of 1,000-1,200 securities with market capitalization ranging from $1 billion - $10 billion, at purchase. Initial stock purchases represent 1-5% of the account depending on the liquidity of the individual security. The maximum position size may be allowed to appreciate to no more than 8% of the account. Although the firm's investment style is clearly bottom-up, CRM adheres to broad sector limits of 35% of the portfolio. A typical portfolio will hold 50-65 securities with an average annual turnover of 80-100%.

The investment process begins by the early identification of dynamic change that is material to the operations of a publicly traded company. CRM is attracted to companies, which will look different tomorrow - operationally, financially, managerially - when compared to yesterday. In its experience, this change often creates confusion and misunderstanding which can lead to undervaluation by the market. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of manufacturing/distribution, regulatory change, etc. Once change is identified, CRM conducts an appraisal of the business by producing a financial model based principally upon projected cash flow (which normalizes the inconsistencies of GAAP reported earnings). This appraisal is evaluated in the context of what the market is willing to pay for comparable companies as publicly traded stocks and also what a strategic buyer would pay for the whole company. CRM also evaluates the degree of recognition of the business by investors by monitoring the number and opinions of sell side analysts who closely follow the company and the nature of the shareholder base. Before deciding to purchase a stock, CRM conducts an extensive amount of business due diligence to corroborate its observations and assumptions.

Ideas are generated from a variety of sources including: qualitative; news services; event driven information; quantitative screens; price/neglect and metrics/valuation relationships; 'Connecting the Dots' research; companies within the same industry and companies in separate industries. CRM's ideas are generated internally with tremendous interaction between the group of 18 investment research professionals. The investment professionals regularly meet companies around the country and sponsor more than 300 company/ management meetings. Approximately, 90% of its research is internally sourced through a variety of means. With a research staff of 18, most of our company research will be done in house as opposed to using outside sources. However, CRM does use outside sources to corroborate its conclusions and to see what expectations a company may have.

Sterling's stock selection process begins with a universe of companies with market capitalization ranging from $1 billion to $10 billion. This universe includes over 1000 companies and incorporates a full rage of industries and sectors. Sterling uses both structured and non-structured screens to narrow this universe, resulting in list of 200-300 companies that are more closely analyzed as potential investments. With a focus on fundamentals, Sterling's equity investment team seeks businesses with strong cash flow, a competitive

THE HARTFORD MUTUAL FUNDS                                                     17

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

advantage, balance sheet strength and above average profitability. The team is also looking for quality management with characteristics of insider ownership, fair incentive compensation, and a long-term history of skilled capital allocation decisions. In establishing a company's intrinsic value, the firm utilizes multiple valuation tools. The primary valuation technique employed is a comprehensive discounted cash flow model. Buy and sell targets are based on Sterling's estimate of intrinsic value. The valuation generated is assessed using a market-based approach and compared versus private transactions among industry peers for reasonableness. Sterling maintains a proprietary database of mergers and acquisitions by industry and the corresponding metrics for each transaction.

Once each investment candidate is thoroughly researched and reviewed, Sterling constructs a "best ideas" portfolio consisting of 40-50 stocks. Portfolio risk is controlled based on multiple criteria within the portfolio, including a rigorously followed sell discipline. The equity team remains aware of and seeks to avoid significant sector concentration, with no more than a 15-percentage point overweight versus the benchmark.

INVESTMENT RISKS GENERALLY

The investment strategies and investment risks described below outline the general strategies and attendant risks associated with investing in the funds. For a description of the specific strategies and risks of the funds, please see the sections entitled "Principal Investment Strategy" and "Main Risks" for each respective fund at the beginning of this prospectus.

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to loans and debt securities, there exists, among other risks, the risk that the borrower or the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although it is not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), loans, foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security or obligor, group of securities or obligors, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to

THE HARTFORD MUTUAL FUNDS                                                     18

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The funds may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Floating Rate Fund may invest in securities of foreign issuers, loans of foreign borrowers, non-dollar securities and loans as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

Capital Appreciation II Fund may invest in emerging markets as part of its principal investment strategy. All other funds may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

Capital Appreciation II Fund may invest in securities of small capitalization companies as part of its principal investment strategy. All other funds may invest in securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the

THE HARTFORD MUTUAL FUNDS                                                     19

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

THE HARTFORD MUTUAL FUNDS                                                     20

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Capital Appreciation II Fund and Select MidCap Growth Fund are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issues and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities and Loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

Floating Rate Fund, Select MidCap Growth Fund and Select MidCap Value Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and loans and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.


THE HARTFORD MUTUAL FUNDS                                                     21

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

HIFSCO is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. At the same time, HIFSCO had over $25.4 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for each fund of funds and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The Select MidCap Growth Fund and the Select MidCap Value Fund rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval by the Board of Directors and without obtaining approval from those shareholders that participate in the Select MidCap Growth Fund or the Select MidCap Value Fund, as applicable. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, it is possible that the SEC, the New York Attorney General's Office or other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it would not be expected to result in a material adverse effect on the funds.


In addition, the Hartford Mutual Funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, in which plaintiffs make "direct claims" on behalf of investors in these funds and "derivative claims" on behalf of the funds themselves. Plaintiffs allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves and the funds' boards of directors. This litigation is not expected to result in a material adverse effect on the funds.


THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Capital Appreciation II Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority over approximately $470 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the Floating Rate Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had investment management authority over

THE HARTFORD MUTUAL FUNDS                                                     22

MANAGEMENT OF THE FUNDS

approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the Select MidCap Growth Fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of December 31, 2004, Chartwell managed over $6.4 billion in assets for over 200 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.


Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the Select MidCap Growth Fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of December 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman, Sachs & Co., had assets under management of approximately $463.2 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.


Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the Select MidCap Growth Fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of December 31, 2004, Northern Capital had investment management authority over $2.2 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.

Artisan Partners Limited Partnership ("Artisan") is an investment sub-adviser to the Select MidCap Value Fund. Artisan, a Delaware limited partnership, is a registered investment adviser providing investment management services to pension and profit sharing plans, trusts, endowments, foundations and charitable organizations and investment management and, in some cases, administrative services to investment companies. As of December 31, 2004, Artisan had investment management authority over approximately $40.4 billion in assets. Artisan is principally located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Cramer Rosenthal McGlynn, LLC ("CRM") is an investment sub-adviser to the Select MidCap Value Fund. CRM is an investment management company providing services to the institutional community representing corporate pensions, public funds, educational, community, religious and private endowments and foundations, as well as investment companies and individuals. As of December 31, 2004, Cramer Rosenthal McGlynn had approximately $7.0 billion in assets under management. CRM is principally located at 520 Madison Avenue, New York, NY, 10022.

Sterling Capital Management LLC ("Sterling") is an investment sub-adviser to the Select MidCap Value Fund. Sterling, a North Carolina limited liability company, is an independent investment firm that provides investment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 2004, Sterling had investment authority over approximately $7.7 billion in assets. Sterling is principally located at 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211.

MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

CAPITAL APPRECIATION II FUND AND SELECT MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS         ANNUAL RATE
-------------------------        -----------
First $500,000,000                   1.00%
Next  $500,000,000                   0.95%
Amount Over $1 Billion               0.90%

FLOATING RATE FUND

AVERAGE DAILY NET ASSETS         ANNUAL RATE
-------------------------        -----------
First $500,000,000                   0.65%
Amount Over $500,000,000             0.60%

THE HARTFORD MUTUAL FUNDS                                                     23

MANAGEMENT OF THE FUNDS

Because the funds did not commence operations until April 29, 2005, information is not available regarding fees paid by the funds to HIFSCO.

SELECT MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS      ANNUAL RATE
------------------------      -----------
First $500,000,000               0.90%
Amount Over $500,000,000         0.85%
Amount Over $1 Billion           0.80%

Because the fund did not commence operations until January 1, 2005, information is not available regarding fees paid by the fund to HIFSCO.

A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' semi-annual report to shareholders covering the period ending April 30, 2005.

PORTFOLIO MANAGERS OF THE FUNDS

The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

CAPITAL APPRECIATION II FUND This fund has been managed by a team of Portfolio Managers since its inception in 2005. Each member of the team manages a portion of the Fund.

Value Opportunities
James H. Averill, PhD, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Averill has been involved in portfolio management and securities analysis for the fund since its inception
(2005).

David R. Fassnacht, CFA, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1991. Mr. Fassnacht has been involved in portfolio management and securities analysis for the Fund since its inception
(2005).

James N. Mordy, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Mordy has been involved in portfolio management and securities analysis for the Fund since its inception (2005).

David W. Palmer, CFA, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Palmer has been involved in portfolio management and securities analysis for the Fund since its inception (2005).

Growth Opportunities
Michael T. Carmen, CFA and CPA, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1999. Mr. Carmen has been involved in portfolio management and securities analysis for the fund since its inception (2005)..

Special Situations
Frank D. Catrickes, CFA, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Catrickes has been involved in portfolio management and securities analysis for the fund since its inception
(2005).

Global Equities
Nicolas M. Choumenkovitch, CFA, Vice President of Wellington Management, joined the firm as an investment professional in 1995. Mr. Choumenkovitch has been involved in portfolio management and securities analysis for the fund since its inception (2005).

Capital Appreciation
Saul J. Pannell, CFA, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1974. Mr. Pannell has been involved in portfolio management and securities analysis for the fund since its inception
(2005).

THE HARTFORD MUTUAL FUNDS                                                     24

MANAGEMENT OF THE FUNDS

FLOATING RATE FUND Michael Bacevich, Managing Director and Senior Portfolio Manager of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2005). Mr. Bacevich joined Hartford Investment Management as an investment professional in 2004.

John Connor, Vice President and Credit Research Analyst of Hartford Investment Management, has been involved in portfolio management and securities analysis for the fund since its inception (2005). Mr. Connor joined Hartford Investment Management as an investment professional in 2004.

SELECT MIDCAP GROWTH FUND

CHARTWELL INVESTMENT PARTNERS, L.P. The fund is co-managed by Edward N. Antoian and Mark J. Cunneen.

Edward N. Antoian, Managing Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Antoian joined Chartwell in 1997 and has been the co-portfolio manager for Chartwell's Small Cap Growth and Mid Cap Growth Products where he is responsible for securities analysis in the Consumer, Healthcare & Services sectors. From 1984 to 1997, he was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds.

Mark J. Cunneen, Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Cunneen joined Chartwell in 2003 as Partner and Senior Portfolio Manager for the Mid Cap Growth Product where he is responsible for securities analysis in the Consumer Sector. Prior to joining Chartwell, he was a Managing Partner and Portfolio Manager at Churchfield Capital, where he founded and managed long/short equity hedge funds from 2002 to 2003. From 2000 to 2002, Mr. Cunneen was employed by J & W Seligman as a Portfolio Manager and was head of the Small Cap Growth Product.


GOLDMAN SACHS ASSET MANAGEMENT, L.P. The fund is managed by a team of 23 investment professionals led by Chief Investment Officers Herbert E. Ehlers, David G. Shell, Steven M. Barry and Gregory H. Ekizian.



Herbert E. Ehlers, Managing Director/Partner of Goldman, Sachs & Co., and Chief Investment Officer of the Growth Team, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ehlers joined GSAM as a senior portfolio manager and Chief Investment Officer of the Growth Team in 1997.



David G. Shell, Managing Director/Partner of Goldman, Sachs & Co., and Chief Investment Officer of the Growth Team, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Shell joined GSAM as a portfolio manager in 1997.



Steven M. Barry, Managing Director/Partner of Goldman, Sachs & Co., and Chief Investment Officer of the Growth Team, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Barry joined GSAM as a portfolio manager in 1999. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.



Gregory H. Ekizian, Managing Director and Chief Investment Officer of the Growth Team, has served as a co-portfolio manager of the fund since its inception
(2005). Mr. Ekizian joined GSAM as portfolio manager and Co-Chair of the Growth Investment Committee in 1997.


NORTHERN CAPITAL MANAGEMENT, LLC The fund is co-managed by Daniel T. Murphy and Brian A. Hellmer.

Daniel T. Murphy, President and Chief Investment Officer at Northern Capital, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Murphy joined Northern Capital in 1995 and has been President and Chief Investment Officer at Northern Capital during the past five years. He heads the investment management group, where he is responsible for all aspects of portfolio management. He is also Chairman of Northern Capital's Investment Committee, where he participates in the firm's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's security valuation modeling. Mr. Murphy also conducts primary research and stock selection activities for various industry groups.

THE HARTFORD MUTUAL FUNDS                                                     25

MANAGEMENT OF THE FUNDS

Brian A. Hellmer, Senior Vice President and Director of Research at Northern Capital, has served as a co-portfolio manager of the fund since its inception
(2005). Mr. Hellmer joined Northern Capital in 1996 and has been Director of Research at Northern Capital during the past five years. He manages investment analysts and traders, and has portfolio management responsibility for client accounts. He is also a member of Northern Capital's Investment Committee, where he participates in Northern Capital's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's security valuation efforts. He also conducts primary research and stock selection activities for various industry groups.

SELECT MIDCAP VALUE FUND

ARTISAN PARTNERS LIMITED PARTNERSHIP James C. Kieffer and Scott C. Satterwhite are co-managers of the Artisan portion of the portfolio of the Select MidCap Value Fund.

James C. Kieffer, Managing Director of Artisan, has served as a portfolio manager for Artisan, sub-adviser to the Fund, since its inception (2005). Mr. Kieffer joined Artisan as an investment professional in 1997.

Scott C. Satterwhite, Managing Director of Artisan, has served as a portfolio manager for Artisan, sub-adviser to the Fund, since its inception (2005). Mr. Satterwhite joined Artisan as an investment professional in 1997.

CRAMER ROSENTHAL MCGLYNN, LLC
Jay B. Abramson, President, Chief Investment Officer and Equity Portfolio Manager, has served as portfolio manager of the fund since its inception (2005). Mr. Abramson joined CRM as an investment professional in 1985.

Robert Rewey III, CFA, Vice President, Equity Portfolio Manager and Senior Research Analyst of CRM, has served as portfolio manager of the fund since its inception (2005). Mr. Rewey joined CRM as an investment professional in 2002.

STERLING CAPITAL MANAGEMENT LLC
Eduardo Brea, Managing Director, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Brea joined Sterling as an investment professional in 1995.

Brian Walton, Managing Director, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Walton joined Sterling as an investment professional in 1995.

Patrick Rau, Director and Principal, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Rau joined Sterling as an investment professional in 2001.

Timothy Beyer, Director and Principal, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Beyer joined Sterling as an investment professional in 2004.

THE HARTFORD MUTUAL FUNDS                                                     26

ABOUT YOUR ACCOUNT

CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A

- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

-     Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B

-     No front-end sales charge; all your money goes to work for you right away.

-     Distribution and service (12b-1) fees of 1.00%.

-     A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

-     No front-end sales charge; all your money goes to work for you right away.

-     Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS

            Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to an Underwriting Agreement initially approved by the board of directors of The Hartford Mutual Funds, Inc. (the "Company."). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of a fund. HIFSCO is not obligated to sell any specific amount of shares of any fund.

THE HARTFORD MUTUAL FUNDS                                                     27

ABOUT YOUR ACCOUNT

DISTRIBUTION PLANS

            The Company, on behalf of the funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of the Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Company's board of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

            In accordance with the terms of the Plans, HIFSCO provides to each fund, for review by the Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable funds as defined in the 1940 Act and do not and did not

THE HARTFORD MUTUAL FUNDS                                                     28

ABOUT YOUR ACCOUNT

have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors of the Company believes that there is a reasonable likelihood that the Plans will benefit each applicable fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the board who are not interested persons of the funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the fund affected thereby. A Plan will automatically terminate in the event of its assignment.

THE HARTFORD MUTUAL FUNDS                                                     29

ABOUT YOUR ACCOUNT

HOW SALES CHARGES ARE CALCULATED

CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                         DEALER
                        AS A % OF       AS A %        COMMISSION AS
                        OFFERING        OF NET        PERCENTAGE OF
   YOUR INVESTMENT        PRICE       INVESTMENT     OFFERING PRICE
   ---------------      ---------     ----------     --------------
Less than $50,000         5.50%          5.82%           4.75%
$ 50,000 -- $ 99,999      4.50%          4.71%           4.00%
$100,000 -- $249,999      3.50%          3.63%           3.00%
$250,000 -- $499,999      2.50%          2.56%           2.00%
$500,000 -- $999,999      2.00%          2.04%           1.75%
$1 million or more(1)        0%             0%              0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last five categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
 PURCHASE         CDSC
 --------         ----
1st year          5.00%
2nd year          4.00%
3rd year          3.00%
4th year          3.00%
5th year          2.00%
6th year          1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER
 PURCHASE         CDSC
 --------         ----
1st year          1.00%
After 1 year      None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

THE HARTFORD MUTUAL FUNDS                                                     30

ABOUT YOUR ACCOUNT

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the funds to defray their expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the Hartford Mutual Funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered through a separate prospectus) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge

THE HARTFORD MUTUAL FUNDS                                                     31

ABOUT YOUR ACCOUNT

      paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

-     because of shareholder death or disability,

-     because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

-     for retirement plans under the following circumstances:

      (1) to return excess contributions,

      (2) hardship withdrawals as defined in the plan,

      (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

      (4) to meet minimum distribution requirements under the Internal Revenue Code,

      (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

      (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

-     selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,


- present or former officers, directors and employees of Artisan, Chartwell, GSAM, CRM, Northern Capital and Sterling,


- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

THE HARTFORD MUTUAL FUNDS                                                     32

ABOUT YOUR ACCOUNT

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.


The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.


ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2004.

As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Advisors Network, Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Mutual Service Corporation, National Planning Corporation, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate

THE HARTFORD MUTUAL FUNDS                                                     33

ABOUT YOUR ACCOUNT

Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $17,854,025 in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $24,545,189 in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

         ADDRESS:                                PHONE NUMBER:
THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
      P.O. BOX 9140
MINNEAPOLIS, MN 55480-9140      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:


      -     non-retirement accounts: $1,000 per fund.



      -     retirement accounts: $1,000 per fund.


THE HARTFORD MUTUAL FUNDS                                                     34

ABOUT YOUR ACCOUNT


      - Automatic Investment Plans: $50 to open. You must invest at least $50 per month in each fund.



      -     subsequent investments: $50 per fund.


Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

         ADDRESS:                                PHONE NUMBER:
THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
      P.O. BOX 9140
MINNEAPOLIS, MN 55480-9140      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     35

BUYING SHARES

ON THE WEB
                  TO ACCESS YOUR ACCOUNTS

                  -    Go to www.hartfordinvestor.com

[INTERNET         -     Under Client Account Access, click on Hartford Mutual
 GRAPHIC]               Funds, and enter your User ID (SSN) and PIN. First time
                        users will need to create a PIN, by clicking on the Create/Reset PIN link.

                  TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT

                  - Select `Work with Fund' on the fund you want to purchase shares in.

                  - First time users will need to select the Add Bank Instructions function to setup their bank information online.

                  - Once bank instructions have been established, select the purchase shares function and enter the purchase information.

                  - After you submit your successful purchase request a purchase acknowledgement will be displayed.

                  TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL FUND

                  -     After logging into your accounts at
                        www.hartfordinvestor.com, select `Work with Fund' on one of the funds you will be exchanging between.

                  - Select the Exchange Shares function and follow the instructions on the Exchange Request screen.

                  - On the verification page, check the box explaining that you have read, understand and accept the terms and conditions of the prospectus, and click submit.

                  - After you submit your successful exchange request an exchange acknowledgement will be displayed.


                  Note: The minimum exchange amount when opening a new fund is $1,000 per fund.


ON THE PHONE

                  TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT

 [PHONE           -     Verify that your bank/credit union is a member of the
GRAPHIC]                Automated Clearing House (ACH) system.

                  - Call The Hartford at the number below to verify that your bank or credit union information is set up. If not currently set up, you will be asked to provide bank instructions in writing or by fax.

                  - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

                  Note: The minimum purchase is $50.00 per fund.

                  TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                     EXISTING HARTFORD MUTUAL FUND

                  - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.


                  Note: The minimum exchange amount when opening a new fund is
                        $1,000 per fund.


THE HARTFORD MUTUAL FUNDS

BUYING SHARES

IN WRITING:
WITH CHECK

[CHECK            -     Make out a check for the investment amount, payable to
GRAPHIC]                "The Hartford Mutual Funds."

                  - Complete the detachable investment slip from an account statement, or write a note specifying the fund name and share class, account number and the name(s) in which the account is registered.

                  - Deliver the check and your investment slip, or note, to the address listed below.

BY EXCHANGE


                  - Write a letter of instruction indicating the fund names, share class, account number, the name(s) in which the accounts are registered, and your signature.


[ARROW
GRAPHIC]          -     Deliver these instructions to your financial
                        epresentative or plan administrator, or mail to the address listed below.


                  Note: The minimum exchange amount when opening a new fund is
                        $1,000 per fund.


BY WIRE

                  - Instruct your bank to wire the amount of your investment to:

                              US Bank National Association
                              ABA #091000022, credit account no:
[COMPUTER                     1-702-2514-1341
 GRAPHIC]                     The Hartford Mutual Funds Purchase Account
                              For further credit to: (Your name)
                              Hartford Mutual Funds Account Number:
                              (Your account number)

                  Specify the fund name, share class, your account number
                      and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

        ADDRESS:                                PHONE NUMBER:
   THE HARTFORD MUTUAL FUNDS               1-888-THE-STAG (843-7824)
         P.O. BOX 9140
   MINNEAPOLIS, MN 55480-9140   OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                  ADMINISTRATOR FOR INSTRUCTIONSAND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS

SELLING SHARES

 BY LETTER

                  -     Write a letter of instruction or complete a power of
(LETTER                 attorney indicating the fund name, your share class,your
GRAPHIC)                account number, the name(s) in which the account is
                        registered and the dollar value or number of shares you wish to sell.

                  - Include all signatures and any additional documents that may be required (see next page).

                  - Mail the materials to the address below or to your plan administrator.

                  - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption proceeds.

BY PHONE

                  - Restricted to sales of up to $50,000 in any 7-day period.


(PHONE            -     To place your order with a representative, call the
GRAPHIC)                transfer agent at the number below between 8 A.M. and 7
                        P.M. Eastern Time (between 7:00 A.M. and 6 P.M. Central
                        Time) Monday through Thursday and between 9:15 A.M. and
                        6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M.
                        Central Time) on Friday. Orders received after 4 P.M.
                        Eastern Time (3 P.M. Central Time) will receive the next business day's offering price.


                  - For automated service 24 hours a day using your touch-tone phone, call the number below.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

(COMPUTER         -     Fill out the "Telephone Exchanges and Telephone
GRAPHIC)                Redemption" and "Bank Account or Credit Union
                        Information" sections of your new account application.

                  - Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.

                  - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this service. Wire transfers are available upon request but may be subject to a nominal fee.

                  - Amounts of less than $1,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.

                  - Phone requests are limited to amounts up to $50,000 in a 7-day period.

BY EXCHANGE

                  -     Obtain a current prospectus for the fund into which you
                        are exchanging by calling your financial representative
  (ARROW                or the transfer agent at the number below.
  GRAPHIC)
                  -     Call your financial representative or the transfer gent
                        to request an exchange.

ON THE WEB

                  -     Log into your account(s) by using Client Account

 (ARROW           -     Access at www.HartfordInvestor.com
GRAPHIC)
                  -     On the Portfolio Summary page, find the fund you want to
                        redeem from and select `Work with Fund' - On the Fund
                        Detail page, select either the `Redeem Shares' or `Exchange Shares' function, and click `Go' - Complete the Redemption or Exchange Request, and click on `Continue'.

                  -     Verify the transaction information and click on `Submit'

                  * Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e. SEP, SIMPLE and 403B plans), you will not be allowed to enter a redemption request for these types of accounts online.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services".

              ADDRESS:                                      PHONE NUMBER:
      THE HARTFORD MUTUAL FUNDS                       1-888-THE-STAG (843-7824)
           P.O. BOX 64387
      ST. PAUL, MN0 55164-0387  OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING

BY LETTER

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                  -     your address of record has changed within the past 30
(LETTER                 days
GRAPHIC)
                  -     you are selling more than $50,000 worth of shares

                  - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

Please note that a notary public CANNOT provide a signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

  OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.

                  -     Letter of instruction.

                  - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

                  -     Signature guarantee if applicable (see above).

  OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.

                  -     Letter of instruction.

                  - Corporate resolution, certified within the past twelve months.

                  - On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

                  -     Signature guarantee if applicable (see above).

  OWNERS OR TRUSTEES OF TRUST ACCOUNTS.

                  -     Letter of instruction.

                  -     On the letter, the signature(s) of the trustee(s).

                  - Provide a copy of the trust document certified within the past twelve months.

                  -     Signature guarantee if applicable (see above).

  JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.

                  -     Letter of instruction signed by surviving tenant.

                  -     Copy of death certificate.

                  -     Signature guarantee if applicable (see above).

  EXECUTORS OF SHAREHOLDER ESTATES.

                  -     Letter of instruction signed by executor.

                  - Copy of order appointing executor, certified within the past twelve months.

                  -     Signature guarantee if applicable (see above).

  ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT TYPES NOT LISTED ABOVE.

                  -     Call 1-888-843-7824 for instructions.

            ADDRESS:                               PHONE NUMBER:
     THE HARTFORD MUTUAL FUNDS              1-888-THE-STAG (843-7824)
       P.O. BOX 64387
     ST.PAUL,MN 55164-0387      OR CONTA CTYOUR FINANCIAL REPRESENTATIVE OR PLAN
                                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES

VALUATION OF SHARES

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.


The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the funds will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the funds' Board of Directors. Market prices may be deemed unreliable, for example, if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; and (iv) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the funds use a fair value pricing service approved by the funds' Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.


Debt securities (other than short-term obligations) held by the funds are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the Board of Directors. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.


The Floating Rate Fund values its assets daily. The Floating Rate Fund uses independent pricing services to value most loans and debt securities at their market value. The Floating Rate Fund may use the fair value method to value loans or securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a market and before the Floating Rate Fund values its assets would materially affect net asset value. A loan or security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair value valuation procedures. Because foreign loans and securities sometimes trade on days when the Floating Rate Fund shares are not priced, net asset value can change on days when Floating Rate Fund shares cannot be redeemed. The Floating Rate Fund trades loans and securities actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.


BUY AND SELL PRICES

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares. This transaction fee is separate from any sales charge that the funds may apply.

THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

Normally, Floating Rate Fund redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the Floating Rate Fund. Floating Rate Fund redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

REQUESTS IN "GOOD ORDER"

All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

-     The fund name and account number.

-     The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

-     Signature guarantees (if required).

-     Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain Hartford Mutual Funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase these funds.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that

THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES

would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds may, in certain circumstances, reverse a transaction determined to be abusive. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)

If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES

SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS

Although it would not normally do so, each fund, with the exception of the Floating Rate Fund, has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.


Floating Rate Fund redemption proceeds may be paid in securities or other property rather than in cash if it is in the best interests of the Floating Rate Fund. If a Floating Rate Fund shareholder receives a distribution in securities or property other than cash, brokerage or other charges may be incurred in converting securities or other property to cash.


PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

-     after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.


DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the Select MidCap Growth Fund, Select MidCap Value Fund and Capital Appreciation II Fund are normally declared and paid annually and dividends from net investments income and capital gains of the Floating Rate Fund are normally declared and paid monthly. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.


If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends,

THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES

regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause a fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

-     Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(s). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

-     Fill out the relevant part of the account application.

-     Be sure that the amount is for $50 or more per fund.

-     Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

-     Fill out the relevant portion of the account application.

-     Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

Because the funds did not commence operations until April 29, 2005 (with the exception of the Select MidCap Growth Fund, which did not commence operations until January 1, 2005), no financial highlight information is available for the funds.

THE HARTFORD MUTUAL FUNDS

                         PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                        (HEREIN CALLED "WE, OUR, AND US")

           This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) ourbrokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

THE HARTFORD MUTUAL FUNDS

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing newproducts; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) securedfiles;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

THE HARTFORD MUTUAL FUNDS

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medicalrecords; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

THE HARTFORD MUTUAL FUNDS

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT  TO SHAREHOLDERS


Additional information about each fund will be contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that will have significantly affected that fund's performance during the last fiscal year, as well as the independent registered accounting firm report. Because each of the funds did not commence operations until April 29, 2005 (with the exception of Select MidCap Growth Fund, which did not commence operations until January 1, 2005) the funds have not yet delivered an annual or semi-annual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.

The funds make available this prospectus and their SAI free of charge, on the funds' website at www.hartfordinvestor.com. The funds will make available their annual/semi-annual reports free of charge on the funds' website when such reports become available.

To request a free copy of the current SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:

1-888-843-7824

ON THE INTERNET:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

THE HARTFORD MUTUAL FUNDS

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD MUTUAL FUNDS

                            THE HARTFORD MUTUAL FUNDS

                                 CLASS Y SHARES

                                 PROSPECTUS
                                 APRIL 29, 2005

AS WITH ALL MUTUAL FUNDS, THE SECURITIES         THE HARTFORD CAPITAL APPRECIATION II FUND
AND EXCHANGE COMMISSION HAS NOT                  THE HARTFORD FLOATING RATE FUND
APPROVED OR DISAPPROVED THESE SECURITIES         THE HARTFORD SELECT MIDCAP GROWTH FUND
OR PASSED UPON THE ADEQUACY OF THIS              THE HARTFORD SELECT MIDCAP VALUE FUND
PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            THE HARTFORD MUTUAL FUNDS
                            P.O. BOX 64387
                            ST. PAUL, MN 55164-0387

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS

Introduction                                                Introduction
-----------------------------------------                   --------------------------------------------
A summary of each fund's goals, principal
strategies, main risks, performance and                     The Hartford Capital Appreciation II Fund
expenses                                                    The Hartford Floating Rate Fund
                                                            The Hartford Select MidCap Growth Fund
                                                            The Hartford Select MidCap Value Fund

Description of other investment  strategies and             Investment strategies and investment matters
investment risks

Investment manager and management fee                       Management of the funds
information

Information on your account                                 About your account
                                                            Class Y share investor requirements
                                                            Compensation to  Broker-Dealers,
                                                            Financial Institutions  and Other
                                                            Persons
                                                            Opening an account
                                                            Buying shares
                                                            Selling shares
                                                            Transaction policies
                                                            Dividends and account policies
                                                            Additional investor services

Further information on the funds                            Financial highlights
                                                            Privacy policy
                                                            For more information

                                                                      back cover

THE HARTFORD MUTUAL FUNDS

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class Y shares of the funds. Capital Appreciation II Fund, Select MidCap Growth Fund and Select MidCap Value Fund are diversified funds. Floating Rate Fund is a non-diversified fund. Each fund is a series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS

THE HARTFORD CAPITAL APPRECIATION II FUND

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities.

The fund employs a multiple portfolio manager structure and is organized into several `sleeves', each of which is managed according to a specific approach. The Fund is organized as follows:

Growth Opportunities 25% - 35% of the total portfolio
Michael T. Carmen, CFA, CPA
The Growth Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations.

Value Opportunities 25% - 35% of the total portfolio
Value Opportunities Team: James H. Averill, PhD, David R. Fassnacht, CFA, James
N. Mordy, David W. Palmer, CFA
The Value Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in common stocks covering a broad range of industries and market capitalizations. The strategy emphasizes securities that Wellington Management believes are undervalued and have the potential for appreciation.

Global Equities 15% - 25% of the total portfolio
Nicolas M. Choumenkovitch, CFA
The Global Equities strategy invests in companies that have been identified as possessing sustainable franchises that allow them to earn excess returns through various economic cycles. The strategy emphasizes in-depth company research and valuation disciplines while utilizing analysis of secular trends to identify favorable sectors.

Capital Appreciation 5% - 15% of the total portfolio
Saul J. Pannell, CFA
The Capital Appreciation strategy seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry.

Special Situations 5% - 15% of the total portfolio
Frank D. Catrickes, CFA
The Special Situations approach combines bottom-up fundamental research and security selection with top-down sector weightings and industry analysis. Assets may be concentrated in specific industries, sectors, regions, and countries.

The fund may change the percentage of the fund invested in each of these sleeves without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

THE HARTFORD MUTUAL FUNDS

THE HARTFORD CAPITAL APPRECIATION II FUND

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUND

THE HARTFORD CAPITAL APPRECIATION II FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                                        CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price                         None
   Maximum deferred sales charge (load)                                                  None
   Exchange fees                                                                         None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                                        %
   Distribution and service (12b-1) fees                                                 None
   Other expenses(1)                                                                      %
   Total annual operating expenses[(2)]                                                   %

(1)   Estimated.


[(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%. This policy may be discontinued at any time.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)                  CLASS Y
      Year 1                                              $
      Year 3                                              $

THE HARTFORD MUTUAL FUNDS

THE HARTFORD FLOATING RATE FUND

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund's total assets are invested in below-investment-grade variable or floating rate loans ("Floating Rate Loans") and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund's total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund's total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund's sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"), relies on a bottom-up, fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management's process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan's and each security's structural features, covenants, underlying collateral and price compared to its long-term value.

MAIN RISKS. The major factors affecting this fund's performance are credit and interest rate risk. Credit risk depends largely on the perceived financial health of Borrowers and issuers of debt securities. In general, lower-rated loans and bonds have higher credit risks. Loan prices and prices of debt securities can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than would be the case with less aggressive loan and bond funds. Because the fund invests mainly in investments rated below-investment-grade, it is subject to heightened credit risk. The fund could lose money if the fundamentals of an industry in which the fund invests deteriorate or if a Borrower or issuer underperforms or defaults, or if any loan or debt security that the fund owns is downgraded. In addition, because the fund is non-diversified and therefore may take larger positions in individual Borrowers and issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

When interest rates rise, the value of a portfolio invested in fixed-rate obligations falls. You could lose money as a result of your investment. The fund could also lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

Most, but not all, Floating Rate Loans and certain debt securities allow for prepayment of principal without penalty. Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.

THE HARTFORD MUTUAL FUNDS

THE HARTFORD FLOATING RATE FUND

Foreign investments may be more risky than domestic investments. Investments in loans of foreign Borrowers and securities of foreign issuers and non-dollar loans and securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Foreign loans and foreign debt securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.


As with many fixed income investments, there is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is an unregulated inter-dealer or inter-bank re-sale market. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the fund's net asset value. Loans usually trade in large denominations (typically $1 million and higher) and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. In addition, loans in which the fund invests may require the consent of the Borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the fund's ability to sell loans and may adversely affect the price that can be obtained. The fund may have difficulty disposing of loans if it needs cash to pay redemption requests, to pay dividends, to pay expenses or to take advantage of new investment opportunities. These considerations may cause the fund to sell loans or securities at lower prices than it would otherwise consider to meet cash needs or cause the fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively affect performance. The fund may seek to avoid the necessity of selling assets to meet such needs by the use of borrowings.


The fund typically purchases loans via assignment, which makes the fund a direct lender. However, the fund may also invest in loans by purchasing a participation interest. A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the Borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the Borrower.

THE HARTFORD MUTUAL FUNDS

THE HARTFORD FLOATING RATE FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                                CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price                  None
   Maximum deferred sales charge (load)                                           None
   Exchange fees                                                                  None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                                  %
   Distribution and service (12b-1) fees                                          None
   Other expenses(1)                                                                %
   Total annual operating expenses[(2)]                                             %

(1)   Estimated.


[(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%. This policy may be discontinued at any time.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)                                           CLASS Y
 Year 1                                                                           $
 Year 3                                                                           $

THE HARTFORD MUTUAL FUNDS

THE HARTFORD SELECT MIDCAP GROWTH FUND

INVESTMENT GOAL. The Hartford Select MidCap Growth Fund (the "fund") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2004, the market capitalization of companies included in this index ranged from approximately $600 million to $33.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Chartwell Investment Partners, L.P.'s ("Chartwell") mid-cap strategy focuses on finding companies that demonstrate strong increases in earnings per share. The portfolio managers and analysts search for three key elements in each targeted investment: consistent, long-term growth, regardless of economic growth, sound economic foundation and proven management expertise. In addition, the investment team concentrates on identifying a stable operating environment as perceived through superior business practices, predictable regulatory environments and conservative accounting practices.

Goldman Sachs Asset Management, L.P. ("GSAM") employs a bottom-up investment process that seeks to identify high quality growth companies whose stock price will appreciate as a result of the above average growth in the underlying business. GSAM invests as if it were acquiring the business, rather than investing in the stock. Therefore, analysts spend considerable time evaluating the drivers of long-term growth and profitability for each company.

Northern Capital Management, LLC's ("Northern Capital") mid-cap growth process focuses on bottom-up fundamental research to identify and select growth companies that have significant return potential. The securities in the portfolio can be commonly characterized as growth companies that are market leaders with strong competitive positions.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Each sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

THE HARTFORD MUTUAL FUNDS

THE HARTFORD SELECT MIDCAP GROWTH FUND

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS

THE HARTFORD SELECT MIDCAP GROWTH FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                                CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price                  None
   Maximum deferred sales charge (load)                                           None
   Exchange fees                                                                  None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                                %
   Distribution and service (12b-1) fees                                          None
   Other expenses(1)                                                              %
   Total annual operating expenses(2)                                             %

(1)   Estimated.

(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.10%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)                                           CLASS Y
   Year 1                                                                          $
   Year 3                                                                          $

THE HARTFORD MUTUAL FUNDS

THE HARTFORD SELECT MIDCAP VALUE FUND

INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund's total assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap Value Index. As of December 31, 2004, the market capitalization of companies included in this index ranged from approximately $63 million to $34 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Artisan Partners Limited Partnership, Cramer Rosenthal McGlynn, LLC and Sterling Capital Management LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Artisan Partners Limited Partnership's ("Artisan") mid-cap value strategy invests in a diversified portfolio of mid-cap value companies that Artisan believes are undervalued, in solid financial condition and provide a controlled level of risk. Artisan uses its own research process to analyze potential investments for the portfolio. The focus is on individual companies, rather than on trends in the economy or securities markets. The strategy often finds investment opportunities in companies that have one or more of the following characteristics: turnarounds, companies in transition, companies with hidden assets and companies whose earnings have fallen short of expectations.

Cramer Rosenthal McGlynn, LLC ("CRM") views investment prospects on a long-term basis, believing that successful investing is a result of recognizing change that is material to the operations of a company, often coinciding with misunderstanding and confusion that can result in the securities of a business becoming undervalued relative to its future prospects and peers. CRM's objective is to identify this dynamic change at an early stage, conduct an appraisal of the business, and assess the market's perceptions. CRM uses a bottom-up strategy, conducting comprehensive due diligence that looks for companies that are analyzable and corporate management that is accessible.

Sterling Capital Management LLC's ("Sterling") approach to mid-cap equity management is fundamental, bottom-up and value oriented. Its strategy is to identify stocks of quality companies selling at large discounts to the underlying value of the business. Sterling refers to its philosophy as an "owner's approach" to investing, asking the same questions that a potential owner would ask if they were to enter into a private purchase transaction, examining all factors relevant to the worth of the ongoing business using traditional fundamental security analysis. Like the owner, Sterling focuses on balance sheet quality, normalized earnings power, industry stability and management talent, among other factors.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The sub-advisers' investment strategies will significantly influence the fund's performance. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS

THE HARTFORD SELECT MIDCAP VALUE FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                                CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price                  None
   Maximum deferred sales charge (load)                                           None
   Exchange fees                                                                  None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                                 %
   Distribution and service (12b-1) fees                                          None
   Other expenses (1)                                                              %
   Total annual operating expenses[(2)]                                            %

(1)   Estimated.


[(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%. This policy may be discontinued at any time.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)                                           CLASS Y
   Year 1                                                                          $
   Year 3                                                                          $

THE HARTFORD MUTUAL FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

IMPLEMENTATION OF PRINCIPAL INVESTMENT STRATEGIES

THE HARTFORD SELECT MIDCAP GROWTH FUND

In implementing a mid-cap strategy for the Select MidCap Growth Fund, the Chartwell team of managers and analysts rely on both proprietary and non-proprietary sources of information for the investment decisions, including direct company contacts, unbiased primary information sources, such as suppliers and customers, as well as Wall Street research for basic company and industry information. Individual securities are evaluated using conservative valuation parameters, measured against their historical levels and relative to a peer universe. Among the valuation metrics utilized are price to earnings, earnings growth rates, ratio of price to earnings to growth, price to cash flow, return on equity, return on assets, return on investments, as well as quarterly earnings expectations and results.

In constructing portfolios of sound investments, Chartwell utilizes a continuous process of fundamental research, evaluation, portfolio construction and monitoring. The investment universe comprises 800 securities ranging in market capitalization between $1.5 billion and $10 billion with a median of approximately $3 billion. The portfolio managers initiate investment ideas opportunistically, when securities are attractively valued, yet concentrate holdings in companies best positioned for rapid growth. The portfolio typically comprises 50-60 names. Chartwell's mid-cap growth investment style lies between growth at a reasonable price and momentum investing.

In implementing a bottom-up investment process that seeks to identify high quality growth companies, the GSAM investment team conducts fundamental analysis of industry and company financials to determine the real worth of the business. In an effort to buy businesses poised for long-term growth, the research team focuses on companies with strong business franchises, favorable long-term prospects and exceptional management. In addition, analysts evaluate the strategic long-term growth capabilities of a business rather than short-term factors. The end result is a portfolio of high quality growth companies with relatively low turnover. The investment process begins with a universe of companies with market capitalizations ranging from $500 million to $13 billion. Investment ideas originate from internal investment group meetings, periodicals or through discussions with other companies under coverage. Companies are evaluated based on numerous investment criteria, namely dominant market shares, established brand names, pricing power, recurring revenue streams, free cash flow, high returns on invested capital, predictable and sustainable growth, long product life cycles, enduring competitive advantage, favorable demographics and excellent management. If the company meets the investment criteria, analysts create a financial model based on the balance sheet, income and cash flow statements and also calculate the company's total enterprise value. Analysts will also meet with management, competitors, customers and suppliers to assess the company's long-term fundamentals, business plan and current and future challenges. The portfolio ultimately consists of approximately 60-80 securities with a median market capitalization of $3 billion to $4 billion. Analysts concentrate on growth companies whose intrinsic business value is attractive relative to its stock price and is expected to increase over time. The expectation is that investing in a growth company at a discount provides a margin of safety and a potential for incremental return to the portfolio as the gap between the stock price and intrinsic value contracts. This is also a key component of GSAM's ability to manage risk over the long term. As it relates to risk management, GSAM employs a number of policies and procedures in portfolio construction, which include monitoring of sector, industry and stock exposures, and utilizes a variety of portfolio construction analysis tools.

In implementing a mid-cap growth strategy to identify and select growth companies, the Northern Capital investment team combines traditional fundamental research with competitive analysis to rank securities based on the level and sustainability of their earnings growth. The team then constructs the portfolio by purchasing securities where the market price does not fully reflect the company's underlying growth prospects. This disciplined process is intended to produce long-term results that exceed the returns of the overall market over a full market cycle. The mid-cap coverage universe initially comprises some 350 companies based on the following criteria: market capitalizations generally between $1 billion to $12 billion, historical earnings per share growth faster than the market, leaders within their respective industries and strong competitive position. Investment analysts construct proprietary earnings models and competitive advantage rankings based on information gathered from various company and industry sources. Analysts' growth assumptions and competitive advantage rankings are also used to develop terminal price/earnings models that reflect analysts' assumptions about the sustainability of each company's long-term earnings. The portfolio is constructed from 50-65 of the most attractive stocks (with a median market capitalization below $5 billion) based on expected returns and consistent with industry diversification constraints.

THE HARTFORD MUTUAL FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

THE HARTFORD SELECT MIDCAP VALUE FUND

After identifying companies that appear to present investment opportunities, Artisan does in-depth financial analysis, looking primarily for three attributes: undemanding valuation (securities selling at a value significantly below Artisan's estimate of the value of the business), favorable economics (cash-producing businesses that Artisan believes are capable of earning acceptable returns on capital over the company's business cycle) and financial strength (companies with an acceptable level of debt and positive cash flow). The research process involves several key steps, including an in-depth analysis of the financial statements, an examination of the company's competitive position within its industry, a thorough analysis and review of the company's resources, and a review of business economics and cash flows. Artisan invests primarily in stocks with market caps between $1.5 billion and $10 billion at the time of initial investment by Artisan, though as long as an investment continues to meet Artisan's other investment criteria, Artisan may choose to hold a stock even if the company grows beyond the $10 billion capitalization level or falls below the $1.5 billion capitalization level.

The Artisan portion of the portfolio is broadly diversified by sector and security. Exposure to a single industry reflects Artisan's perception of investment opportunities within the market but does not exceed 25% of the Artisan portion of the portfolio (at market value at time of purchase). Positions are limited to a maximum of 5% of net assets of the Artisan portion of the portfolio (at market value at time of purchase). Artisan tries to maintain a cash position of no more than 5% of net assets of the Artisan portion of the portfolio, although cash flows from shareholder investments and redemptions and purchases and sales of portfolio securities may cause the cash position of the Artisan portion of the portfolio to be larger or smaller.

Artisan monitors each holding closely, evaluating new information relative to the original reasons for investing. Stocks generally are sold when Artisan thinks the stock is too expensive compared to its estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, the company exhibits deteriorating fundamentals or more attractive alternatives are identified.

CRM's mid-cap value strategy is bottom-up with an initial stock universe of 1,000-1,200 securities with market capitalization ranging from $1 billion - $10 billion, at purchase. Initial stock purchases represent 1-5% of the account depending on the liquidity of the individual security. The maximum position size may be allowed to appreciate to no more than 8% of the account. Although the firm's investment style is clearly bottom-up, CRM adheres to broad sector limits of 35% of the portfolio. A typical portfolio will hold 50-65 securities with an average annual turnover of 80-100%.

The investment process begins by the early identification of dynamic change that is material to the operations of a publicly traded company. CRM is attracted to companies, which will look different tomorrow - operationally, financially, managerially - when compared to yesterday. In its experience, this change often creates confusion and misunderstanding which can lead to undervaluation by the market. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of manufacturing/distribution, regulatory change, etc. Once change is identified, CRM conducts an appraisal of the business by producing a financial model based principally upon projected cash flow (which normalizes the inconsistencies of GAAP reported earnings). This appraisal is evaluated in the context of what the market is willing to pay for comparable companies as publicly traded stocks and also what a strategic buyer would pay for the whole company. CRM also evaluates the degree of recognition of the business by investors by monitoring the number and opinions of sell side analysts who closely follow the company and the nature of the shareholder base. Before deciding to purchase a stock, CRM conducts an extensive amount of business due diligence to corroborate its observations and assumptions.

Ideas are generated from a variety of sources including: qualitative; news services; event driven information; quantitative screens; price/neglect and metrics/valuation relationships; 'Connecting the Dots' research; companies within the same industry and companies in separate industries. CRM's ideas are generated internally with tremendous interaction between the group of 18 investment research professionals. The investment professionals regularly meet companies around the country and sponsor more than 300 company/ management meetings. Approximately, 90% of its research is internally sourced through a variety of means. With a research staff of 18, most of our company research will be done in house as opposed to using outside sources. However, CRM does use outside sources to corroborate its conclusions and to see what expectations a company may have.

Sterling's stock selection process begins with a universe of companies with market capitalization ranging from $1 billion to $10 billion. This universe includes over 1000 companies and incorporates a full rage of industries and sectors. Sterling uses both structured and non-structured screens to narrow this universe, resulting in list of 200-300 companies that are more closely analyzed as potential investments. With a focus on fundamentals, Sterling's equity investment team seeks businesses with strong cash flow, a competitive

THE HARTFORD MUTUAL FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

advantage, balance sheet strength and above average profitability. The team is also looking for quality management with characteristics of insider ownership, fair incentive compensation, and a long-term history of skilled capital allocation decisions. In establishing a company's intrinsic value, the firm utilizes multiple valuation tools. The primary valuation technique employed is a comprehensive discounted cash flow model. Buy and sell targets are based on Sterling's estimate of intrinsic value. The valuation generated is assessed using a market-based approach and compared versus private transactions among industry peers for reasonableness. Sterling maintains a proprietary database of mergers and acquisitions by industry and the corresponding metrics for each transaction.

Once each investment candidate is thoroughly researched and reviewed, Sterling constructs a "best ideas" portfolio consisting of 40-50 stocks. Portfolio risk is controlled based on multiple criteria within the portfolio, including a rigorously followed sell discipline. The equity team remains aware of and seeks to avoid significant sector concentration, with no more than a 15-percentage point overweight versus the benchmark.

INVESTMENT RISKS GENERALLY

The investment strategies and investment risks described below outline the general strategies and attendant risks associated with investing in the funds. For a description of the specific strategies and risks of the funds, please see the sections entitled "Principal Investment Strategy" and "Main Risks" for each respective fund at the beginning of this prospectus.

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to loans and debt securities, there exists, among other risks, the risk that the borrower or the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although it is not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), loans, foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security or obligor, group of securities or obligors, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to

THE HARTFORD MUTUAL FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The funds may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Floating Rate Fund may invest in securities of foreign issuers, loans of foreign borrowers, non-dollar securities and loans as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

Capital Appreciation II Fund may invest in emerging markets as part of its principal investment strategy. All other funds may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

Capital Appreciation II Fund may invest in securities of small capitalization companies as part of its principal investment strategy. All other funds may invest in securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the

THE HARTFORD MUTUAL FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

THE HARTFORD MUTUAL FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Capital Appreciation II Fund and Select MidCap Growth Fund are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issues and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities and Loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

Floating Rate Fund, Select MidCap Growth Fund and Select MidCap Value Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and loans and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.


THE HARTFORD MUTUAL FUNDS

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

HIFSCO is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. At the same time, HIFSCO had over $25.4 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for each fund of funds and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The Select MidCap Growth Fund and the Select MidCap Value Fund rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval by the Board of Directors and without obtaining approval from those shareholders that participate in the Select MidCap Growth Fund or the Select MidCap Value Fund, as applicable. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, it is possible that the SEC, the New York Attorney General's Office or other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it would not be expected to result in a material adverse effect on the funds.

In addition, the Hartford Mutual Funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, in which plaintiffs make "direct claims" on behalf of investors in these funds and "derivative claims" on behalf of the funds themselves. Plaintiffs allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, the Hartford Mutual Funds, Inc., the Hartford Mutual Funds II, Inc., the funds themselves and the funds' boards of directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Capital Appreciation II Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority over approximately $470 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the Floating Rate Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had investment management authority over

THE HARTFORD MUTUAL FUNDS

MANAGEMENT OF THE FUNDS

approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the Select MidCap Growth Fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of December 31, 2004, Chartwell managed over $6.4 billion in assets for over 200 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.


Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the Select MidCap Growth Fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of December 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman, Sachs & Co., had assets under management of approximately $463.2 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.


Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the Select MidCap Growth Fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of December 31, 2004, Northern Capital had investment management authority over $2.2 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.

Artisan Partners Limited Partnership ("Artisan") is an investment sub-adviser to the Select MidCap Value Fund. Artisan, a Delaware limited partnership, is a registered investment adviser providing investment management services to pension and profit sharing plans, trusts, endowments, foundations and charitable organizations and investment management and, in some cases, administrative services to investment companies. As of December 31, 2004, Artisan had investment management authority over approximately $40.4 billion in assets. Artisan is principally located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Cramer Rosenthal McGlynn, LLC ("CRM") is an investment sub-adviser to the Select MidCap Value Fund. CRM is an investment management company providing services to the institutional community representing corporate pensions, public funds, educational, community, religious and private endowments and foundations, as well as investment companies and individuals. As of December 31, 2004, Cramer Rosenthal McGlynn had approximately $7.0 billion in assets under management. CRM is principally located at 520 Madison Avenue, New York, NY, 10022.

Sterling Capital Management LLC ("Sterling") is an investment sub-adviser to the Select MidCap Value Fund. Sterling, a North Carolina limited liability company, is an independent investment firm that provides investment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 2004, Sterling had investment authority over approximately $7.7 billion in assets. Sterling is principally located at 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211.

MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

CAPITAL APPRECIATION II FUND AND SELECT MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS                                                                ANNUAL RATE
------------------------                                                                -----------
First $500,000,000                                                                          1.00%
Next $500,000,000                                                                           0.95%
Amount Over $1 Billion                                                                      0.90%

FLOATING RATE FUND

AVERAGE DAILY NET ASSETS                                                                ANNUAL RATE
------------------------                                                                -----------
First $500,000,000                                                                          0.65%
Amount Over $500,000,000                                                                    0.60%

THE HARTFORD MUTUAL FUNDS

MANAGEMENT OF THE FUNDS

Because the funds did not commence operations until April 29, 2005, information is not available regarding fees paid by the funds to HIFSCO.

SELECT MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS                                                                ANNUAL RATE
-------------------------                                                               -----------
First $500,000,000                                                                          0.90%
Amount Over $500,000,000                                                                    0.85%
Amount Over $1 Billion                                                                      0.80%

Because the fund did not commence operations until January 1, 2005, information is not available regarding fees paid by the fund to HIFSCO.

A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' semi-annual report to shareholders covering the period ending April 30, 2005.

PORTFOLIO MANAGERS OF THE FUNDS

The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

CAPITAL APPRECIATION II FUND This fund has been managed by a team of Portfolio Managers since its inception in 2005. Each member of the team manages a portion of the fund.

Value Opportunities
James H. Averill, PhD, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Averill has been involved in portfolio management and securities analysis for the fund since its inception
(2005).

David R. Fassnacht, CFA, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1991. Mr. Fassnacht has been involved in portfolio management and securities analysis for the Fund since its inception
(2005).

James N. Mordy, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Mordy has been involved in portfolio management and securities analysis for the Fund since its inception (2005).

David W. Palmer, CFA, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Palmer has been involved in portfolio management and securities analysis for the Fund since its inception (2005).

Growth Opportunities
Michael T. Carmen, CFA and CPA, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1999. Mr. Carmen has been involved in portfolio management and securities analysis for the fund since its inception (2005)..

Special Situations
Frank D. Catrickes, CFA, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Catrickes has been involved in portfolio management and securities analysis for the fund since its inception
(2005).

Global Equities
Nicolas M. Choumenkovitch, CFA, Vice President of Wellington Management, joined the firm as an investment professional in 1995. Mr. Choumenkovitch has been involved in portfolio management and securities analysis for the fund since its inception (2005).

Capital Appreciation
Saul J. Pannell, CFA, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1974. Mr. Pannell has been involved in portfolio management and securities analysis for the fund since its inception
(2005).

THE HARTFORD MUTUAL FUNDS

MANAGEMENT OF THE FUNDS

FLOATING RATE FUND Michael Bacevich, Managing Director and Senior Portfolio Manager of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2005). Mr. Bacevich joined Hartford Investment Management as an investment professional in 2004.

John Connor, Vice President and Credit Research Analyst of Hartford Investment Management, has been involved in portfolio management and securities analysis for the fund since its inception (2005). Mr. Connor joined Hartford Investment Management as an investment professional in 2004.

SELECT MIDCAP GROWTH FUND

CHARTWELL INVESTMENT PARTNERS, L.P. The fund is co-managed by Edward N. Antoian and Mark J. Cunneen.

Edward N. Antoian, Managing Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Antoian joined Chartwell in 1997 and has been the co-portfolio manager for Chartwell's Small Cap Growth and Mid Cap Growth Products where he is responsible for securities analysis in the Consumer, Healthcare & Services sectors. From 1984 to 1997, he was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds.

Mark J. Cunneen, Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Cunneen joined Chartwell in 2003 as Partner and Senior Portfolio Manager for the Mid Cap Growth Product where he is responsible for securities analysis in the Consumer Sector. Prior to joining Chartwell, he was a Managing Partner and Portfolio Manager at Churchfield Capital, where he founded and managed long/short equity hedge funds from 2002 to 2003. From 2000 to 2002, Mr. Cunneen was employed by J & W Seligman as a Portfolio Manager and was head of the Small Cap Growth Product.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. The fund is managed by a team of investment professionals led by Co-Chief Investment Officers Herbert E. Ehlers, David G. Shell, Steven M. Barry and Greg H. Ekizian.

Herbert E. Ehlers, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ehlers joined GSAM as a senior portfolio manager and Chief Investment Officer of the Growth Team in 1997.

David G. Shell, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Shell joined GSAM as a portfolio manager in 1997.

Steven M. Barry, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Barry joined GSAM as a portfolio manager in 1999. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.

Gregory H. Ekizian, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ekizian joined GSAM as portfolio manager and Co-Chair of the Growth Investment Committee in 1997.

NORTHERN CAPITAL MANAGEMENT, LLC The fund is co-managed by Daniel T. Murphy and Brian A. Hellmer.

Daniel T. Murphy, President and Chief Investment Officer at Northern Capital, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Murphy joined Northern Capital in 1995 and has been President and Chief Investment Officer at Northern Capital during the past five years. He heads the investment management group, where he is responsible for all aspects of portfolio management. He is also Chairman of Northern Capital's Investment Committee, where he participates in the firm's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's security valuation modeling. Mr. Murphy also conducts primary research and stock selection activities for various industry groups.

THE HARTFORD MUTUAL FUNDS

MANAGEMENT OF THE FUNDS

Brian A. Hellmer, Senior Vice President and Director of Research at Northern Capital, has served as a co-portfolio manager of the fund since its inception
(2005). Mr. Hellmer joined Northern Capital in 1996 and has been Director of Research at Northern Capital during the past five years. He manages investment analysts and traders, and has portfolio management responsibility for client accounts. He is also a member of Northern Capital's Investment Committee, where he participates in Northern Capital's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's security valuation efforts. He also conducts primary research and stock selection activities for various industry groups.

SELECT MIDCAP VALUE FUND

ARTISAN PARTNERS LIMITED PARTNERSHIP James C. Kieffer and Scott C. Satterwhite are co-managers of the Artisan portion of the portfolio of the Select MidCap Value Fund.

James C. Kieffer, Managing Director of Artisan, has served as a portfolio manager for Artisan, sub-adviser to the Fund, since its inception (2005). Mr. Kieffer joined Artisan as an investment professional in 1997.

Scott C. Satterwhite, Managing Director of Artisan, has served as a portfolio manager for Artisan, sub-adviser to the Fund, since its inception (2005). Mr. Satterwhite joined Artisan as an investment professional in 1997.

CRAMER ROSENTHAL MCGLYNN, LLC
Jay B. Abramson, President, Chief Investment Officer and Equity Portfolio Manager, has served as portfolio manager of the fund since its inception (2005). Mr. Abramson joined CRM as an investment professional in 1985.

Robert Rewey III, CFA, Vice President, Equity Portfolio Manager and Senior Research Analyst of CRM, has served as portfolio manager of the fund since its inception (2005). Mr. Rewey joined CRM as an investment professional in 2002.

STERLING CAPITAL MANAGEMENT LLC
Eduardo Brea, Managing Director, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Brea joined Sterling as an investment professional in 1995.

Brian Walton, Managing Director, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Walton joined Sterling as an investment professional in 1995.

Patrick Rau, Director and Principal, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Rau joined Sterling as an investment professional in 2001.

Timothy Beyer, Director and Principal, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Beyer joined Sterling as an investment professional in 2004.

THE HARTFORD MUTUAL FUNDS

ABOUT YOUR ACCOUNT


CLASS Y SHARE INVESTOR REQUIREMENTS



Except as described below, the purchase of Class Y shares is limited to the following investors. Individual investors must invest at least $10 million in Class Y shares of a fund. The following types of institutional investors must invest at least $1 million in Class Y shares of a fund: (1) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (2) banks and insurance companies or other large institutional investors; (3) investment companies; (4) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates; (5) non-profit organizations, charitable trusts, foundations and endowments; and (6) trust companies with assets held in a fiduciary, advisory, custodial or similar capacity over which the trust company has full or shared investment discretion. These restrictions may be waived for purchases of Class Y shares by retirement and/or employee benefit plans made through financial institutions (e.g., record keepers or trust companies) that perform participant level record keeping or other administrative services on behalf of such plans provided that such financial institution(s) has/have entered into arrangements for such purposes with the distributor.


COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES")

The distributor and its affiliates may pay, out of their own assets, significant compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described in the funds' SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2004.

As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on Sreimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Advisors Network, Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Mutual Service Corporation, National Planning Corporation, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc.,

THE HARTFORD MUTUAL FUNDS

ABOUT YOUR ACCOUNT

Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $17,854,025 in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $24,545,189 in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

           ADDRESS:                               PHONE NUMBER:
 THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
       P.O. BOX 64387
  ST.PAUL, MN 55164-0387        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS

ABOUT YOUR ACCOUNT

Please note that if you are purchasing shares through your employer's tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is $1 million ($10 million if you do not qualify as one of the types of institutional investors listed above), although this minimum may be waived at the discretion of the funds' officers.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown below.

4     Make your initial investment selection.

         ADDRESS:                               PHONE NUMBER:
THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
      P.O. BOX 64387
 ST. PAUL, MN 55164-0387        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS

BUYING SHARES

                                     OPENING AN ACCOUNT                                                    ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------- ---------------------------------------------------
BY CHECK

     [CHECK    -  Make out a check for the investment amount,                   -  Make out a check for the investment amount,
    GRAPHIC]      payable to "The Hartford Mutual Funds."                          payable to "The Hartford Mutual Funds."

               -  Deliver the check and your completed application to your      -  Fill out the detachable investment slip from an
                  financial representative, plan administrator or mail to the      account statement. If no slip is available,
                  address listed below.                                            include a note the fund name, your specifying
                                                                                   share class, your account number and the name(s)
                                                                                   in which the account is registered.

                                                                                -  Deliver the check and your investment slip or
                                                                                   note to your financial representative, plan
                                                                                   administrator or mail to the address listed
                                                                                   below.

BY EXCHANGE

     [ARROW    -  Call your financial representative, plan                      -  Call your financial representative, plan
    GRAPHIC]      administrator or the transfer agent at the number                administrator or the transfer agent at the
                  below to request an exchange.                                    number below to request an exchange.

BY WIRE

              -   Deliver your completed application to your                    -  Instruct your bank to wire the amount of your
                  financial representative, or mail it to the                        investment to:
                  address below.                                                     U.S. Bank National Association
                                                                                     ABA #091000022, credit account no.
              -  Obtain your account number by calling your                          1-702-2514-1341
                 financial representative or the phone number                        The Hartford Mutual Funds Purchase Account
                 below.                                                              For further credit to: (your name)
                                                                                     Hartford Mutual Funds Account Number:
              -  Instruct your bank to wire the amount of your                       (your account number)
                 investment to:                                                    Specify the fund name, your share class, your
                                                                                   account number and the name(s) in which the
  [WIRE             U.S. Bank National Association                                 account is registered.  Your bank may charge a
GRAPHIC]            ABA #091000022, credit account no.                             fee to wire funds.
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase  Account
                    For further credit to: (your name)
                    Hartford Mutual Funds Account Number:
                    (your account number)
                 Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is
                 registered. Your bank may charge a fee to wire funds.
BY PHONE

              -  See "By Wire" and "By Exchange"                                -  Verify that your bank or credit union is a member
                                                                                   of the Automated Clearing House (ACH) system.

                                                                                -  Complete the `Telephone Exchanges and Telephone
 [PHONE                                                                            Redemption' and `Bank Account or Credit Union
GRAPHIC]                                                                           Information' sections on your account
                                                                                   application.

                                                                                -  Call the transfer agent at the number below to
                                                                                   verify that these features are in place on your
                                                                                   account.

                                                                                -  Tell the transfer agent representative the fund
                                                                                   name, your share class, your account number, the
                                                                                   name(s) in which the account is registered and
                                                                                   the amount of your investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services."

         ADDRESS:                             PHONE NUMBER:
 THE HARTFORD MUTUAL FUNDS               1-888-THE-STAG (843-7824)
       P.O. BOX 64387
  ST.   PAUL, MN 55164-0387         OR CONTACT YOUR FINANCIAL REPRESENTATIVE
                                     OR PLAN ADMINISTRATOR FOR INSTRUCTIONS
                                              AND ASSISTANCE.

THE HARDFORD MUTUAL FUNDS

SELLING SHARES

BY LETTER

[LETTER          -  Write a letter of instruction or complete a power of
GRAPHIC]            attorney indicating the fund name, your share class, your
                    account number, the name(s) in which the account is
                    registered and the dollar value or number of shares you wish to sell.

                 - Include all signatures and any additional documents that may be required (see next page).

                 -  Mail the materials to the address below.

                 - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption proceeds.

BY PHONE

[PHONE           -  Restricted to sales of up to $50,000 in any 7-day period.
GRAPHIC]


                 - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern
                    Time (between 7 A.M. and 6 P.M. Central Time) Monday through
                    Thursday and between 9:15 A.M. and 6 P.M. Eastern Time
                    (between 8:15 A.M. and 5 P.M. Central Time) on Friday.
                    Orders received after 4 P.M. Eastern Time (3 P.M. Central
                    Time) will receive the next business day's offering price.


                 - For automated service 24 hours a day using your touch-tone phone, call the number shown below.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

[COMPUTER        -  Fill out the "Telephone Exchanges and Telephone Redemption"
GRAPHIC]            and "Bank Account or Credit Union
                    Information" sections of your new account application.

                 - Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.

                 - Amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this service.


                 -  Amounts of less than $1,000 may be sent by EFT or by check.
                    Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service. Wire transfers are available upon request but may be subject to a nominal fee.


                 - Phone requests are limited to amounts up to $50,000 in a 7-day period.

BY EXCHANGE

[ARROW           -  Obtain a current prospectus for the fund into which you are
GRAPHIC]            exchanging by calling your financial representative or
                    the transfer agent at the number below.

                 - Call your financial representative or the transfer agent to request an exchange.

         ADDRESS:                              PHONE NUMBER:
THE HARTFORD MUTUAL FUNDS              1-888-THE-STAG (843-7824)
      P.O. BOX 64387
 ST.PAUL, MN 55164-0387               OR CONTACT YOUR FINANCIAL REPRESENTATIVE
                                     OR PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                             ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     31

SELLING SHARES IN WRITING

BY LETTER

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

 [LETTER         -  your address of record has changed within the past 30 days
GRAPHIC]
                 -  you are selling more than $50,000 worth of shares

                 - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

Please note that a notary public CANNOT provide a signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

        ADDRESS:                                PHONE NUMBER:
THE HARTFORD MUTUAL FUNDS                 1-888-THE-STAG (843-7824)
     P.O. BOX 64387
ST.PAUL,MN 55164-0387                   OR CONTACT YOUR FINANCIAL REPRESENTATIVE
                                         OR PLAN ADMINISTRATOR FOR INSTRUCTIONS
                                                AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     32

TRANSACTION POLICIES

VALUATION OF SHARES

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.


The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the funds will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the funds' Board of Directors. Market prices may be deemed unreliable, for example, if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; and (iv) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the funds use a fair value pricing service approved by the funds' Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.


Debt securities (other than short-term obligations) held by the funds are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the Board of Directors. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.


The Floating Rate Fund values its assets daily. The Floating Rate Fund uses independent pricing services to value most loans and debt securities at their market value. The Floating Rate Fund may use the fair value method to value loans or securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a market and before the Floating Rate Fund values its assets would materially affect net asset value. A loan or security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair value valuation procedures. Because foreign loans and securities sometimes trade on days when the Floating Rate Fund shares are not priced, net asset value can change on days when Floating Rate Fund shares cannot be redeemed. The Floating Rate Fund trades loans and securities actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.


BUY AND SELL PRICES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares. This transaction fee is separate from any sales charge that the funds may apply.

THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

Normally, Floating Rate Fund redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the Floating Rate Fund. Floating Rate Fund redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

REQUESTS IN "GOOD ORDER"

All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

-     The fund name and account number.

-     The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

-     Signature guarantees (if required).

-     Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase these funds.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds may, in certain circumstances, reverse a transaction determined to be abusive. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may

THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES

consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS

Although it would not normally do so, each fund, with the exception of the Floating Rate Fund, has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES


Floating Rate Fund redemption proceeds may be paid in securities or other property rather than in cash if it is in the best interests of the Floating Rate Fund. If a Floating Rate Fund shareholder receives a distribution in securities or property other than cash, brokerage or other charges may be incurred in converting securities or other property to cash.


PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check. If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

-     after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.


DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the Select MidCap Growth Fund, Select MidCap Value Fund and Capital Appreciation II Fund are normally declared and paid annually and dividends from net investment income and capital gains of the Floating Rate Fund are normally declared and paid monthly. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.


If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause a fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network.

If you are a participant in a tax qualified retirement plan, check with your plan administrator for additional investor services.

THE HARTFORD MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

Because the funds did not commence operations until April 29, 2005 (with the exception of the Select MidCap Growth Fund, which did not commence operations until January 1, 2005), no financial highlight information is available for the funds.

THE HARTFORD MUTUAL FUNDS

                         PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                        (HEREIN CALLED "WE, OUR, AND US")

           This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:
a) management;
b) use; and
c) protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a) service your TRANSACTIONS with us; and
b) support our business functions.

We may obtain PERSONAL INFORMATION from:
a) YOU;
b) your TRANSACTIONS with us; and
c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a) your name;
b) your address;
c) your income;
d) your payment; or
e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a) our insurance companies;
b) our employee agents;
c) our brokerage firms; and
d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a) market our products; or
b) market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or

THE HARTFORD MUTUAL FUNDS

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a) "opt-out;" or
b) "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a) the confidentiality; and
b) the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a) secured files;
b) user authentication;
c) encryption;
d) firewall technology; and
e) the use of detection software.

We are responsible for and must:
a) identify information to be protected;
b) provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a) credi history;
b) income;
c) financial benefits; or
d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a) your medical records; or

THE HARTFORD MUTUAL FUNDS

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a) PERSONAL FINANCIAL INFORMATION; and
b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a) your APPLICATION;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a) asking about;
b) applying for; or
c) obtaining; a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

THE HARTFORD MUTUAL FUNDS

FOR MORE INFORMATION

THE HARTFORD MUTUAL FUNDS

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund will be contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that will have significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm report. Because each of the funds did not commence operations until April 29, 2005 (with the exception of Select MidCap Growth Fund, which did not commence operations until January 1, 2005) the funds have not yet delivered an annual or semi-annual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.

The funds make available this prospectus and their SAI free of charge, on the funds' website at www.hartfordinvestor.com. The funds will make available their annual/semi-annual reports free of charge on the funds' website when such reports become available.

To request a free copy of the current SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:
The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:
1-888-843-7824

ON THE INTERNET:
www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:
at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

THE HARTFORD MUTUAL FUNDS

ON THE INTERNET OR BY E-MAIL:
Internet:(on the EDGAR Database on the SEC's internet site) www.sec.gov E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD MUTUAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE HARTFORD MUTUAL FUNDS, INC.
                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES

                    THE HARTFORD CAPITAL APPRECIATION II FUND
                         THE HARTFORD FLOATING RATE FUND
                     THE HARTFORD SELECT MIDCAP GROWTH FUND
                      THE HARTFORD SELECT MIDCAP VALUE FUND

                                 P.O. Box 64387
                             St. Paul, MN 55164-0387

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the corresponding prospectus for the Funds and class thereof. A free copy of each prospectus is available upon request by writing to:
The Hartford Mutual Funds, P. O. Box 64387, St. Paul, MN 55164-0387, by calling 1-888-843-7824, or, on the Fund's website at www.hartfordinvestor.com.

Date of Prospectuses: April 29, 2005

Date of Statement of Additional Information: April 29, 2005

                               TABLE OF CONTENTS


                                                                                      PAGE
                                                                                      -----
GENERAL INFORMATION.................................................................    1
INVESTMENT OBJECTIVES AND POLICIES..................................................    1
FUND MANAGEMENT.....................................................................   20
INVESTMENT MANAGEMENT ARRANGEMENTS..................................................   27
PORTFOLIO MANAGERS..................................................................   36
PORTFOLIO TRANSACTIONS AND BROKERAGE................................................   49
FUND EXPENSES.......................................................................   50
DISTRIBUTION ARRANGEMENTS...........................................................   50
PURCHASE AND REDEMPTION OF SHARES...................................................   54
DETERMINATION OF NET ASSET VALUE....................................................   57
CAPITALIZATION AND VOTING RIGHTS....................................................   57
TAXES...............................................................................   58
PRINCIPAL UNDERWRITER...............................................................   63
CUSTODIAN...........................................................................   63
TRANSFER AGENT......................................................................   63
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................................   63
OTHER INFORMATION...................................................................   63
PROXY VOTING POLICIES AND PROCEDURES................................................   63
FINANCIAL STATEMENTS................................................................   64

APPENDIX A..........................................................................  A-1

APPENDIX B..........................................................................  B-1

                               GENERAL INFORMATION

      The Hartford Mutual Funds, Inc. (the "Company") is an open-end management investment company consisting of thirty-nine separate investment portfolios or mutual funds. This SAI relates to The Hartford Capital Appreciation II Fund, The Hartford Floating Rate Fund, The Hartford Select MidCap Growth Fund and The Hartford Select MidCap Value Fund (each, a "Fund," and together, the "Funds"). The Company was organized as a Maryland corporation on March 21, 1996. The Company issues series of shares of stock for the Funds representing a fractional undivided interest in the Funds. The Funds issue shares in four different classes: Class A, Class B, Class C and Class Y. Class A, Class B and Class C shares are offered through one prospectus describing those classes. Class Y shares are offered through a separate prospectus describing that class. This SAI relates to Class A, Class B, Class C and Class Y shares.

      Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager and principal underwriter to the Funds. HIFSCO is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. In addition, Wellington Management Company, LLP ("Wellington Management") in the case of the Capital Appreciation II Fund, Hartford Investment Management Company ("Hartford Investment Management") in the case of the Floating Rate Fund, in the case of the Select MidCap Growth Fund, three sub-advisers who manage separate portions of the Fund, Chartwell Investment Partners, L.P. ("Chartwell"), Goldman Sachs Asset Management, L.P. ("GSAM") and Northern Capital Management, LLC ("Northern Capital"), and in the case of the Select MidCap Value Fund, three sub-advisers who manage separate portions of the Fund, Artisan Partners Limited Partnership ("Artisan"), Cramer Rosenthal McGlynn, LLC ("CRM") and Sterling Capital Management LLC ("Sterling") (each a "sub-adviser", collectively the "sub-advisers") are sub-advisers to the Funds and provide the day-to-day investment management of the Funds, respectively.

      The commencement of operations date for each Fund is indicated below:

Capital Appreciation II Fund                April 29, 2005
Floating Rate Fund                          April 29, 2005
Select MidCap Growth Fund                   January 1, 2005
Select MidCap Value Fund                    April 29, 2005

      The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity contracts and variable life insurance contracts issued by Hartford Life Insurance Company ("Hartford Life") and its affiliates, for other insurance companies, and for certain retirement plans. HL Investment Advisors, LLC ("HL Advisors"), an affiliate of The Hartford, is the investment adviser to that family of funds.

                       INVESTMENT OBJECTIVES AND POLICIES

      With respect to percentage restrictions on investments described in this SAI or in the prospectuses, if such percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or bank loans or amount of net assets is not a violation of any of such restrictions.

A.    FUNDAMENTAL RESTRICTIONS OF THE FUNDS

      The Funds have adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of the Fund (or a class of the outstanding shares of the Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

      The Capital Appreciation II Fund, the Select MidCap Growth Fund and the Select MidCap Value Fund have each elected to be classified as a diversified series of an open-end management investment company. The Floating Rate Fund has elected to be classified as a non-diversified series of an open-end management investment company. A non-diversified fund is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities or loans of relatively few issuers or borrowers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.

      The investment objective and principal investment strategies of the Funds are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by the principal non-fundamental restrictions and policies applicable to each Fund.

      Each Fund:

      1. will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

      2. will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry;

      3. will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

      4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

      5. will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

      6. will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

      For each Fund, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or bank loans or amount of net assets is not a violation of any of the foregoing restrictions.

B.    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

      The following restrictions are designated as non-fundamental and may be changed by the board of directors of the Funds without the approval of shareholders.

      Each Fund may not:

      1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements, reverse repurchase agreements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

      2. Purchase any securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      3. With the exception of the Floating Rate Fund, purchase securities while outstanding borrowings exceed 5% of the Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

      4.    Sell securities short except for short sales against the box.

      5. Invest more than 20% of the value of its total assets (35% of the value of its total assets in the case of the Capital Appreciation II
            Fund) in the securities of foreign issuers and non-dollar securities (25% of the value of the Floating Rate Fund's total assets may be invested in loans of foreign borrowers and securities of foreign issuers, and up to 10% of its total assets may be invested in foreign loans or securities that are denominated in a foreign currency).

      6. Invest more than 15% of the Fund's net assets in illiquid securities.

      7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the Fund's total assets.

      For each Fund, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or loans or amount of net assets is not a violation of any of the foregoing restrictions.

C.    NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND

      Each Fund must:

      Maintain its assets so that, at the close of each quarter of its taxable year,

            (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities or loans limited in respect of any one issuer or borrower to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer or principal amount of such loan,

            (b) no more than 25 percent of the fair market value of its total assets is invested in the securities or loans of any one issuer or borrower (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers or borrowers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

      These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

D.    MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

      The investment objective and principal investment strategies for the Funds are discussed in the Funds' prospectuses. A further description of certain investment strategies used by the Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities or bank loans are purchased.

      Certain descriptions in the prospectuses of the Funds and in this SAI of a particular investment practice or technique in which the Funds may engage or a financial instrument which the Funds may purchase are meant to describe the spectrum of investments that a subadviser, in its discretion, might, but is not required to, use in managing a Fund's portfolio assets in accordance with the Fund's investment objective, policies and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

      MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES Each Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by the Fund's sub-advisers, subject to the overall supervision of HIFSCO. A Fund may invest up to 100% of its total assets in cash or money market instruments only for temporary defensive purposes.

      Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

      REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Fund to the seller. The resale price by a Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

      Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's board of directors has delegated to the sub-advisers the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements.

      A sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

      REVERSE REPURCHASE AGREEMENTS Each Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by the Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value.

      INFLATION-PROTECTED DEBT SECURITIES Each Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

      If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

      While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

      The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

      Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

      DEBT SECURITIES Each Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers), (3) asset-backed securities, (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"), (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers, and (6) commercial mortgage-backed securities.

      INVESTMENT GRADE DEBT SECURITIES Each Fund is permitted to invest in debt securities rated within the four highest rating categories (e.g., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P") (or, if unrated, securities of comparable quality as determined by a sub-adviser). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, a sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by a sub-adviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that a Fund invests in higher-grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

      HIGH YIELD-HIGH RISK DEBT SECURITIES The Floating Rate Fund is permitted to invest up to 100% of its total assets in below investment grade debt obligations rated as low as "C" by Moody's or "CC" by S&P or, if unrated, debt obligations determined to be of comparable quality by a sub-adviser.

      Debt obligations rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt obligations ratings system, including their speculative characteristics attributable to each ratings category, are set forth in Appendix A to this SAI. These debt obligations generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than debt obligations in higher rating categories. Debt obligations in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These debt obligations are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Floating Rate Fund with a commensurate effect on the value of the Floating Rate Fund's shares. If a debt obligation is downgraded to a rating category which does not qualify for investment, a sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

      LOANS AND LOAN PARTICIPATIONS The Floating Rate Fund may invest in loans or participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value.

      The Floating Rate Fund will acquire loan participations only if the lender interpositioned between a Fund and the borrower is determined by Hartford Investment Management to be creditworthy. Loan participations typically will result in the Floating Rate Fund having a contractual relationship only with the lender that sold the participation, not with the borrower. The Floating Rate Fund will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Floating Rate Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

      If Floating Rate Fund purchases a loan, the Fund may not be able to enforce its rights through the lender. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligations, or that the collateral can be liquidated.

      Investments in loans through a direct assignment of the financial institution's interest with respect to the loan may involve additional risks to the Floating Rate Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.

      It is unclear whether the securities laws offer protection against fraud and misrepresentation to a purchaser of loans. In the absence of definitive legal guidance, the Floating Rate Fund will rely on Hartford Investment Management's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect this Fund. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of the loans, including in certain circumstances, invalidating such loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect fund performance.

      Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Floating Rate Fund bears a substantial risk of losing the entire amount invested.

      Loans may be structured to include both term loans, which are generally fully funded at the time of the Floating Rate Fund's investments, and revolving credit facilities, which would require this Fund to make additional investments in the loans as required under the terms of the credit facility at the borrower's demand.

      A financial institution's employment as agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement would remain available to the holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Floating Rate Fund were determined to be subject to the claims of the agent bank's general creditors, such Fund may incur certain costs and delays in realizing payments on a loan or loan participation and could suffer a loss of principal and/or interest.

      The Floating Rate Fund may have difficulty disposing of loan participations and loans. In certain cases, the market for such investments is not highly liquid, and therefore the Floating Rate Fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such investments. This will also have an adverse impact on the Floating Rate Fund's ability to dispose of particular loan participations or loans when necessary to meet redemption of such Fund shares, to meet such Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for loan participations and loans also may make it more difficult for the Floating Rate Fund to value these investments for purposes of calculating its respective net asset value.

      SENIOR FLOATING RATE LOANS The Floating Rate Fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The Fund may also invest in companies whose financial condition is uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Floating Rate Loans typically have rates of interest which are reset or redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a spread. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. Floating Rate Loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the Floating Rate Loan. Floating Rate Loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the Floating Rate Loan, or as a participation interest in another lender's portion of the Floating Rate Loan.

      Many loans in which the fund invests may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, Hartford Investment Management considers, and may rely in part, on analyses performed by others. In the event that loans are not rated, they are likely to be the equivalent of below investment grade quality. Debt securities that are rated below-investment-grade (i.e. below Baa3 by Moody's Investors Service, Inc. ("Moody's") or below BBB- by Standard & Poor's Ratings Group ("S&P")) and comparable unrated bonds, are viewed by the rating agencies as having speculative characteristics and are commonly known as "junk bonds". Historically, Floating Rate Loans tend to have more favorable loss recovery rates than more junior types of below-investment-grade debt obligations. Hartford Investment Management does not view ratings as the primary factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

      Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. The Floating Rate Loans are rated below-investment-grade, which means that rating agencies view them as more likely to default in payment than investment-grade loans. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Floating Rate Loan. To the extent that a Floating Rate Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Floating Rate Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Floating Rate Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Floating Rate Loans including, in certain circumstances, invalidating such Floating Rate Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund's performance.

      When the Fund invests in loans and securities, it is subject to interest rate risk. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although the Fund's net asset value will vary, the fund's management expects the Fund's policy of acquiring Floating Rate Loans to minimize fluctuations in net asset value as a result of changes in market interest rates. However, because rates on Floating Rate Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in the fund's net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in the fund's net asset value.

      Although the volume of Floating Rate Loans has increased in recent years, demand for loans has also grown. An increase in demand may benefit the fund by providing increased liquidity for loans but may also adversely affect the rate of interest payable on loans acquired by the fund and the availability of loans acquired in the primary market, as well as increase the price of loans in the secondary market.

      Prepayment Risks. Most Floating Rate Loans and certain debt securities allow for prepayment of principal without penalty. Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities. Accordingly, the potential for the value of a Floating Rate Loan or security to increase in response to interest rate declines is limited. Loans or debt securities purchased to replace a prepaid loan or debt security may have lower yields than the yield on the prepaid loan or debt security.

      Market Risks. Significant events, such as the events of September 11, 2001, and market disruption events, such as weather or infrastructure disruptions that affect the markets generally, can affect the liquidity of the Fund and cause spreads to widen or interest rates to rise, resulting in a reduction in value of the Fund's assets. Other economic factors (such as a large downward movement in stock prices, a disparity in supply of and demand for certain loans and securities or market conditions that reduce liquidity) can also adversely affect the markets for debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. The Fund is also subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates or market reductions in spread.

      The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the loan and securities markets. The Fund cannot predict the effects of similar events in the future on the U.S. economy. These terrorist attacks and related events, including the war in Iraq, its aftermath, and continuing occupation of Iraq by coalition forces, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could affect interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares. In particular, junk bonds and Floating Rate Loans tend to be more volatile than higher-rated fixed income securities so that these events and any actions resulting from them may have a greater effect on the prices and volatility of junk bonds and Floating Rate Loans than on higher-rated fixed income securities.

      Material Non-Public Information. The Fund may be in possession of material non-public information about a Borrower or issuer as a result of its ownership of a loan or security of such Borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a loan or security of such a Borrower or issuer when it would otherwise be advantageous to do so.

      Regulatory Risk. To the extent that legislation or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Floating Rate Loans for investment may be adversely affected. In addition, such legislation could depress the market value of Floating Rate Loans.

      FOREIGN LOANS AND SECURITIES Foreign investments may be more risky than domestic investments. Investments in loans of foreign Borrowers and securities of foreign issuers and non-dollar loans and securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

      Foreign loans and foreign debt securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

      The Floating Rate Fund is permitted to invest a portion of its assets in loans of foreign issuers and borrowers and non-dollar loans.

      Foreign loans and securities are issued by companies organized outside the U.S. and are traded in markets outside the U.S. These foreign loans and securities can be subject to most, if not all, of the risks of foreign investing. For example, foreign investments may be more difficult to sell than U.S. investments. Investments in foreign loans and securities may involve currency risks, difficulty in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in foreign Borrowers or issuers in countries with developed securities markets and more advanced regulatory systems. The value of foreign loans and securities is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign loans and securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also can be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations.

      Some loans and securities may be issued by companies organized outside the U.S. but are traded in U.S. markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other loans and securities are not traded in the U.S. but are denominated in U.S. dollars. These loans and securities are not subject to all of the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar denominated securities or loans traded in U.S. securities or loan markets.

      Some of the foreign loans and securities in which a Fund invests will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of loans and securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the fund's assets. However, the fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

      MORTGAGE-RELATED SECURITIES The mortgage-related securities in which each Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as a Fund) by various governmental, government-related and private organizations. A Fund may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

      The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

      The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., a Fund ) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

      Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

      CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

      ASSET-BACKED SECURITIES Each Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. A Fund may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

      TARGETED RETURN INDEX SECURITIES The Floating Rate Fund may invest in targeted return index securities trusts ("TRAINS"), which are pooled investment vehicles that maintain portfolios comprised of high yield-high risk debt securities that are generally unsecured. Holders of interests in TRAINS receive income from the trusts in respect of principal or interest paid on the underlying securities. By investing in TRAINS, the Fund will indirectly bear its proportionate share of any expenses paid by the TRAINS in addition to the expenses of the Fund.

      Investments in TRAINS are subject to the same risks that would be associated with direct investments in the underlying securities of the TRAINS. These risks include substantial market price volatility resulting from changes in prevailing interest rates; default or bankruptcy of issuers of the underlying securities; subordination to the prior claims of banks and other senior lenders in the case of default; and early repayment by issuers during periods of declining interest rates because of mandatory call or redemption provisions. In addition, TRAINS may have difficulty disposing of the underlying securities because of thin trading markets.

      EQUITY SECURITIES Each Fund may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, a Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

      SMALL CAPITALIZATION SECURITIES Each Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

      FOREIGN ISSUERS AND BORROWERS AND NON-DOLLAR SECURITIES Foreign issuers and borrowers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and
(3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S.

markets. Non-dollar securities and loans are securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

      The Funds are permitted to invest a portion of their assets in securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, a sub-adviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

      The Funds may invest in debt exchangeable for common stock, debt or equity linked notes and similar linked securities (e.g., zero-strike warrants ("LNs")), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. A Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

      Investing in securities of foreign issuers and loans to foreign borrowers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers or loans to foreign borrowers. Less information may be available about foreign issuers and borrowers compared with U.S. issuers and borrowers. For example, foreign issuers and borrowers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers and borrowers. In addition, the values of non-dollar securities and loans are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

      Investing in foreign government debt securities and loans exposes a Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities or borrower under the loans. The ability and willingness of sovereign obligors in developing and EMERGING countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some OF these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

      Each Fund is permitted to invest a portion of its assets in securities and loans of issuers and borrowers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices in these markets tend to be volatile and, in the past, securities and loans in these countries have offered greater potential for gain (as well as loss) than securities of and loans to companies located in developed countries.

      CURRENCY TRANSACTIONS Each Fund may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities and loans denominated in particular currencies against fluctuations in relative value and, to a lesser extent, to enhance returns. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

      Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

      The use of currency transactions to protect the value of a Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities and loans. Further, the Fund may enter into currency transactions only with counterparties that a sub-adviser deems to be creditworthy.

      The Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

      OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Funds, for cash flow management, and, to a lesser extent, to enhance returns, each Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. Each Fund may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. A Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

      A Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

      The Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on non-dollar securities they hold or intend to purchase. For example, if a Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if a Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

      Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. A Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

      The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

      The Funds may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

      A Fund may only write covered options. See "Asset Coverage" below.

      A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

      Each Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

      A Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When a Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

      A Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. A Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

      The Funds may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. A Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. A Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund's investment objectives and policies.

      The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on its books liquid assets equivalent to the amount, if any, by which the put is "in the money."

      Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

      To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund's net asset value, after taking into account the unrealized gains and unrealized losses on any such contracts. However, options which are currently exercisable may be excluded in computing the 5% limit.

      Although any one Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of a sub-adviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets, (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover,
(3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests, (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position, (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations, and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, the Fund may have been in a better position had it not used such a strategy.

      SWAP AGREEMENTS Each Fund may enter into currency swaps, interest rate swaps, swaps on specific securities and loans, and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      Each Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows the Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer or borrower upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer or borrower upon the occurrence of certain events.

      Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Another example would be for a Fund to exchange interest payments for inflation - linked payments. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

      The Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If a Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by a sub-adviser be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.

      The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms a sub-adviser, as appropriate, believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the Securities and Exchange Commission ("SEC") to be illiquid.

      The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund's portfolio securities and loans and depends on a sub-adviser's ability to predict correctly the direction and degree of movements in interest rates. Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if a sub-adviser's judgment about the direction or extent of the movement in interest rates is incorrect, a Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

      ILLIQUID INVESTMENTS Each Fund is permitted to invest in illiquid securities or other illiquid investments. A Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund's net asset value. A Fund may not be able to sell illiquid securities or other investments when a sub-adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities or investments also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on a Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure requirements and other investor protection requirements that would be applicable if their securities were publicly traded. Each Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Company's board of directors.

      Under current interpretations of the SEC Staff, the following types of investments in which a Fund may invest are considered illiquid: (1) repurchase agreements maturing in more than seven days, (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions), (3) option contracts, with respect to specific securities, not traded on a national securities exchange that are not readily marketable, and
(4) any other securities or investments in which the Fund may invest that are not readily marketable.

      WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if a sub-adviser deems it advisable. Distributions attributable to any gains realized on such a sale would be taxable to shareholders. At the time the Fund makes the commitment to purchase securities on a when-issued basis, it records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Floating Rate Fund may purchase or sell undrawn or delayed draw loans.

      REITs Each Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

      Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

      LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies", each Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the board of directors, the Funds may use or invest any cash collateral at their own risk and for their own benefit. While the securities are on loan, the borrower will pay the respective Fund any income accruing thereon.

      Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. A Fund may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by a Fund is not more than 33.33% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

      ASSET COVERAGE To the extent required by SEC guidelines, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or
(2) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

      BORROWING Each Fund may borrow money to the extent set forth under its investment restrictions. The Funds do not intend to borrow for leverage purposes, except as may be set forth under their investment restrictions. Interest paid on borrowings will decrease the net earnings of a Fund and will not be available for investment.

      DERIVATIVES The Floating Rate Fund may obtain exposure to Floating Rate Loans and baskets of Floating Rate Loans through the use of derivative instruments. Such derivative instruments have recently become increasingly available. Hartford Investment Management reserves the right to utilize these instruments and similar instruments that may be available in the future. For example, the fund may invest in a derivative instrument known as the Select Aggregate Market Index ("SAMI"), which provides investors with exposure to a reference basket of Floating Rate Loans. SAMIs are structured as floating rate instruments. SAMIs consist of a basket of credit default swaps whose underlying reference obligations are Floating Rate Loans. While investing in SAMIs will increase the universe of floating rate loans to which the fund is exposed, such investments entail risks that are not typically associated with investments in other floating rate debt instruments. The liquidity of the market for SAMIs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in SAMIs involves many of the risks associated with investments in derivative instruments discussed generally below. The Fund may also be subject to the risk that the counterparty in a derivative transaction will default on its obligations. Derivative transactions generally involve the risk of loss due to unanticipated adverse changes in securities and loans prices, interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities and loans subject to such transactions. The potential loss on derivative instruments may be substantial relative to the initial investment therein.


      The Floating Rate Fund may invest in credit-linked notes ("CLN") for risk management purposes, including diversification. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.



      Each Fund may purchase or sell derivative instruments (which derive their value from another instrument, security or loan, index or currency) to enhance return, to hedge against fluctuations in securities or loans prices, interest rates or currency exchange rates, to change the duration of obligations held by the Fund, or as a substitute for the purchase or sale of loans, securities or currencies. Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, indices, other financial instruments or currencies; options on futures contracts; and exchange-traded and over-the-counter options on securities, indices or currencies. The Fund may also enter into interest rate swaps, total return swaps, credit default swaps and forward rate contracts and purchase credit-linked notes as well as instruments that have a greater or lesser credit risk than the security or loan underlying that instrument. The Fund may use interest rate swaps for risk management purposes and not as a speculative investment. If these strategies do not work as intended, the Fund may not achieve its goal.


      Transactions in derivative instruments involve a risk of loss due to unanticipated adverse changes in prices, interest rates, indices, or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities and loans subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the initial investment therein. In addition, the fund may lose the entire premium paid for purchased options that expire before they can be profitably exercised. The fund incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the use of derivative instruments will be advantageous.


      DISCLOSURE OF PORTFOLIO HOLDINGS The Funds will disclose their complete calendar quarter-end portfolio holdings on the Funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The Funds also will disclose on the Funds' website their largest ten holdings or largest five issuers or borrowers no earlier than 15 days after the end of each month. This information will remain accessible until the next schedule appears on the website.


      The Funds, the Funds' investment manager, the Funds' distributor (collectively "Hartford") or the Funds' investment sub-advisers ("sub-advisers") also disclose portfolio holdings on a more frequent basis in connection with the day-to-day operations and management of each Fund in accordance with the following requirements. Each portfolio holdings disclosure arrangement or practice must be approved in advance by the Funds' chief compliance officer, based on a finding that the applicable Fund has a legitimate business purpose for the arrangement or practice, and that it is in the interest of Fund shareholders, and must be subject to an appropriate confidentiality agreement, approved by the Funds' chief compliance officer.


      Portfolio holdings are disclosed to the Funds' custodian, securities lending agents, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the Funds. Portfolio holdings may also be disclosed to persons assisting the Funds or their sub-advisers in the voting of proxies and to the Funds' bank lenders. In connection with managing the Funds, the Funds' investment manager or sub-advisers may disclose the Funds' portfolio holdings to third-party vendors that provide analytical systems services to the Funds' investment manager or sub-advisers on behalf of the Funds, and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers. From time to time, the Funds may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

      Additionally, when purchasing and selling their portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information. In these cases, the Funds' chief compliance officer may waive the requirement of a formal confidentiality agreement, based on a finding that the broker-dealer is otherwise subject by law to a duty maintain the confidentiality of the information and not to trade on non-public information, and, to the knowledge of the Funds' chief compliance officer, has not misused the information in the past.

      Subject to the procedures described below, Hartford or its sub-advisers may provide oral or written information ("portfolio commentary") about the Funds, including, but not limited to, how a Fund's investments are divided among various sectors, industries, countries, value and growth stocks, small, mid and large-cap stocks, among stocks, bonds, loans, currencies and cash, types of bonds and loans, bond and loan maturities, bond and loan coupons and bond and loan credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Hartford or its sub-advisers may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about a Fund may be based on a Fund's most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in a Fund, persons considering investing in a Fund or representatives of such shareholders or potential shareholders, such as financial intermediaries and fiduciaries of a 401(k) plan or a trust and their advisers. The content and nature of the information provided to each of these persons may differ.

      In advance of Hartford or any sub-adviser providing "portfolio commentary" or "statistical information," the proposed arrangement or practice must be approved by the Funds' chief compliance officer upon a finding that such arrangement/practice is for a legitimate business purpose and in the interest of Fund shareholders. If the arrangement involves disclosure of "portfolio holdings information" within the meaning of the SEC rules, as interpreted under prevailing industry and SEC standards by the Funds' chief compliance officer, disclosure of such information must be approved by the Funds' chief compliance officer in accordance with the standards described above for disclosing portfolio holdings information.


      Hartford and its sub-advisers have implemented procedures reasonably designed to ensure that (1) any disclosure of the Funds' portfolio holdings is made pursuant to a practice or arrangement approved by the Funds' chief compliance officer; (2) personnel who are in a position to disclose Fund portfolio holdings, are appropriately trained to comply with the Fund's policies regarding the disclosure of portfolio holdings and (3) each decision to approve a proposed disclosure arrangement or practice by the appropriate parties is documented in reasonable detail by the applicable Fund's chief compliance officer or his/her designee.


      In no event will the Hartford or its sub-advisers or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of Fund portfolio holdings.

      The Funds' chief compliance officer will exercise oversight of disclosures of the Funds' portfolio holdings. It is the duty of the Funds' chief compliance officer to ensure that all disclosures of the portfolio holdings of a Fund are for a legitimate business purpose and in the best interests of such Fund's shareholders, and in accordance with appropriate confidentiality arrangements. The Funds' chief compliance officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds' investment manager, investment sub-advisers, principal underwriter, or any affiliated person of the Funds, their investment manager, investment sub-advisers, or their principal underwriter. Every violation of the portfolio holdings disclosure policy must be reported to the Funds' chief compliance officer.

      The Board of Directors of the Funds reviews and approves the Funds' policy on disclosure of portfolio holdings. The chief compliance officer of the investment manager will provide summaries of all newly approved portfolio holdings disclosure arrangements and practices, including information about the identifies of the parties receiving such information, the reason for the disclosure, and the confidentiality agreements in place, to the Board of Directors of the Funds at the next occurring regular Board meeting. The chief compliance officer of the Funds and of the investment manager are responsible for reporting exceptions to and violations of this policy to the Board of Directors of the Funds at the next occurring regular Board meeting.

                                 FUND MANAGEMENT

      The Company has a board of directors, who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the directors. The following tables set forth various information about the directors and officers of the Company. The first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and the Company's officers.

NON-INTERESTED DIRECTORS


                                            TERM OF                                              NUMBER OF
                                            OFFICE*                                            PORTFOLIOS IN
                              POSITION        AND                                                  FUND
                             HELD WITH     LENGTH OF                                              COMPLEX
                                THE          TIME         PRINCIPAL OCCUPATION(S) DURING PAST   OVERSEEN BY    OTHER DIRECTORSHIPS
   NAME, AGE AND ADDRESS      COMPANY       SERVED                      5 YEARS                  DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
LYNN S. BIRDSONG           Director      Since 2003      From 1979 to 2002, Mr. Birdsong was        80                 N/A
(age 58)                                                 a managing director of Zurich
c/o Hartford Mutual Funds                                Scudder Investments, an investment
P.O. Box 2999                                            management firm. In 2003, Mr.
Hartford, CT 06104-2999                                  Birdsong became an independent
                                                         director of the Atlantic Whitehall
                                                         Funds and The Japan Fund; during his
                                                         employment with Scudder, he was an
                                                         interested director of The Japan
                                                         Fund. Since 1981, Mr. Birdsong has
                                                         been a partner in Birdsong Company,
                                                         an advertising specialty firm. He is
                                                         also a Director of The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc.

DR. ROBERT M. GAVIN        Director and  Director since  Dr. Gavin is an educational                80                 N/A
(age 64)                   Chairman of   2002            consultant. Prior to September 1,
c/o Hartford Mutual Funds  the Board     Chairman of the 2001, he was President of Cranbrook
P.O. Box 2999                            Board since     Education Community; and prior to
Hartford, CT 06104-2999                  2004            July 1996, he was President of
                                                         Macalester College, St. Paul,
                                                         Minnesota. He is also a Director and
                                                         Chairman of the Board of Directors
                                                         of The Hartford Mutual Funds II,
                                                         Inc., The Hartford Income Shares
                                                         Fund, Inc., Hartford Series Fund,
                                                         Inc. and Hartford HLS Series Fund
                                                         II, Inc.

DUANE E. HILL              Director      Since 2001      Mr. Hill is Partner Emeritus and a         80                 N/A
(age 59)                                                 founding partner of TSG Capital
c/o Hartford Mutual Funds                                Group, a private equity investment
P.O. Box 2999                                            firm that serves as sponsor and lead
Hartford, CT 06104-2999                                  investor in leveraged buyouts of
                                                         middle market companies. Mr. Hill is
                                                         also a Partner of TSG Ventures L.P.,
                                                         a private equity investment company
                                                         that invests primarily in
                                                         minority-owned small businesses. He
                                                         is also a Director of The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc.

NON-INTERESTED DIRECTORS

                                            TERM OF                                              NUMBER OF
                                            OFFICE*                                            PORTFOLIOS IN
                              POSITION        AND                                                  FUND
                             HELD WITH     LENGTH OF                                              COMPLEX
                                THE           TIME        PRINCIPAL OCCUPATION(S) DURING PAST   OVERSEEN BY    OTHER DIRECTORSHIPS
   NAME, AGE AND ADDRESS      COMPANY        SERVED                     5 YEARS                  DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
SANDRA S. JAFFE            Director      Since 2005      Ms. Jaffee is an Entrepreneur in           63                 N/A
(age 63)                                                 Residence with Warburg Pincus, a
c/o Hartford Mutual Funds                                private equity firm. From September
P.O. Box 2999                                            1995 to July 2004, Ms. Jaffee served
Hartford, CT 06104-2999                                  as Executive Vice President at
                                                         Citigroup, where she was President
                                                         and CEO of Citibank's Global
                                                         Securities Services (1995-2003). Ms.
                                                         Jaffe was appointed Executive Vice
                                                         President of Citibank in 1998. Ms.
                                                         Jaffee is also a Director of The
                                                         Hartford Income Shares Fund, Inc.
                                                         and Hartford Series Fund, Inc.

PHILLIP O. PETERSON        Director      Since 2002      Mr. Peterson is a mutual fund              80                 N/A
(age 60)                                                 industry consultant. He was a
c/o Hartford Mutual Funds                                partner of KPMG LLP until July 1999.
P.O. Box 2999                                            In January 2004, Mr. Peterson was
Hartford, CT 06104-2999                                  appointed independent president of
                                                         the Strong Mutual Funds. He is also
                                                         a Director of The Hartford Mutual
                                                         Funds II, Inc., The Hartford Income
                                                         Shares Fund, Inc., Hartford Series
                                                         Fund, Inc. and Hartford HLS Series
                                                         Fund II, Inc.

MILLARD H. PRYOR, JR.      Director      Since 1996      Mr. Pryor has served as Managing           80       Mr. Pryor is a Director
(age 71)                                                 Director of Pryor & Clark Company                   of Infodata Systems,
c/o Hartford Mutual Funds                                (real estate investment), Hartford,                 Inc. (software company)
P.O. Box 2999                                            Connecticut, since June 1992. He is                 and CompuDyne
Hartford, CT 06104-2999                                  also a Director of The Hartford                     Corporation (security).
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc.

*Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS

                                                                                                 NUMBER OF
                                              TERM OF                                          PORTFOLIOS IN
                                            OFFICE* AND                                            FUND
                           POSITION HELD     LENGTH OF                                            COMPLEX
                             WITH EACH         TIME      PRINCIPAL OCCUPATION(S) DURING PAST   OVERSEEN        OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS        COMPANY         SERVED                   5 YEARS                 BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS M. MARRA**          Director         Since 2002   Mr. Marra is President and Chief            80       Mr. Marra is a member
(age 46)                                                 Operating Officer of Hartford Life,                  of the Board of
c/o Hartford Mutual Funds                                Inc. He is also a member of the                      Directors of The
P.O. Box 2999                                            Board of Directors and a member of                   Hartford.
Hartford, CT 06104-2999                                  the Office of the Chairman for The
                                                         Hartford Financial Services Group,
                                                         Inc. ("The Hartford"), the parent
                                                         company of Hartford Life. Mr. Marra
                                                         was named President of Hartford
                                                         Life in 2001 and COO in 2000, and
                                                         served as Director of Hartford
                                                         Life's Investment Products Division
                                                         from 1998

OFFICERS AND INTERESTED DIRECTORS

                                                                                                 NUMBER OF
                                              TERM OF                                          PORTFOLIOS IN
                                            OFFICE* AND                                            FUND
                           POSITION HELD     LENGTH OF                                            COMPLEX
                             WITH EACH         TIME      PRINCIPAL OCCUPATION(S) DURING PAST     OVERSEEN      OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS        COMPANY         SERVED                  5 YEARS                   BY DIRECTOR     HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
                                                         to 2000. He was head of Hartford
                                                         Life's Individual Life and
                                                         Annuities Division from 1994 to
                                                         1998 after being promoted to Senior
                                                         Vice President in 1994 and to
                                                         Executive Vice President in 1996.
                                                         Mr. Marra is also a Managing Member
                                                         and President of Hartford
                                                         Investment Financial Services, LLC
                                                         ("HIFSCO") and HL Investment
                                                         Advisors, LLC ("HL Advisors"). He
                                                         served as Chairman of the Board of
                                                         the Company from 2002 to 2004. He
                                                         currently also serves as a Director
                                                         of The Hartford Mutual Funds II,
                                                         Inc., The Hartford Income Shares
                                                         Fund, Inc., Hartford Series Fund,
                                                         Inc. and Hartford HLS Series Fund
                                                         II, Inc. and served as Chairman of
                                                         the Board of these companies from
                                                         2002 to 2004.

LOWNDES A. SMITH**         Director         Since 1996   Mr. Smith served as Vice Chairman           80        Mr. Smith is a
(age 65)                                                 of The Hartford from February 1997                    Director of White
c/o Hartford Mutual Funds                                to January 2002, as President and                     Mountains Insurance
P.O. Box 2999                                            Chief Executive Officer of Hartford                   Group, Ltd.
Hartford, CT 06104-2999                                  Life, Inc. from February 1997 to
                                                         January 2002, and as President and
                                                         Chief Operating Officer of The
                                                         Hartford Life Insurance Companies
                                                         from January 1989 to January 2002.
                                                         Mr. Smith is also a Director of The
                                                         Hartford Mutual Funds II, Inc., The
                                                         Hartford Income Shares Fund, Inc.,
                                                         Hartford Series Fund, Inc. and
                                                         Hartford HLS Series Fund II, Inc.

DAVID M. ZNAMIEROWSKI**    Director         Since 1999   Mr. Znamierowski currently serves           62                N/A
(age 44)                                                 as President of Hartford Investment
c/o Hartford Mutual Funds                                Management Company ("Hartford
P.O. Box 2999                                            Investment Management"), Senior
Hartford, CT 06104-2999                                  Vice President for Hartford Life,
                                                         Inc., and Senior Vice President and
                                                         Chief Investment Officer for
                                                         Hartford Life Insurance Company.
                                                         Mr. Znamierowski is also a Managing
                                                         Member and Senior Vice President of
                                                         HIFSCO and HL Advisors. Mr.
                                                         Znamierowski is Group Senior Vice
                                                         President and Chief Investment
                                                         Officer for The Hartford. In
                                                         addition, he serves as a Director
                                                         of Hartford Series Fund, Inc. He
                                                         served as President of The Hartford
                                                         Mutual Funds, Inc., The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc. from 1999 to
                                                         2005.

OFFICERS AND INTERESTED DIRECTORS

                                                                                                 NUMBER OF
                                              TERM OF                                          PORTFOLIOS IN
                                            OFFICE* AND                                            FUND
                           POSITION HELD     LENGTH OF                                            COMPLEX
                             WITH EACH         TIME       PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN      OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS        COMPANY         SERVED                   5 YEARS                  BY DIRECTOR     HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS            President        Since 2005   Mr. Walters serves as Executive            N/A                N/A
(age 43)                   and                           Vice President and Director of the
c/o Hartford Mutual Funds  Chief                         Investment Products Division of
P.O. Box 2999              Executive                     Hartford Life Insurance Company.
Hartford, CT 06104-2999    Officer                       Mr. Walters is also a Managing
                                                         Member and Executive Vice President
                                                         of HIFSCO and HL Advisors. In
                                                         addition, he is President and Chief
                                                         Executive Officer of The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc., and served as
                                                         Vice President of these companies
                                                         from 2000 to 2005. He served as a
                                                         Vice President of The Hartford
                                                         Mutual Funds, Inc., The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc. from 2000 to
                                                         2005. Previously, Mr. Walters was
                                                         with First Union Securities.

ROBERT W. BELTZ, JR.       Vice President   Since 2002   Mr. Beltz currently serves as Vice         N/A                N/A
(age 55)                                                 President Securities Operations of
500 Bielenberg Drive                                     Hartford Administrative Services
Woodbury, MN 55125                                       Company ("HASCO"). Since December
                                                         2001, he has served as Assistant
                                                         Vice President of Hartford Life
                                                         Insurance Company. In addition, he
                                                         is a Vice President of The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc.

WILLIAM H. DAVISON, JR.    Vice President   Since 2002   Mr. Davison is a Managing Director         N/A                N/A
(age 47)                                                 and Director of the Funds
c/o Hartford Mutual Funds                                Management Group of Hartford
P.O. Box 2999                                            Investment Management. Mr. Davison
Hartford, CT 06104-2999                                  is also a Senior Vice President of
                                                         HIFSCO and HL Advisors. In
                                                         addition, he serves as a Vice
                                                         President of The Hartford Mutual
                                                         Funds II, Inc., The Hartford Income
                                                         Shares Fund, Inc., Hartford Series
                                                         Fund, Inc. and Hartford HLS Series
                                                         Fund II, Inc.

OFFICERS AND INTERESTED DIRECTORS

                                                                                                 NUMBER OF
                                              TERM OF                                          PORTFOLIOS IN
                                            OFFICE* AND                                            FUND
                           POSITION HELD     LENGTH OF                                            COMPLEX
                             WITH EACH         TIME      PRINCIPAL OCCUPATION(S) DURING PAST     OVERSEEN      OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS        COMPANY         SERVED                   5 YEARS                  BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
TAMARA L. FAGELY           Vice President,  Since 2002   Ms. Fagely has been Vice President         N/A                N/A
(age 46)                   Controller                    of HASCO since 1998. Prior to 1998,
500 Bielenberg Drive       and Treasurer                 she was Second Vice President of
Woodbury, MN 55125                                       HASCO. Since December 2001, she has
                                                         served as Assistant Vice President
                                                         of Hartford Life Insurance Company.
                                                         In addition, she is Controller of
                                                         HIFSCO and Vice President,
                                                         Controller and Treasurer of The
                                                         Hartford Mutual Funds II, Inc., The
                                                         Hartford Income Shares Fund, Inc.,
                                                         Hartford Series Fund, Inc. and
                                                         Hartford HLS Series Fund II, Inc.

BRUCE W. FERRIS            Vice President   Since 2002   Mr. Ferris serves as Senior Vice           N/A                N/A
(age 49)                                                 President and a Director of Sales
c/o Hartford Mutual Funds                                and Marketing in the Investment
P.O. Box 2999                                            Products Division of Hartford Life
Hartford, CT 06104-2999                                  Insurance Company. He is also a
                                                         Managing Member of HL Advisors. In
                                                         addition, Mr. Ferris is Vice
                                                         President of The Hartford Mutual
                                                         Funds II, Inc., The Hartford Income
                                                         Shares Fund, Inc., Hartford Series
                                                         Fund, Inc. and Hartford HLS Series
                                                         Fund II, Inc.

MARY JANE FORTIN           Vice President   Since 2003   Ms. Fortin is Senior Vice President        N/A                N/A
(age 40)                                                 and Director of Mutual Funds and
c/o Hartford Mutual Funds                                529 Programs for Hartford Life. In
P.O. Box 2999                                            addition, she is a Vice President
Hartford, CT 06104-2999                                  of The Hartford Mutual Funds II,
                                                         Inc., The Hartford Income Shares
                                                         Fund, Inc., Hartford Series Fund,
                                                         Inc. and Hartford HLS Series Fund
                                                         II, Inc. Previously, Ms. Fortin
                                                         served as Senior Vice President and
                                                         Chief Accounting Officer of
                                                         Hartford Life. She joined Hartford
                                                         Life in 1997.

GEORGE R. JAY              Vice President   Since 1996   Mr. Jay serves as Assistant Vice           N/A                N/A
(age 52)                   and Chief                     President of Hartford Life
c/o Hartford Mutual Funds  Compliance                    Insurance Company's Equity Products
P.O. Box 2999              Officer                       Department. He is also Controller
Hartford, CT 06104-2999                                  of HL Advisors and Vice President
                                                         and Chief Compliance Officer of
                                                         Hartford Series Fund, Inc.,
                                                         Hartford HLS Series Fund II, Inc.,
                                                         The Hartford Mutual Funds II, Inc.
                                                         and The Hartford Income Shares
                                                         Fund, Inc.

OFFICERS AND INTERESTED DIRECTORS

                                                                                                 NUMBER OF
                                              TERM OF                                          PORTFOLIOS IN
                                            OFFICE* AND                                            FUND
                           POSITION HELD     LENGTH OF                                            COMPLEX
                             WITH EACH         TIME      PRINCIPAL OCCUPATION(S) DURING PAST     OVERSEEN      OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS        COMPANY         SERVED                   5 YEARS                  BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE           Vice President   Since 2000   Mr. Joyce currently serves as              N/A                N/A
(age 45)                                                 Senior Vice President and Director
c/o Hartford Mutual Funds                                of the Institutional Products
P.O. Box 2999                                            Solutions Group for Hartford Life
Hartford, CT 06104-2999                                  Insurance Company. Mr. Joyce is
                                                         also a Senior Vice President of HL
                                                         Advisors and a Vice President of
                                                         The Hartford Mutual Funds II, Inc.,
                                                         The Hartford Income Shares Fund,
                                                         Inc., Hartford Series Fund, Inc.
                                                         and Hartford HLS Series Fund II,
                                                         Inc. Previously, he served as Vice
                                                         President (1997-1999) and Assistant
                                                         Vice President (1994-1997) of
                                                         Hartford Life Insurance Company.

DAVID N. LEVENSON          Vice President   Since 2000   Mr. Levenson serves as Senior Vice         N/A                N/A
(age 38)                                                 President of Hartford Life
c/o Hartford Mutual Funds                                Insurance Company's Retail Product
P.O. Box 2999                                            Management Group and is responsible
Hartford, CT 06104-2999                                  for all retail product management
                                                         and profitability. Mr. Levenson is
                                                         also a Senior Vice President of
                                                         HIFSCO. In addition, he serves as
                                                         Vice President of The Hartford
                                                         Mutual Funds II, Inc., The Hartford
                                                         Income Shares Fund, Inc., Hartford
                                                         Series Fund, Inc. and Hartford HLS
                                                         Series Fund II, Inc. Mr. Levenson
                                                         joined The Hartford in 1995.

DENISE A. SETTIMI          Vice President   Since 2005   Ms. Settimi currently serves as            N/A                N/A
(age 44)                                                 Vice President Securities
c/o Hartford Mutual Funds                                Operations of HASCO. Since March
P.O. Box 2999                                            2003, she has served as Director of
Hartford, CT 06104-2999                                  Hartford Life Insurance Company. In
                                                         addition, she serves as a Vice
                                                         President of The Hartford Mutual
                                                         Funds II, Inc, The Hartford Income
                                                         Shares Fund, Inc., Hartford Series
                                                         Fund, Inc. and Hartford HLS Series
                                                         Fund II, Inc.

* Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** "Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO, Hartford Investment Management or affiliated companies.

STANDING COMMITTEES. The board of directors has established an Audit Committee, a Nominating Committee, a Litigation Committee and an Investment Committee. The Audit Committee and Nominating Committee is made up of those directors who are not "interested persons" of the Company. The Litigation Committee is made up of the following directors: Robert M. Gavin, Lynn S. Birdsong, Duane E. Hill and Sandra S. Jaffee. The Audit Committee (i) oversees the Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof, and (iii) acts as a liaison between the Funds' independent registered public accounting firm and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Litigation Committee manages any legal actions that are brought by, on behalf of or against the Funds, their board of directors and/or the members thereof that are not "interested persons" of the Funds as defined in the 1940 Act. The Investment Committee , which was established on February 1, 2005, is made up of all directors of the Company. The Investment Committee (a) assists the board in its oversight of: (i) the Funds' investment performance, (ii) the Funds' compliance with their investment objectives, policies, strategies and restrictions as set forth in their registration statements, (iii) management's selection of benchmarks, peer groups and other performance measures for the Funds, and (iv) the investment options (including variations in asset class, style, investment strategy and other differentiating features) within the Hartford family of mutual funds offered to investors; (b) assists the board in its requests for review and evaluation of materials relating to investment performance of the Funds in connection with the board's consideration of the approval or renewal of investment advisory and sub-advisory agreements with or relating to the Funds; and (c) reviews the management discussion of fund performance in Fund shareholder reports. The Audit Committee, Nominating Committee and Litigation Committee met four times, three times and two times, respectively, during the fiscal year ended October 31, 2004.


      All directors and officers of the Company, except for Sandra S. Jaffee and David Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Investment Advisors, LLC serves as investment adviser. In addition to being a director of the Company, Ms. Jaffee is also a director of two other registered investment companies in the fund complex. In addition to being a director of the Company, Mr. Znamierowski is also a director of one other registered investment company in the fund complex.

      The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2004 (i) in each Fund and
(ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS

                                                                  AGGREGATE DOLLAR RANGE
                                                                 OF EQUITY SECURITIES IN
                                                                ALL REGISTERED INVESTMENT
                                                                    COMPANIES OVERSEEN
                           DOLLAR RANGE OF EQUITY SECURITIES     BY DIRECTOR IN FAMILY OF
  NAME OF DIRECTOR                   IN THE FUNDS                  INVESTMENT COMPANIES
Lynn S. Birdsong                         None                             [____]

Dr. Robert M. Gavin                      None                             [____]

Duane E. Hill                            None                             [____]

Sandra S. Jaffee(1)                      None                             [____]

Phillip O. Peterson                      None                             [____]

Millard H. Pryor, Jr.                    None                             [____]

INTERESTED DIRECTORS

                                                                  AGGREGATE DOLLAR RANGE
                                                                 OF EQUITY SECURITIES IN
                                                                ALL REGISTERED INVESTMENT
                                                                    COMPANIES OVERSEEN
                           DOLLAR RANGE OF EQUITY SECURITIES     BY DIRECTOR IN FAMILY OF
  NAME OF DIRECTOR                   IN THE FUNDS                  INVESTMENT COMPANIES
Thomas M. Marra                          None                             [____]

Lowndes A. Smith                         None                             [____]

David M. Znamierowski                    None                             [____]

(1)Newly appointed director of the Company on January 25, 2005.

      COMPENSATION OF OFFICERS AND DIRECTORS The Company does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended October 31, 2004 and certain other information.

                                                      Pension Or
                                      Aggregate       Retirement                        Total Compensation
                                    Compensation   Benefits Accrued  Estimated Annual    From the Company
                                      From the     As Part of Fund     Benefits Upon     And Fund Complex
   Name of Person, Position            Company         Expenses         Retirement      Paid To Directors*
----------------------------------------------------------------------------------------------------------
Lynn S. Birdsong, Director             $_____           $0              $0                  $_____

Winifred E. Coleman, Director(1)       $_____           $0              $0                  $_____

Dr. Robert M. Gavin, Director          $_____           $0              $0                  $_____

Duane E. Hill,                         $_____           $0              $0                  $_____
Director

Sandra S. Jaffee(2)                    $_____           $0              $0                  $_____
Director

Phillip O. Peterson, Director          $_____           $0              $0                  $_____

Millard H. Pryor, Jr., Director        $_____           $0              $0                  $_____

Lowndes A. Smith, Director             $_____           $0              $0                  $_____

      *As of October 31, 2004, five registered investment companies in the Complex paid compensation to the directors.

      (1)Retired from board of directors of the Company, effective November 4, 2004.

      (2) Newly appointed director of the Company on January 25, 2005.

      The sales load for Class A shares of the Funds is waived for present and former officers, directors and employees of the Company, The Hartford, the transfer agent and their affiliates. Such waiver is designed to provide an incentive for individuals that are involved and affiliated with the Funds and their operations to invest in the Funds.

      The Company's Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company. The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


      [As of March __, 2005, the officers and directors of the Company did not beneficially own any class of any shares of the Funds to which this SAI relates. As of that date, no person held any interest in the Funds equal to 5% or more of outstanding shares of any class.]


      Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a fund it controls without the consent or approval of other shareholders. As of [March __, 2005], there were no control persons of the Fund.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

      The Company, on behalf of the Funds, has entered into an investment management agreement with HIFSCO. The investment management agreements provide that HIFSCO, subject to the supervision and approval of the Company's board of directors, is responsible for the management of each Fund. In addition, HIFSCO provides administrative services to the Company, including, personnel, services, equipment and facilities and office space for proper operation of the Company. Although HIFSCO, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Company, the Funds pay for these services directly.

      HIFSCO has entered into sub-advisory agreements with the subadvisers of the Funds. Under the sub-advisory agreements, subject to the general supervision of the board of directors and HIFSCO, a subadviser is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the Funds and furnishing the Funds with advice and recommendations with respect to investments and the purchase and sale of appropriate investments for the Fund.

      The Company relies on an exemptive order from the Securities and Exchange Commission under which it uses a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Company's board of directors, to oversee the subadvisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint new subadvisers, with approval by the board of directors and without obtaining approval from those shareholders that participate in the Funds. Within 90 days after hiring any new subadviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HIFSCO will not enter into a sub-advisory agreement with an affiliated subadviser unless shareholders approve such agreement.

      The specific conditions of the exemptive order are as follows:


      1. Before the Company may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities.


      2. The Funds must disclose in their prospectuses the existence, substance and effect of the exemptive order. In addition, the Funds must hold themselves out to the public as employing the Manager of Managers structure. The prospectuses will prominently disclose that HIFSCO has ultimate responsibility (subject to oversight by the board of directors) to oversee the subadvisers and recommend their hiring, termination and replacement.

      3. Within ninety (90) days of the hiring of any new subadviser, the shareholders participating in the Funds will be furnished all information about the new subadviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new subadviser. HIFSCO will meet this condition by providing shareholders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the "1934 Act"), except as modified by the order to permit aggregate fee disclosure.

      4. HIFSCO will not enter into a sub-advisory agreement with any affiliated subadviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by shareholders.

      5. At all times, a majority of the board of directors of the Company will be directors who are not "interested persons," as that term is defined in
Section 2(a)(19) of the 1940 Act, of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

      6. When a subadviser change is proposed for a Fund with an affiliated subadviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors' minutes, that the change is in the best interests of the Fund and the shareholders participating in the Fund and does not involve a conflict of interest from which HIFSCO or the affiliated subadviser derives an inappropriate advantage.

      7. HIFSCO will provide general management services to the Company and the Funds, including overall supervisory responsibility for the general management and investment of each Fund's investments portfolio, and, subject to review and approval by the board of directors, will: (a) set the Fund's overall investment strategies; (b) evaluate, select and recommend subadvisers to manage all or a part of the Fund's assets; (c) allocate and, when appropriate, reallocate the Fund's assets among multiple subadvisers; (d) monitor and evaluate the investment performance of subadvisers; and (e) implement procedures reasonably designed to ensure that the subadvisers comply with the Fund's investment objective, policies and restrictions.

      8. No director or officer of the Company or directors or officers of HIFSCO will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any subadviser except for (i) ownership of interests in HIFSCO or any entity that controls, is controlled by or is under common control with HIFSCO; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.

      9. The Company will include in its registration statement the aggregate fee disclosure.

      10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Funds. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

      11. HIFSCO will provide the board of directors, no less often than quarterly, with information about HIFSCO's profitability. Such information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter.

      12. When a subadviser is hired or terminated, HIFSCO will provide the board of directors with information showing the expected impact on HIFSCO's profitability.

      As provided by the investment management agreement, the Funds pay HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of each Fund's average daily net assets.

      The investment management fee rates are as follows:

      CAPITAL APPRECIATION II FUND AND SELECT MIDCAP VALUE FUND

Average Daily Net Assets                Annual Rate
------------------------                -----------
    First $500,000,000                     1.00%
     Next $500,000,000                     0.95%
Amount Over $1 Billion                     0.90%

      Floating Rate Fund

Average Daily Net Assets                Annual Rate
------------------------                -----------
      First $500,000,000                   0.65%
Amount Over $500,000,000                   0.60%

      Select MidCap Growth Fund

Average Daily Net Assets                Annual Rate
------------------------                -----------
      First $500,000,000                   0.65%
       Next $500,000,000                   0.85%
Amount Over $500,000,000                   0.60%


      HIFSCO, not the Funds, pays the sub-advisory fees to the subadvisers. Monthly, each subadviser is paid a pro-rata portion of an annual fee based on the average daily net assets of the applicable Fund.


      Because the Funds did not commence operations until April 29, 2005 (except for The Select Midcap Growth Fund, which commenced operations on January 1,
2005), there is no advisory fee or sub-advisory fee information available for the Funds.


      HIFSCO has voluntarily agreed to limit the expenses of each class of the Funds by reimbursing the Fund when total fund operating expenses of the class exceed the following percentages (this policy may be discontinued at any time).



         FUND                               CLASS A              CLASS B               CLASS C              CLASS Y
         ----                               -------              -------               -------              -------
Capital Appreciation II Fund                 1.60%                2.35%                 2.35%                1.15%
Floating Rate Fund                           1.15%                1.90%                 1.90%                0.75%
Select MidCap Growth Fund                    1.50%                2.25%                 2.25%                1.10%
Select MidCap Value Fund                     1.55%                2.30%                 2.30%                1.15%


      Pursuant to the investment management agreement and investment sub-advisory agreements, neither HIFSCO nor the sub-advisers are liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO or a sub-adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. The sub-advisers have agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by HIFSCO to the extent resulting in whole or in part from any of the sub-advisers' acts or omissions related to the performance of their duties as set forth specifically in their respective sub-advisory agreements or otherwise from the sub-advisers' willful misfeasance, bad faith or gross negligence.

      HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1995. As of December 31, 2004, HIFSCO had approximately $25.4 billion of assets under management. Hartford Investment Management is located at 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly-owned subsidiary of The Hartford. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had approximately $101.9 billion in assets under management.

      Wellington Management Company, LLP, whose business address is, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority with respect to approximately $470 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, John R. Ryan and Perry Traquina.

      Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the Select MidCap Growth Fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of December 31, 2004, Chartwell managed over $6.4 billion in assets for over 200 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.


      Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the Select MidCap Growth Fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of December 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman, Sachs & Co., had assets under management of approximately $436.2 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.


      Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the Select MidCap Growth Fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of December 31, 2004, Northern Capital had investment management authority over $2.2 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.

      Artisan Partners Limited Partnership, a Delaware limited partnership, is a registered investment adviser providing investment management services to pension and profit sharing plans, trusts, endowments, foundations and charitable organizations and investment management and, in some cases, administrative services to investment companies. As of December 31, 2004, Artisan had investment management authority over approximately $40.4 billion in assets. Artisan is principally located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

      Cramer Rosenthal McGlynn, LLC, whose business address is, 520 Madison Avenue, New York, NY, 10022, and its predecessor organizations, were founded in 1973. CRM is a Delaware limited liability company. CRM offers investment vehicles specializing in the small and mid cap value space. The firm serves the institutional community representing corporate pensions, public funds, educational, community, religious and private endowments and foundations, as well as individual and investment company accounts. As of December 31, 2004, CRM had approximately $7.0 billion in assets under management. As of December 31, 2004, there are 20 principals at CRM, with 14 under the age of 45. Wilmington Trust Investments, Inc. (WTI) is an investor in CRM with a fully diluted ownership of approximately 53%.

      Sterling Capital Management LLC, whose business address is 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211, is an independent investment firm that provides investment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 2004, Sterling had investment authority with respect to approximately $7.7 billion in assets.

Sterling is a North Carolina limited liability company. The five managing directors of Sterling are Eduardo A. Brea, Alexander W. McAlister, David M. Ralston, Brian R. Walton, and Mark W. Whalen.


Approval of Investment Management Agreements

The Hartford Select MidCap Growth Fund

At a meeting of the board of directors of the Company on July 27-28, 2004, the board of directors unanimously voted to approve the Select MidCap Growth Fund's investment management agreement and investment sub-advisory agreements. The board considered the following categories of material factors, among others, relating to the agreements.

The board considered the nature, extent, and quality of the services to be provided to the Select MidCap Growth Fund by HIFSCO and each of the sub-advisers. The board considered presentations by Select MidCap Growth Fund officers and representatives of HIFSCO and the sub-advisers at meetings of the board on July 14, 2004 and July 27-28, 2004. The board also reviewed materials provided by HIFSCO and the sub-advisers (the "Adviser Materials"). These presentations and the Adviser Materials contained information that assisted the board in assessing each adviser's organizational structure, personnel, capacity, investment process, and regulatory/compliance history, and, with respect to the sub-advisers, each sub-adviser's investment philosophy, performance record, and trade execution capabilities. In addition, the board considered information that suggested that the management styles of the three sub-advisers would complement each other. The board concluded that it was satisfied with the nature, extent and quality of the services proposed to be provided to the Select MidCap Growth Fund by HIFSCO and each of the sub-advisers.

The board considered the investment performance of the sub-advisers with respect to midcap growth investing. As the Select MidCap Growth Fund is a new fund, there was no performance history of the Select MidCap Growth Fund for the board to review. The board reviewed presentations by Select MidCap Growth Fund officers and representatives of the sub-advisers and the Adviser Materials regarding prior performance of each sub-adviser in investment objectives and styles similar to the Select MidCap Growth Fund, which included comparisons of the sub-advisers' performance to the performance of the Russell Midcap Growth Index. The board concluded that it was satisfied with each sub-adviser's prior investment performance in the mid-cap growth style proposed for the Select MidCap Growth Fund.

The board considered the investment management fees to be paid to HIFSCO and by HIFSCO to the sub-advisers. The board reviewed both the Adviser Materials and comparative information on investment management fees paid by similar funds. The board considered the quality of the services to be performed for the Select MidCap Growth Fund by HIFSCO and the sub-advisers, including the sub-advisers' research and fundamental analysis capabilities. The board also considered the long term experience of HIFSCO and the sub-advisers, the compliance structure and systems established by HIFSCO and the sub-advisers, and the financial viability of HIFSCO and the sub-advisers. In addition, the board reviewed information regarding HIFSCO's cost to provide advisory services to the Select MidCap Growth Fund and HIFSCO's profit margin, both over all and as to profits expected from management of the Select MidCap Growth Fund. In the case of the sub-advisers, the board considered HIFSCO's representation that it had negotiated the sub-advisers' fees at arm's length, and that the fees that HIFSCO would pay to the sub-advisers were comparable to fees charged by the sub-advisers to other institutional clients. The board concluded that the management fees to be paid to HIFSCO and the sub-advisers were fair and reasonable. The board also concluded that HIFSCO's expected profit margin with respect to the Select MidCap Growth Fund would not be excessive.

The board considered the extent to which economies of scale would be realized as the Select MidCap Growth Fund grows and whether fee levels reflect these economies of scale for the benefit of Select MidCap Growth Fund investors. In this regard, the board primarily considered the breakpoints in the Select MidCap Growth Fund's advisory and sub-advisory fee schedules and how any benefits from economies of scale would be realized by the various parties. The board reviewed materials providing comparative breakpoint information for other fund groups. The board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of fund investors.

The board considered other benefits to HIFSCO and the sub-advisers and their affiliates from their relationships with the Select MidCap Growth Fund. The board reviewed information noting that Hartford Life, Inc. may receive fees for fund accounting and related services. The board also reviewed the fact that Hartford Administrative Services Company ("HASCO"), the Select MidCap Growth Fund's transfer agent, will receive transfer agency compensation from the Select MidCap Growth Fund. In addition, the board considered benefits to the sub-advisers from their proposed use of the Select MidCap Growth Fund's brokerage commissions to obtain research that could be used for the sub-advisers' clients other than the Select MidCap Growth Fund, and representations from HIFSCO and the sub-advisers that the sub-advisers would not be making any revenue sharing payments or any other type of distribution payments to HIFSCO or its affiliates.

Based upon its review of these various factors, among others, the board concluded that it is in the best interests of the Select MidCap Growth Fund and its shareholders for the board to approve the investment management agreement and investment sub-advisory agreements for the Select MidCap Growth Fund. In reaching this decision, the board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the board met separately in executive session and with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

The Hartford Select MidCap Value Fund

At a meeting of the board of directors of the Company on November 2-3, 2004, the board of directors unanimously voted to approve the Select MidCap Value Fund's investment management agreement and investment sub-advisory agreements. The board considered the following categories of material factors, among others, relating to the agreements.

The agreements with respect to the Select MidCap Value Fund include an advisory agreement between the Select MidCap Value Fund and HIFSCO and sub-advisory agreements between HIFSCO and each of CRM, Sterling and Artisan. The board considered presentations given at the meetings by officers of the Hartford-sponsored funds and representatives of HIFSCO and the materials provided by HIFSCO and the sub-advisers in advance of and at the meeting (the "Adviser Materials").

The board considered the nature, extent and quality of the services that HIFSCO and each sub-adviser would be providing to the Select MidCap Value Fund. The board considered the new select mid-cap value funds and the funds' strategy and multi-manager structure and concluded that they had merit as additions to the family of Hartford-sponsored funds. The board considered HIFSCO's and each sub-adviser's organizational structure, personnel, capacity, investment process, and regulatory/compliance history, and, with respect to the sub-advisers, each sub-adviser's investment philosophy, performance record, and trade execution capabilities. The board also considered the careful evaluation process and due diligence undertaken by HIFSCO to identify and recommend the three sub-advisers. The board also considered their past experiences with HIFSCO with respect to the services the firm has provided to other Hartford-sponsored funds in the past, including HIFSCO's management and monitoring of sub-advisers, the quality of their communications with the board, the compliance structure and systems established by HIFSCO, and its responsiveness to the board's concerns. The board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Select MidCap Value Fund by HIFSCO and each of the sub-advisers.

The board considered the investment performance of HIFSCO and the sub-advisers. Because the Select MidCap Value Fund has not yet been created and has no performance record, the board reviewed presentations by fund officers and representatives of the sub-advisers and information in the Adviser Materials regarding prior investment performance of each sub-adviser in investment objectives and styles similar to those proposed for the Select MidCap Value Fund, which included comparisons of the sub-advisers' performance to the performance of the proposed benchmark (the Russell Midcap Value Index). The board also reviewed blended performance information of the three sub-advisers together, as provided by HIFSCO. In addition, the board considered the presentations on investment style, process and past performance that each sub-adviser had made at the meeting. The board also considered its past experiences with HIFSCO with respect to the investment performance of other Hartford-sponsored funds. The board concluded that, while the sub-advisers' past performance managing similar portfolios does not guarantee future results for the proposed fund, the board were satisfied that HIFSCO and each sub-adviser have the capability of providing satisfactory investment performance for the Select MidCap Value Fund.

The board considered the investment management fees to be paid to HIFSCO and by HIFSCO to the sub-advisers for the Select MidCap Value Fund, and comparative information on investment management fees paid by a peer group of sub-advised funds following a mid-cap investment strategy. The board considered the costs of the services to be provided and profits to be realized by HIFSCO (and its affiliates) from its relationship with the Select MidCap Value Fund. The board considered the representations management had made that HIFSCO's profitability for the Select MidCap Value Fund would be consistent with peer Hartford-sponsored funds and in line with industry averages, and related data. The board also considered the multi-manager responsibilities HIFSCO would have for the Select MidCap Value Fund. The board concluded that under all the circumstances, the profitability reasonably expected by HIFSCO with respect to the proposed Select MidCap Value Fund would not be excessive. With respect to the sub-advisers, the board considered financial information provided by each sub-adviser, as well as general information they provided about enterprise profitability or favorable comparisons with fees charged other customers, and HIFSCO's representation to the board that the fees to the sub-advisers represent true market rates bargained for at arms-length. The board considered the strong market demand for management in the mid-cap value style and each sub-adviser's commitment of talented personnel, resources and capacity to the Select MidCap Value Fund. The directors considered the sub-advisers' proposed use of soft dollars to obtain research for which they would otherwise have to use their own resources.

The board considered the extent to which economies of scale would be realized as the Select MidCap Value Fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The board considered HIFSCO's representations that the Select MidCap Value Fund could be expected to achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. With respect to economies of scale, the board considered the breakpoints in the proposed advisory and sub-advisory fee schedules. The board reviewed materials providing comparative breakpoint information for the Select MidCap Value Fund in the peer group described above. The board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of Select MidCap Value Fund investors.

The board considered other benefits to HIFSCO and its affiliates from its relationships with the Select MidCap Value Fund. The board reviewed information noting that Hartford Life, Inc. may receive fees for fund accounting and related services and the receipt by HASCO and Hartford Investor Services Company, LLC ("HISCO"), the transfer agent for the retail fund, of transfer agency compensation from the Select MidCap Value Fund. The board reviewed the sub-advisers' soft dollar arrangements as described above. The reviewed representations from HIFSCO and the sub-advisers that the sub-advisers would not be making any revenue sharing payments or any other type of distribution payments to HIFSCO or its affiliates.

Based on these and other considerations and factors, the board determined that the advisory and sub-advisory fees relating to the Select MidCap Value Fund would be fair and reasonable, and the approval of the proposed management and sub-advisory agreements would be in the best interests of the Select MidCap Value Fund. In reaching this decision, the board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the independent directors met separately in executive session and with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

The Hartford Floating Rate Fund

At a meeting of the board of directors of the Company on November 2-3, 2004, the board of directors unanimously voted to approve the Floating Rate Fund's investment management agreement and investment sub-advisory agreements. The board considered the following categories of material factors, among others, relating to the agreements.

The agreements with respect to the Floating Rate Fund include an advisory agreement between the Floating Rate Fund and HIFSCO and a sub-advisory agreement between HIFSCO and Hartford Investment Management. The board considered presentations given at the meetings by officers of the Hartford Funds and representatives of HIFSCO, as well as representatives of Hartford Investment Management, and the materials provided by each of HIFSCO and Hartford Investment Management in advance of and at the meeting (the "Adviser Materials").

The board considered the nature, extent and quality of the services that HIFSCO and Hartford Investment Management would be providing to the Floating Rate Fund. The board considered the Floating Rate Fund's strategy and concluded that it had merit as an addition to the family of Hartford-sponsored funds. The board was impressed with the experience demonstrated by the investment team during their presentation at the meeting. The board considered HIFSCO's and Hartford Investment Management's personnel, capacity, investment process, and regulatory/compliance history, as well as Hartford Investment Management's investment philosophy, performance record, and trade execution capabilities. The board also considered its past experiences with HIFSCO and Hartford Investment Management with respect to the services each firm has provided to other Hartford-sponsored funds in the past, including HIFSCO's management and monitoring of sub-advisers, the quality of each firm's communications with the board, the compliance structure and systems established by them, and each firm's responsiveness to the board's concerns. The board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Floating Rate Fund by HIFSCO and Hartford Investment Management.

The board considered the investment performance of HIFSCO and Hartford Investment Management. Because the Floating Rate Fund has not yet been created and has no performance record, the board considered the investment performance information that had been provided by Hartford Investment Management relating to the track record of Hartford Investment Management's leveraged loan team that would be managing the portfolio of the Floating Rate Fund, including composite information reflecting the performance of discretionary accounts managed by the team in substantially similar investment approaches to those that are proposed to be followed in the Floating Rate Fund. In addition, the board considered the presentations on investment style, process and past performance that the members of the leveraged loan team had made at the meeting. The board discussed their past experiences with HIFSCO and Hartford Investment Management with respect to the investment performance of other Hartford-sponsored funds. The board concluded that, while the Hartford Investment Management investment team's past performance managing similar portfolios does not guarantee future results for the Floating

Rate Fund, the board were satisfied that HIFSCO and Hartford Investment Management have the capability of providing satisfactory investment performance for the Floating Rate Fund.

The board considered the investment management fees to be paid to HIFSCO and the fact that Hartford Investment Management will provide its services for the Floating Rate Fund at cost. The board considered comparative information on investment management fees paid by a peer group of funds following a similar investment strategy. The board considered the costs of the services to be provided and the profits to be realized by HIFSCO from its relationship with the Floating Rate Fund. The board considered that Hartford Investment Management would provide services with respect to the Floating Rate Fund at cost. The board also considered the representations management had made that profitability of HIFSCO for the Floating Rate Fund would be consistent with peer Hartford-sponsored funds and in line with industry averages, and related data. The board concluded that under all the circumstances, the profitability reasonably expected by HIFSCO with respect to the proposed Floating Rate Fund would not be excessive.

The board considered the extent to which economies of scale would be realized as the Floating Rate Fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The board considered HIFSCO's representations that the Floating Rate Fund could be expected to achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. With respect to economies of scale, the board considered the breakpoints in the proposed advisory fee schedule. The board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of Floating Rate Fund investors.

The board considered other benefits to HIFSCO and Hartford Investment Management and their affiliates from their relationships with the Floating Rate Fund. The board reviewed information noting that Hartford Life, Inc. may receive fees for fund accounting and related services and the receipt by HASCO and HISCO, the transfer agent for the retail fund, of transfer agency compensation from the Floating Rate Fund.

Based on these and other considerations and factors, the board determined that the advisory and sub-advisory fees for the Floating Rate Fund would be fair and reasonable, and the approval of the proposed management and sub-advisory agreements would be in the best interests of the Floating Rate Fund. In reaching this decision, the board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the independent directors met separately in executive session and with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

Capital Appreciation II Fund

At a meeting of the board of directors of the Company on December 8, 2004, the board of directors unanimously voted to approve the Capital Appreciation II Fund's investment management agreement and investment sub-advisory agreements. The board considered the following categories of material factors, among others, relating to the agreement.

The board considered the nature, extent and quality of the services HIFSCO and Wellington Management would be providing to the Capital Appreciation II Fund. The board discussed the Capital Appreciation II Fund's strategy and multiple portfolio manager structure and concluded that it had merit as an addition to the family of Hartford-sponsored funds. The board was impressed with the talent, dedication, and enthusiasm demonstrated by the portfolio managers during their presentation. The board considered HIFSCO's and Wellington Management's organizational structure, personnel, capacity, investment process, and regulatory/compliance history, and, with respect to Wellington Management, Wellington Management's investment philosophy, performance record, and trade execution capabilities. The board also considered its past experiences with HIFSCO and Wellington Management with respect to the services each firm has provided to other Hartford-sponsored funds in the past, including HIFSCO's management and monitoring of the funds' sub-advisers, the quality of HIFSCO's and Wellington Management's communications with the board, the compliance structure and systems established by both HIFSCO and Wellington Management, and each firm's responsiveness to the board's concerns. The board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Capital Appreciation II Fund by HIFSCO and Wellington Management.

The board considered the investment performance of HIFSCO and Wellington Management. Because the Capital Appreciation II Fund has not yet been created and has no performance record, the board considered the performance information that had been provided by HIFSCO and Wellington Management relating to the track record of the individual portfolio managers, including composite information reflecting the performance of discretionary accounts managed by the five proposed Capital Appreciation II portfolio managers or their teams in substantially similar investment approaches to those that are proposed to be followed in the Capital Appreciation II Fund. The board reviewed composite portfolio performance information for the nine months ended September 30, 2004 and the past one and three years, as compared to the performance benchmark indices for the same periods. The board also reviewed composite performance for the years 2002 and 2003 as compared to the benchmarks. In addition, the board considered the presentations on investment styles, processes and past performance that the proposed portfolio managers had made. The board discussed their past experiences with HIFSCO and Wellington Management with respect to the investment performance of other Hartford-sponsored Funds. The board concluded that, while the portfolio managers' past performance managing similar portfolios does not guarantee future results for the Capital Appreciation II Fund, the board was satisfied that HIFSCO and Wellington Management have the capability of providing satisfactory investment performance for the Capital Appreciation II Fund.

The board considered the investment management fees to be paid to HIFSCO and by HIFSCO to Wellington Management and comparative information on investment management fees paid by a peer group of sub-advised funds following a multi-cap core investment strategy. The board considered the costs of the services to be provided and profits to be realized by HIFSCO and

Wellington Management and their affiliates from their relationship with the Capital Appreciation II Fund. With respect to HIFSCO, the board considered the profitability projections provided by HIFSCO. The board also considered the representations management had made that HIFSCO's profitability for the Capital Appreciation II Fund would be consistent with peer Hartford-sponsored funds and in line with industry averages, and related data. The board considered general information Wellington Management had provided about its financial condition and enterprise profitability. The board concluded that under all the circumstances, the profitability reasonably expected by HIFSCO with respect to the proposed Capital Appreciation II Fund would not be excessive.

With respect to Wellington Management, the board considered Wellington Management's status as a sub-adviser unaffiliated with the investment manager and HIFSCO's representation to the board that the fees to Wellington Management represented a true market rate bargained for at arms-length. The board considered the complexity of the portfolio management arrangements and Wellington Management's commitment of talented personnel and resources to the Capital Appreciation II Fund. In addition, the board considered Wellington Management's use of Capital Appreciation II Fund commissions as "soft dollars" to obtain research for Wellington Management for which it would otherwise have to use its own resources.

The board considered the extent to which economies of scale would be realized as the Capital Appreciation II Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The board considered HIFSCO's representations that the Capital Appreciation II Fund could be expected to achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. With respect to economies of scale, the board considered the breakpoints in the proposed advisory and sub-advisory fee schedules and how any benefits from economies of scale would be realized by the various parties. The board reviewed materials providing comparative breakpoint information for the funds in the peer group described above, and concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of fund investors.

The board considered other benefits to HIFSCO and Wellington Management and their affiliates from their relationships with the Capital Appreciation II Fund. The board reviewed information noting that Hartford Life, Inc. may receive fees for fund accounting and related services and the receipt by HASCO, the Capital Appreciation II Fund's transfer agent, of transfer agency compensation from the Capital Appreciation II Fund. The board reviewed Wellington

Management's "soft dollar" arrangements described above. The board considered representations from HIFSCO and Wellington Management that Wellington Management would not be making any revenue sharing payments or any other type of distribution payments to HIFSCO or its affiliates.

Based on these and other considerations and factors, the board then determined that with the proposed modification in breakpoints, the advisory and sub-advisory fees would be fair and reasonable, and the approval of the proposed management and sub-advisory agreements would be in the best interests of the Capital Appreciation II Fund. In reaching this decision, the board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the independent directors met separately in executive session and with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT

      The following table lists the number and types of other accounts sub-advised by Hartford Investment Management managers and assets under management in those accounts as of October 31, 2004:


                      REGISTERED
                      INVESTMENT
    PORTFOLIO          COMPANY         ASSETS         POOLED        ASSETS       OTHER       ASSETS       TOTAL ASSETS
     MANAGER           ACCOUNTS        MANAGED       ACCOUNTS       MANAGED     ACCOUNTS     MANAGED         MANAGED
     -------           ---------       -------       --------       -------     --------     -------         -------
Michael Bacevich           --            --             --            --           --           --              --

John Connor                --            --             --            --           --           --              --


CONFLICTS OF INTEREST BETWEEN THE FLOATING RATE FUND AND OTHER ACCOUNTS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT

      Portfolio managers, including assistant portfolio managers, at Hartford Investment Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), commingled trust accounts, and other types of funds. The portfolios managed by portfolio managers may have investment objectives, strategies and risk profiles that differ from those of the Funds. Portfolio managers make investment decisions for each portfolio, including the Floating Rate Fund, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the portfolio managers may purchase securities for one portfolio and not another portfolio. Loans and securities purchased in one portfolio may perform better than the loans and securities purchased for another portfolio, and visa versa. A portfolio manager or other investment professional at Hartford Investment Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Floating Rate Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact that Fund depending on market conditions. In addition, some of these portfolios have fee structures that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Funds to Hartford Investment Management. Because a portfolio manager's compensation is affected by revenues earned by Hartford Investment Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given portfolio manager.

      Hartford Investment Management's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Hartford Investment Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Hartford Investment Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of loans and securities, and compliance with Hartford Investment Management's Code of Ethics. Furthermore, senior investment and business personnel at Hartford Investment Management periodically review the performance of Hartford Investment Management's portfolio managers. Although Hartford Investment Management does not track the time a portfolio manager spends on a single portfolio, Hartford Investment Management does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager's overall book of business.

      Material conflicts of interest may arise when allocating and/or aggregating trades. Hartford Investment Management may aggregate into a single trade order several individual contemporaneous client trade orders for a single loan or security, absent specific client directions to the contrary. It is the policy of Hartford Investment Management that when a decision is made to aggregate transactions on behalf of more than one account (including the Funds or other accounts over which it has discretionary authority), such transactions will be allocated to participating client accounts in a fair and equitable manner in accordance with Hartford Investment Management's trade allocation policy. The trade allocation policy is described in Hartford Investment Management's Form ADV. Hartford Investment Management's compliance unit monitors block transactions to assure adherence to the trade allocation policy, and will inform Hartford Investment Management's Issue Resolution Council of any non-compliant transactions.

COMPENSATION OF HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS

      Hartford Investment Management's portfolio managers are generally responsible for multiple accounts with similar investment strategies. For example, the high yield portfolio managers also manage high yield accounts for institutional clients. Portfolio managers are compensated on the performance of the aggregate group of similar accounts rather than for a specific Fund.

      The compensation package for portfolio managers consists of three components, which are base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager's contribution to Hartford Investment Management's success.

      The annual incentive plan provides cash bonuses dependent on both Hartford Investment Management's overall performance and individual contributions. A portion of the bonus pool is determined based on the aggregate portfolio pre-tax performance results over three years relative to peer groups and benchmarks, and the remaining portion is based on current year operating income relative to the operating plan.

      Target bonuses for portfolio managers vary depending on the scope of accountability and experience level of the individual portfolio manager. An individual's award is based upon relative performance of their assigned portfolios compared to a peer group and benchmark. A listing of each Fund and the benchmark by which such Fund is measured can be found below and is primarily geared to reward top quartile performance on a trailing three-year basis. Individual performance is dollar weighted (based on assets under management). Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

      The long-term incentive plan provides an opportunity for portfolio managers and other key contributors to the Firm to be rewarded in the future depending on the achievement of financial goals and value creation for shareholders. The size of actual awards varies greatly. Awards are comprised of Hartford Investment Management performance units and stock options with respect to the common stock of Hartford Investment Management's corporate parent, The Hartford. Performance units are generally paid in cash at the end of three years. The value of the performance units is determined by using a shadow income statement, which compares Hartford Investment Management's operating income against plan for the current calendar year. The value of the stock options is dependent of the appreciation of The Hartford's common stock from the date of the grant. Options generally vest in thirds over a three-year period.

      All portfolio managers are eligible to participate in The Hartford's standard employee health and welfare programs, including retirement.

      The benchmark by which Floating Rate Fund's performance is measured for compensation purposes is as follows:

FUND                           BENCHMARK

Floating Rate Fund             Loan Pricing Corporation Index (or equivalent)

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF HARTFORD INVESTMENT MANAGEMENT

      No Hartford Investment Management portfolio manager owned any shares of the Floating Rate Fund for the fiscal year ended October 31, 2004.

OTHER ACCOUNTS SUB-ADVISED BY WELLINGTON MANAGEMENT

      The following table lists the number and types of other accounts sub-advised by Wellington Management managers and assets under management in those accounts as of October 31, 2004:

                             REGISTERED
                             INVESTMENT
    PORTFOLIO                 COMPANY         ASSETS          POOLED       ASSETS         OTHER          ASSETS        TOTAL ASSETS
     MANAGER                  ACCOUNTS        MANAGED        ACCOUNTS      MANAGED       ACCOUNTS        MANAGED          MANAGED
     -------                  --------        -------        --------      -------       --------        -------          -------
James H. Averill                --              --              --           --             --              --               --

Michael T. Carmen               --              --              --           --             --              --               --

Frank D. Catrickes              --              --              --           --             --              --               --

Nicolas M.                      --              --              --           --             --              --               --
Choumenkovitch

David R. Fassnacht              --              --              --           --             --              --               --

James N. Mordy                  --              --              --           --             --              --               --

David W. Palmer                 --              --              --           --             --              --               --

Saul J. Pannell                 --              --              --           --             --              --               --

CONFLICTS OF INTEREST BETWEEN THE CAPITAL APPRECIATION II FUND AND OTHER ACCOUNTS SUB-ADVISED BY WELLINGTON MANAGEMENT

      Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The investment professionals listed in the prospectuses who are primarily responsible for the day-to-day management of the Capital Appreciation II Fund ("Investment Professionals") generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies and risk profiles that differ from those of the Capital Appreciation II Fund. The Investment Professionals make investment decisions for the Capital Appreciation II Fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Capital Appreciation II Fund, or make investment decisions that are similar to those made for the Capital Appreciation II Fund, both of which have the potential to adversely impact the Capital Appreciation II Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by HIFSCO to Wellington Management with respect to the Capital Appreciation II Fund. Because incentive payments are tied to revenues earned by Wellington Management, the incentives associated with the Capital Appreciation II Fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.

      Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly while at the same time providing high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's overall book of business.

COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS

      HIFSCO pays Wellington Management a fee based on the assets under management of the Capital Appreciation II Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and HIFSCO with respect to the Capital Appreciation II Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Capital Appreciation II Fund. The following information relates to the period ended October 31, 2004.

      Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of its Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all other Investment Professionals are determined by the Investment Professional's experience and performance in their respective roles. Base salaries are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's Business Manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries. Each Investment Professional who manages the Capital Appreciation II Fund is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Capital Appreciation II Fund and generally each other portfolio managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to the Capital Appreciation II Fund is linked to the gross pre-tax performance of the portion of the Capital Appreciation II Fund managed by that Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks may differ) to other portfolios managed by these Investment Professionals, including portfolios with performance fees. The performance-based incentive compensation component across all portfolios managed by an Investment Professional can, and typically does, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than performance. Each partner of Wellington Management is also eligible to participate in a supplemental retirement plan as a partner of the firm. Of the portfolio managers of the Capital Appreciation II Fund, James H. Averill, Michael T. Carmen, David R. Fassnacht, James N. Mordy and Saul J. Pannell are partners of the firm.

Wellington Management's incentive payments to its Investment Professionals are based on comparisons of each Investment Professional's performance relative to the following benchmark and/or relevant peer group:

            FUND                                BENCHMARK(s) / PEER GROUPS
            ----                                --------------------------
Capital Appreciation II Fund                      [____________________]

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF WELLINGTON MANAGEMENT

      No Wellington Management portfolio manager owned any shares of the Capital Appreciation II Fund for the fiscal year ended October 31, 2004.

OTHER ACCOUNTS SUB-ADVISED BY CHARTWELL INVESTMENT PARTNERS, L.P.

      The following table lists the number and types of other accounts sub-advised by Chartwell Investment Partners managers and assets under management in those accounts as of October 31, 2004:

                       REGISTERED
                       INVESTMENT
 PORTFOLIO              COMPANY          ASSETS          POOLED         ASSETS           OTHER        ASSETS        TOTAL ASSETS
  MANAGER               ACCOUNTS         MANAGED        ACCOUNTS        MANAGED         ACCOUNTS      MANAGED          MANAGED
  -------               --------         -------        --------        -------         --------      -------          -------
Ed Antoian                --               --              --             --               --            --               --

Mark Cunneen              --               --              --             --               --            --               --

* The number of accounts and assets listed above represent the aggregate of portfolios managed by Chartwell's Growth team of which Ed Antoian and Mark Cunneen are members.

CONFLICTS OF INTEREST BETWEEN THE SELECT MIDCAP GROWTH FUND AND OTHER ACCOUNTS SUB-ADVISED BY CHARTWELL INVESTMENT PARTNERS

      At Chartwell Investment Partners, multiple portfolios for multiple clients are managed by their respective portfolio management teams. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), commingled trust accounts, high net worth individuals and wrap programs. The portfolios managed by portfolio managers may have investment objectives, strategies and risk profiles that differ from those of the Select MidCap Growth Fund. Portfolio managers make investment decisions for each portfolio, including the Select MidCap Growth Fund, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. In the course of providing advisory services, portfolio managers may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client's investment objectives and guidelines.

      Chartwell's goal is to provide high quality investment services to all of its clients, including the Select MidCap Growth Fund, while meeting its fiduciary obligation to treat all clients fairly. Material conflicts of interest may arise when allocating and/or aggregating trades. When consistent with the best interests of our clients, orders being placed at the same time for the accounts of two or more clients may be "batched" or placed as an aggregated order for execution. This practice may enable Chartwell to seek more favorable executions and net prices for the combined order. Any orders placed for execution on an aggregated basis are subject to our order aggregation and allocation policy and procedures designed to meet the legal standards applicable to Chartwell under federal and state securities laws and the Employee Retirement Income Security Act of 1974 and its obligations as a fiduciary to each client. Pursuant to this policy, orders to purchase or sell securities for all accounts managed by Chartwell, including accounts of Chartwell or its affiliates, may be aggregated or "batched" for execution.

      Chartwell's trade allocation procedures also address the factors that should be considered in managing two general Deal (Limited Investment Opportunity) allocation matters: (1) how Deal securities will be allocated among the portfolio manager teams seeking to have their clients invest in Deal securities; and (2) how the portfolio manager teams will allocate Deal securities among their client accounts. These procedures reflect Chartwell's overriding policy that Deal securities must be allocated among participating client accounts in a fair and equitable manner, and Deal opportunities not be allocated in a manner that unfairly discriminates in favor of certain clients or types of clients. Under no circumstances may Chartwell receive, directly or indirectly, additional compensation or remuneration because of the way an allocation is made. In addition, Chartwell monitors a variety of areas, including compliance with the Select MidCap Growth Fund's guidelines, the allocation of securities to our other investment portfolios, and compliance with Chartwell's Code of Ethics. The brokerage and trade allocation policies are described in Chartwell's Form ADV.

      Chartwell portfolio managers may recommend to clients the purchase or sale of securities in which it, or its officers, employees, or related persons have a financial interest. Moreover, Chartwell permits its employees to engage in personal securities transactions. It is possible that officers or employees of Chartwell may buy or sell securities or other instruments that our portfolio managers have recommended to clients and may engage in transactions for their own accounts in a manner that is inconsistent with such recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. Chartwell has adopted a code of ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, which governs personal trading by relevant investment personnel, designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. Persons associated with Chartwell who wish to purchase or sell securities of the types purchased for clients may do so only in a manner consistent with Chartwell's fiduciary obligations.

COMPENSATION OF CHARTWELL INVESTMENT PARTNERS PORTFOLIO MANAGERS

      The compensation paid to a Chartwell portfolio manager consists of base salary, annual bonus, ownership distributions, and an annual profit-sharing contribution to the firm's retirement plan.

      A portfolio manager's base salary is determined by Chartwell's Compensation Committee and is reviewed at least annually. A portfolio manager's experience, historical performance, and role in firm or product team management are the primary considerations in determining the base salary. Industry benchmarking is utilized by the Compensation Committee on an annual basis.

      Annual bonuses are determined by the Compensation Committee based on a number of factors. The primary factor is a performance-based compensation schedule that is applied to all accounts managed by a portfolio manager within a particular investment product, and is not specific to any one account. The bonus is calibrated based on the gross composite performance of such accounts versus the appropriate benchmark. Additional factors include the portfolio manager's contribution as an analyst, product team management, and contribution to the strategic planning and development of the investment group.

      Ownership distributions are paid to a portfolio manager based on the portfolio manager's ownership interest, or percentage limited partnership interest, in Chartwell multiplied by total net cash distributions paid during the year.

      A profit-sharing contribution is paid to the retirement plan account of all eligible Chartwell employees based solely on annual profitability of the firm.

      The benchmark by which the Select MidCap Growth Fund's performance is measured for the purposes of compensation is the Russell MidCap Growth Index.

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF CHARTWELL INVESTMENT PARTNERS

      No Chartwell Investment Partner portfolio manager owned any shares of the Select MidCap Growth Fund for the fiscal year ended October 31, 2004.

OTHER ACCOUNTS SUB-ADVISED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

      The following table lists the number and types of other accounts advised by Goldman Sachs Asset Management managers and assets under management in those accounts as of October 31, 2004:

                      REGISTERED
                      INVESTMENT
   PORTFOLIO            COMPANY           ASSETS       POOLED        ASSETS      OTHER       ASSETS      TOTAL ASSETS
    MANAGER             ACCOUNTS          MANAGED     ACCOUNTS       MANAGED    ACCOUNTS     MANAGED        MANAGED
    -------             --------          -------     --------       -------    --------     -------        -------
Herbert E. Ehlers          --                --          --            --          --          --              --

David G. Shell             --                --          --            --          --          --              --

Steven M. Barry            --                --          --            --          --          --              --

Greg H. Ekizian            --                --          --            --          --          --              --

CONFLICTS OF INTEREST BETWEEN THE SELECT MIDCAP GROWTH FUND AND OTHER ACCOUNTS SUB-ADVISED BY GOLDMAN SACHS ASSET MANAGEMENT


      GSAM's portfolio managers are often responsible for managing the Select MidCapGrowth Fund in addition to other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Select MidCapGrowth Fund and may also have a performance-based fee. The side-by-side management of these different types of investment portfolios may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.



      GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM and the Select MidCap Growth Fund have adopted policies limiting the circumstances under which cross-trades may be effected between Select MidCapGrowth Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.


COMPENSATION OF GOLDMAN SACHS ASSET MANAGEMENT PORTFOLIO MANAGERS

[   ].

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF GOLDMAN SACHS ASSET MANAGEMENT

      No GSAM portfolio manager owned any shares of the Select MidCap Growth Fund for the fiscal year ended October 31, 2004.

OTHER ACCOUNTS ADVISED BY NORTHERN CAPITAL MANAGEMENT, LLC

      The following table lists the number and types of other accounts advised by Northern Capital Management, LLC managers and assets under management in those accounts as of October 31, 2004:

                      REGISTERED
                      INVESTMENT
   PORTFOLIO            COMPANY        ASSETS      POOLED     ASSETS       OTHER       ASSETS         TOTAL ASSETS
    MANAGER             ACCOUNTS       MANAGED    ACCOUNTS    MANAGED     ACCOUNTS     MANAGED           MANAGED
    -------             --------       -------    --------    -------     --------     -------           -------
Daniel T. Murphy           --             --         --          --          --          --                 --

Brian A. Hellmer           --             --         --          --          --          --                 --

CONFLICTS OF INTEREST BETWEEN THE SELECT MIDCAP GROWTH FUND AND OTHER ACCOUNTS MANAGED BY NORTHERN CAPITAL MANAGEMENT

      Portfolio managers at Northern Capital manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, and foundations), and other types of funds. Such portfolios may have investment objectives, strategies and risk profiles that differ from those of Select MidCap Growth Fund. Portfolio managers make investment decisions for each portfolio, including Select MidCap Growth Fund, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the portfolio managers may purchase securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio, and visa versa. A portfolio manager or other investment professional at Northern Capital may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of Select MidCap Growth Fund, or make investment decisions that are similar to those made for Select MidCap Growth Fund, both of which have the potential to adversely impact MidCap Stock HLS Fund depending on market conditions. In addition, some of these portfolios have fee structures that are or have the potential to be higher, in some cases significantly higher, than the fees paid by Select MidCap Growth Fund to Northern Capital.

      Northern Capital's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Northern Capital has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Northern Capital monitors a variety of areas, including compliance with primary Select MidCap Growth Fund guidelines, the allocation of securities, and compliance with Northern Capital's Code of Ethics. Furthermore, senior investment and business personnel at Northern Capital periodically review the performance of Northern Capital's portfolio managers. Although Northern Capital does not track the time a portfolio manager spends on a single portfolio, Northern Capital does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager's overall book of business.

      Material conflicts of interest may arise when allocating and/or aggregating trades. Northern Capital may aggregate into a single trade order several individual contemporaneous client trade orders for a single security, absent specific client directions to the contrary. It is the policy of Northern Capital that when a decision is made to aggregate transactions on behalf of more than one account (which may include Select MidCap Growth Fund or other accounts over which it has discretionary authority), such transactions will be allocated to all participating client accounts in a fair and equitable manner in accordance with Northern Capital's trade allocation policy. This trade allocation policy is described in Northern Capital's Form ADV.

COMPENSATION OF NORTHERN CAPITAL MANAGEMENT PORTFOLIO MANAGERS

      Northern Capital's portfolio managers are generally responsible for multiple accounts with similar investment strategies. Portfolio managers are compensated on the year to year performance of the aggregate group of similar accounts rather than for a specific account.

      The compensation package for portfolio managers consists of three components, which are base pay, an annual incentive and equity ownership revenue shares. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager's contribution to Northern Capital's success.

      The annual incentive plan provides cash bonuses dependent on both Northern Capital's overall performance and individual contributions. Target bonuses for portfolio managers vary depending on the scope of accountability and experience level of the individual portfolio manager. Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

      Equity ownership revenue provides compensation to portfolio managers with equity interests in two entities: Norcap Associates, LLC and MDF Partners, LLC. These entities are allocated a share of Northern Capital's revenue. The value of the equity ownership revenue share is determined by the portfolio manager's respective equity interest in each entity, the Northern Capital revenue allocable to each entity, and the revenue of Northern Capital.

      All portfolio managers are eligible to participate in Northern Capital's standard employee health and welfare programs, including retirement.

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF NORTHERN CAPITAL MANAGEMENT

      No Northern Capital portfolio manager owned any shares of the Select MidCap Growth Fund for the fiscal year ended October 31, 2004.

OTHER ACCOUNTS SUB-ADVISED BY ARTISAN PARTNERS LIMITED PARTNERSHIP

      The following table lists the number and types of other accounts sub-advised by Artisan managers and assets under management in those accounts as of October 31, 2004:

                        REGISTERED
                        INVESTMENT
  PORTFOLIO              COMPANY       ASSETS       POOLED       ASSETS      OTHER       ASSETS        TOTAL ASSETS
   MANAGER               ACCOUNTS      MANAGED     ACCOUNTS      MANAGED    ACCOUNTS     MANAGED          MANAGED
   -------               --------      -------     --------      -------    --------     -------          -------
James Kieffer               --           --            --           --         --           --               --

Scott Satterwhite           --           --            --           --         --           --               --

CONFLICTS OF INTEREST BETWEEN THE SELECT MIDCAP VALUE FUND AND OTHER ACCOUNTS SUB-ADVISED BY ARTISAN PARTNERS

      Artisan Partners' mid-cap value investment team, led by James Kieffer and Scott Satterwhite as co-managers, manages portfolios for various clients within two investment strategies (U.S. mid-cap value and U.S. small-cap value). All investment accounts managed by Artisan within a single investment strategy are managed to a single model, such that all client portfolios within a particular investment strategy (including the mid-cap value investment strategy in which Artisan manages funds for the Select MidCap Value Fund) are essentially the same (with certain exceptions resulting primarily from: (i) client-directed restrictions and limitations; and (ii) cash flows into and out of such accounts). Artisan manages portfolios for many clients, including some that are issuers of publicly-traded common stocks. Unless specifically prohibited by a client, Artisan permits its investment teams to invest assets of client portfolios in the securities of companies that are themselves Artisan clients. Because of these considerations, and because of differences between Artisan's U.S. mid-cap value and U.S. small-cap value strategies, Artisan's mid-cap value investment team may from time to time purchase or sell securities for one client account, but not for another client account for which that team is responsible. Artisan employees may also purchase and sell for themselves securities that may or may not be purchased, sold or held in the accounts of Artisan clients. As a result, the holdings of a mid-cap value account may differ from the holdings of other mid-cap value clients and from the personal holdings of Artisan employees, including members of the mid-cap value investment team. In addition, Artisan may have an incentive to vote proxies for securities the issuer of which is an Artisan client in the interests of the client that is the issuer of the securities, which in some circumstances might be different from the interests of those clients that hold the security. Further, some of the portfolios Artisan manages in its mid-cap value strategy may have fee arrangements, such as performance-based fees, that are different from the asset-based fee arrangement agreed upon by the Fund and Artisan. The fees charged by Artisan under these different fee arrangements may result in, or have the potential to result in, fees that are higher or lower than the fees paid by the Fund to Artisan. Artisan has adopted and implemented policies and procedures, including, but not limited to, proxy voting, brokerage and trade allocation policies and procedures, and a code of ethics governing (among other things) employees' personal securities transactions, that it reasonably believes are designed to address conflicts of interest that may arise in connection with the management of investment accounts for various clients within different investment strategies.

COMPENSATION OF ARTISAN PARTNERS PORTFOLIO MANAGERS

      Artisan's portfolio managers are compensated through an industry competitive fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool the aggregate of which is tied to Artisan's fee revenues generated by all accounts included within the manager's investment strategy, including the Fund. Portfolio managers are not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan based on assets under management. Artisan bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because Artisan believes this method aligns portfolio managers' interests more closely with the long-term interests of clients.

      Artisan portfolio managers participate in group life, health, medical reimbursement, and retirement plans that are generally available to all salaried employees of the firm.

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF ARTISAN PARTNERS

      No Artisan portfolio manager owned any shares of the Select MidCap Value Fund as of October 31, 2004, the Fund's fiscal year end.

OTHER ACCOUNTS SUB-ADVISED BY CRAMER ROSENTHAL MCGLYNN, LLC

      The following table lists the number and types of other accounts sub-advised by CRM managers and assets under management in those accounts as of October 31, 2004:

                        REGISTERED
                        INVESTMENT                                                                       TOTAL
  PORTFOLIO              COMPANY        ASSETS      POOLED      ASSETS       OTHER       ASSETS          ASSETS
   MANAGER               ACCOUNTS       MANAGED    ACCOUNTS     MANAGED     ACCOUNTS     MANAGED         MANAGED
   -------               --------       -------    --------     -------     --------     -------         -------
Jay B. Abramson             --             --         --           --          --          --               --

Robert L. Rewey III         --             --         --           --          --          --               --

CONFLICTS OF INTEREST BETWEEN THE SELECT MIDCAP VALUE FUND AND OTHER ACCOUNTS SUB-ADVISED BY CRAMER ROSENTHAL MCGLYNN

      As an investment management firm with a diverse group of clients and various types of investment products, CRM sometimes has conflicts of interest. For instance, a CRM portfolio manager may have personal interests that may at times conflict with CRM client interests. In addition, CRM investment professionals manage various portfolios for multiple clients, including, such clients as mutual funds, hedge funds, private equity funds, separately managed institutional (pension plans, endowments, insurance companies) and individual clients. These portfolios may have investment objectives and policies similar to those of the Fund and CRM may make recommendations that result in the purchase or sale of a particular security by its other clients and the Fund during the same period of time. Alternatively, CRM may provide investment advisory services to other clients that have different investment objectives, policies and/or risk profiles than the Fund, and as such, CRM may make investment decisions for those portfolios that differ from decisions made for the Fund. In addition, CRM's fees from other clients may differ from the fees payable by the Fund, in particular, some other clients may pay CRM fees linked to the performance of their CRM accounts which may give CRM additional incentives to maximize the performance of those accounts.

      While CRM cannot completely eliminate conflicts of interest, the firm has in place procedures carefully designed to handle them properly. Following are the fundamental principles that CRM expects its employees to follow when facing a conflict of interest:

      CRM's conflicts policy provides that CRM will resolve any conflicts between its interests and those of its clients in favor of its clients unless such clients have clearly agreed to a different approach. This principle is based on CRM's fiduciary duty to its clients, which requires CRM to consider the best interests of its clients in everything we do.

      CRM provides each client with the investment products or services to which the client is entitled and does not improperly favor one client over another. This does not mean CRM makes the same investments for all its clients or offers the same products or terms to all clients.

      Specifically, CRM has adopted the following specific policies to assist its employees in addressing some conflicts of interest.

      Code of Ethics. CRM's Code governs employees' personal investing activity and is designed to help employees comply with legal restrictions on personal investments so that CRM's duties and obligations to its CRM clients are put first.

      Trade Allocation Policy. CRM's trade allocation policy governs how securities trades and investment opportunities are allocated among different client accounts. It is designed to assure that all clients are treated fairly.

      Policy Statement on Insider Trading. CRM's policy is intended to aid employees in the handling of any material, non-public information of which such employee may become aware.

      Soft Dollar Policy. This policy addresses CRM's policies in this area and is intended so that CRM's use of soft dollars is done in compliance with applicable law and in the best interests of our clients and for the benefit of our clients.

COMPENSATION OF CRAMER ROSENTHAL MCGLYNN PORTFOLIO MANAGERS

      CRM compensates its investment professionals with competitive salaries and bonuses based on personal and firm performance. CRM's investment professionals are generally responsible for investment decisions for various accounts having similar investment strategies. In general, investments are purchased universally for accounts having similar investment objectives, subject to specific client limitations or restrictions. For example, the managers of the firm's mid cap value investment strategy are responsible for investment decisions for registered investment companies and separately-managed institutional accounts that pursue a mid cap value investment strategy. Portions of the compensation of investment professionals is based upon management of the aggregate group of similar accounts rather than for a specific account.

      Compensation for investment professionals is comprised of: salary, bonus and a long-term incentive for experienced portfolio managers and other key contributors to CRM. The salary portion of compensation is intended to be competitive with the marketplace.

      The bonus portion of compensation is based upon an internal scorecard. This scorecard evaluates the individuals' investment performance versus their industry peers: a combination of specific stock selection, portfolio performance and firm performance. Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered. Scorecards are calculated on a yearly basis.

      The long-term incentive plan provides an opportunity for experienced portfolio managers and other key contributors to CRM to be rewarded in the future depending on the achievement of financial goals and value creation. The plan, which has a profit-sharing component and option program, was created as a means of more closely aligning the interests of CRM professionals with that of the firm. The profit-sharing plan is based on the income of the firm. The value of the stock options is dependent upon CRM's underlying valuation, as compared to the strike price. Options generally vest over a three-year period and expire after 25 years.

      An individual's bonus is based upon relative performance of his or her assigned portfolios compared to a peer group and benchmark ( Russell Midcap Value Index ), and is generally geared to rewarding top quartile performance on a trailing three-year basis.

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF CRAMER ROSENTHAL MCGLYNN

      No CRM portfolio manager owned any shares of the Select MidCap Value Fund for the fiscal year ended October 31, 2004.

OTHER ACCOUNTS SUB-ADVISED BY STERLING CAPITAL MANAGEMENT LLC

      The following table lists the number and types of other accounts sub-advised by Sterling managers and assets under management in those accounts as of October 31, 2004:

                            REGISTERED
                            INVESTMENT
  PORTFOLIO                   COMPANY       ASSETS          POOLED      ASSETS        OTHER          ASSETS        TOTAL ASSETS
   MANAGER                   ACCOUNTS       MANAGED        ACCOUNTS     MANAGED      ACCOUNTS        MANAGED          MANAGED
   -------                   --------       -------        --------     -------      --------        -------          -------
Eduardo Brea                    --             --             --           --            --             --               --

Brian Walton                    --             --             --           --            --             --               --

                            REGISTERED
                            INVESTMENT
  PORTFOLIO                   COMPANY       ASSETS          POOLED      ASSETS        OTHER          ASSETS        TOTAL ASSETS
   MANAGER                   ACCOUNTS       MANAGED        ACCOUNTS     MANAGED      ACCOUNTS        MANAGED          MANAGED
   -------                   --------       -------        --------     -------      --------        -------          -------
Patrick Rau                     --             --             --           --            --             --               --

Timothy Beyer                   --             --             --           --            --             --               --

CONFLICTS OF INTEREST BETWEEN THE SELECT MIDCAP VALUE FUND AND OTHER ACCOUNTS SUB-ADVISED BY STERLING CAPITAL MANAGEMENT

      Sterling manages portfolios for multiple institutional and individual clients. All portfolios are managed as separate accounts, including mutual fund portfolios. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, an individual portfolio may contain different securities than other portfolios, and investment decisions may be made in other accounts that are different than the decisions made for the Select MidCap Value Fund. As an example, portfolio managers may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher than the fees paid by the Fund to Sterling. Because performance fees are tied to performance, the incentives associated with any given portfolio may be higher or lower than those associated with other accounts managed by the firm.

      Sterling's objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address the potential conflicts discussed above, Sterling has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures. Sterling's compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, Sterling's senior management team reviews the performance of portfolio managers and analysts.

COMPENSATION OF STERLING CAPITAL MANAGEMENT PORTFOLIO MANAGERS

      Sterling Capital Management has an incentive compensation plan linking all employees to performance standards for portfolio management, marketing, and client service. The plan is based on the individual meeting or exceeding their individual performance goals. Performance goals for investment professionals are based on market indices and manager universes. Each member of the investment team receives a base salary plus bonus compensation. The bonus is based on the individual's performance contribution to the portfolio and on the group's overall performance versus a universe of managers.

      The benchmark by which the Select MidCap Value Fund's performance is measured for the purposes of compensation is the Russell Midcap Value Index.

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF STERLING CAPITAL MANAGEMENT

      No Sterling portfolio manager owned any shares of the Select MidCap Value Fund for the fiscal year ended October 31, 2004.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities or loans.

      Subject to any policy established by the Company's board of directors and HIFSCO, the sub-advisers to the Funds are primarily responsible for the investment decisions of the Funds and the placing of their portfolio transactions. In placing orders, it is the policy of the Funds to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the sub-advisers to the Funds generally seek reasonably competitive spreads or commissions, the Funds do not necessarily pay the lowest possible spread or commission. Upon instructions from HIFSCO, the sub-advisers to the Funds may also direct certain brokerage transactions to brokers/dealers that pay for certain services used by the Funds.

      The sub-advisers to the Funds generally deal directly with the dealers who make a market in the securities or loans involved (unless better prices and execution are available elsewhere) if the securities or loans are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the sub-advisers to the Funds may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

      While the sub-advisers to the Funds seek to obtain the most favorable net results in effecting transactions in the Funds' portfolio securities, broker-dealers who provide investment research to the sub-advisers may receive orders for transactions from the sub-advisers. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of the sub-advisers to a Fund, the Fund will be benefited by such research services, the sub-advisers are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received is in addition to and not in lieu of the services required that the sub-advisers to the Funds must perform under their respective investment subadvisory agreements. The expenses of the sub-advisers to the Funds are not necessarily reduced as a result of the receipt of such information. The sub-advisers to the Funds may use such research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Funds may benefit from such research obtained by the sub-advisers to the Funds for portfolio transactions for other clients.

      Investment decisions for the Funds are made independently from those of any other clients that are managed by the sub-advisers to the Funds or their affiliates. If, however, accounts managed by the sub-advisers to the Funds are simultaneously engaged in the purchase of the same security or loan, then, as authorized by the Funds' board of directors, available securities or loans may be allocated to the Funds or other client account and may be averaged as to price in a manner determined by the sub-advisers to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Funds. In some cases, this system might adversely affect the price paid by the Funds (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Funds (for example, in the case of a small issue). Likewise, if accounts managed by the sub-advisers to the Funds are simultaneously engaged in the sale of the same security or loan, the same process may be followed with similar consequences.

      Accounts managed by the sub-advisers to the Funds (or their affiliates) may hold securities and loans held by the Funds. Because of different investment objectives or other factors, a particular security or loan may be purchased by the sub-advisers to the Funds for one client when one or more other clients are selling the same security or loan.

      Because the Funds did not commence operations until April 29, 2005 (except for the Select MidCap Growth Fund, which commenced operations on January 1,
2005), there is no brokerage commission information available for the Funds.

                                  FUND EXPENSES

      EXPENSES OF THE FUNDS Each Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence,
(2) registration of the Fund under the 1940 Act, (3) auditing, accounting and legal expenses, (4) taxes and interest, (5) governmental fees, (6) expenses of issue, sale, repurchase and redemption of Fund shares, (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (9) expenses of reports to governmental officers and commissions, (10) insurance expenses, (11) association membership dues, (12) fees, expenses and disbursements of custodians for all services to the Fund, (13) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (14) expenses for servicing shareholder accounts, (15) any direct charges to shareholders approved by the directors of the Fund, (16) compensation and expenses of directors of the Fund who are not "interested persons" of the Fund, and (17) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto. In addition, the Floating Rate Fund may incur unique expenses due to the nature of its investment strategy which are paid by the Floating Rate Fund, including: consultants' and attorneys' fees and expenses in connection with problem loans and troubled issuers and/or borrowers and transfer and assignment fees in conjunction with the buying and selling of loans.

                            DISTRIBUTION ARRANGEMENTS

GENERAL

      Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement initially approved by the board of directors of the Company. HIFSCO is a registered broker-dealer and member of the NASD. Shares of each Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of the Fund. HIFSCO is not obligated to sell any specific amount of shares of the Funds.

      HIFSCO is authorized by the Company to receive purchase and redemption orders on behalf of each Fund. HIFSCO is authorized to designate other intermediaries to receive purchase or redemption orders on the Funds' behalf. In these circumstances a Fund is deemed to have received a redemption or purchase order when an authorized broker or, if applicable, a broker's authorized designee receives the order. Such orders are priced at the Fund's net asset value next computed, including any applicable sales charges, after they are received by the authorized brokers or the broker's authorized designee and accepted by the Company.

      In addition to the commissions (reallowed and/or advanced) and Rule 12b-1 fees described in this SAI and in the Funds' prospectuses, HIFSCO and its affiliates pay, out of their own assets, significant additional compensation to broker-dealers, financial institutions and other persons ("Financial Intermediaries") in connection with the sale and distribution of a Fund's shares ("Additional Payments"). Certain Additional Payments are generally based on average net assets (or on aged assets, i.e. assets held over one year) of the Fund attributable to a particular Financial Intermediary, on sales of the Fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges. Such Additional Payments are generally made for the placement of the Fund on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the Fund within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the

Fund and payments for providing extra employee training and information relating to the Fund and (2) "marketing support" fees for providing assistance in promoting the sale of the Fund's shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a Fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Fund over another Fund. Please consult your Financial Intermediary for more information.

      As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of each Fund attributable to a particular Financial Intermediary, on sales of the Fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Bank One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Advisors Network, Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Mutual Service Corporation, National Planning Corporation, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

      The Additional Payments to Financial Intermediaries in connection with the sale and distribution of each Fund's shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the Fund's shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO may provide additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of a Fund attributable to Edward Jones, on assets invested in the Fund attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO may pay Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. Because the Funds did not commence operations until April 29, 2005 (except for the Select MidCap Growth Fund, which commenced operations on January 1, 2005), there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by HIFSCO or its affiliates to Edward Jones.

      Because the Funds did not commence operations until April 29, 2005 (except for the Select MidCap Growth Fund, which commenced operations on January 1,
2005), there is no information regarding total Additional Payments, including Negotiated Additional Amounts, paid by HIFSCO or its affiliates to Financial Intermediaries.

         Aside from Additional Payments made in connection with the sale and distribution of a Fund's shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

COMMISSIONS TO DEALERS

         Because the Funds did not commence operations until April 29, 2005 (except for the Select MidCap Growth Fund, which commenced operations on January 1, 2005), there is no information regarding the aggregate dollar amount of commissions received by HIFSCO for the sale of Fund shares.

         Generally, commissions on sales of Class A shares are reallowed to broker-dealers as follows:


                                           FRONT-END SALES     FRONT-END SALES
                                             CHARGE AS A         CHARGE AS A        COMMISSION AS
                                            PERCENTAGE OF       PERCENTAGE OF        PERCENTAGE OF
AMOUNT OF PURCHASE                         OFFERING PRICE      AMOUNT INVESTED      OFFERING PRICE
Less than $50,000                               5.50%               5.82%              4.75%

$50,000 or more but less than $100,000          4.50%               4.71%              4.00%

$100,000 or more but less than $250,000         3.50%               3.63%              3.00%

$250,000 or more but less than $500,000         2.50%               2.56%              2.00%

$500,000 or more but less than $1 million       2.00%               2.04%              1.75%

$1 million or more(1)                              0%                  0%                 0%

      (1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

      HIFSCO may pay up to the entire amount of the sales commission to particular broker-dealers. HIFSCO also may pay dealers of record commissions on purchases over $1 million in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. In addition, HIFSCO may provide compensation to dealers of record for certain shares purchased without a sales charge.

      HIFSCO pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 1% of the purchase price of Class C shares purchased through dealers.

      HIFSCO's principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089. HIFSCO was organized as a Delaware corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.

DISTRIBUTION PLANS

      The Company, on behalf of each Fund, has adopted separate distribution plans (the "Plans") for Class A, Class B and Class C shares of the Fund pursuant to appropriate resolutions of the Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

      CLASS A PLAN Pursuant to the Class A Plan, each Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25% of the Fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses.

      CLASS B PLAN Pursuant to the Class B Plan, each Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

      CLASS C PLAN Pursuant to the Class C Plan, each Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

      GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell a Fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These plans are considered compensation type plans which means that the Fund pays HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the Fund will not be obligated to pay more than that fee.

      In accordance with the terms of the Plans, HIFSCO provides to each Fund, for review by the Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

      The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors of the Company believes that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the board of directors of the Company in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the applicable Fund, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the board of directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the Fund. A Plan will automatically terminate in the event of its assignment.

      Because the Funds did not commence operations until April 29, 2005 (except for the Select MidCap Growth Fund, which commenced operations on January 1,
2005), there is no information regarding 12b-1 fees paid by the Funds.

                       PURCHASE AND REDEMPTION OF SHARES

      For information regarding the purchase of Fund shares, see "About Your Account -- Buying Shares" in the Fund's prospectuses.

      For a description of how a shareholder may have the Funds redeem his/her shares, or how he/she may sell shares, see "About Your Account -- Selling Shares" in the Funds' prospectuses.

      RIGHTS OF ACCUMULATION The Funds offer to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares, and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. Hartford Administrative Services Company ("HASCO"), The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.'s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

      LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of any fund of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Rights of Accumulation." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI.

The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Rights of Accumulation." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824. HASCO, The Hartford Mutual Funds, Inc. and The Hartford Mutual II, Inc.'s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

      SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares not subject to a CDSC (except as noted below) of a Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

      Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

      SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

      The SWP may be terminated at any time (1) by written notice to a Fund or from the Fund to the shareholder, (2) upon receipt by the Fund of appropriate evidence of the shareholder's death, or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

      SPECIAL REDEMPTIONS Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Company's directors. When the shareholder sells portfolio securities received in this fashion, he/she would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one account.

      Floating Rate Fund redemption proceeds may be paid in securities or other property rather than in cash if it is in the best interests of the Floating Rate Fund. If a Floating Rate Fund shareholder receives a distribution in kind, brokerage or other charges may be incurred in converting securities or other property to cash.

      DEFERRED SALES CHARGE ON CLASS A, CLASS B AND CLASS C SHARES Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

      Class A shares which were purchased without a front-end sales charge and which are redeemed within eighteen months of purchase, Class B shares which are redeemed within six years of purchase, and Class C shares which are redeemed within one year of purchase, are subject to a CDSC at the rates set forth in the prospectus as a percentage of the dollar amount subject to the CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A, Class B or Class C shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

      The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchases of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC applies to a redemption, the calculation is determined in a manner that results in the lowest possible rate being charged. To determine whether a CDSC applies, each Fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

      When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

      Proceeds from the CDSC are paid to the distributor and are used in whole or in part by each Fund to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the applicable Fund to sell the Class B shares without a sales charge being deducted, and to sell Class A shares with a 4.50% or 5.50% maximum sales charge, as applicable, at the time of purchase.

      The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to the CDSC in the following cases:

      - to make SWP payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

      -     because of shareholder death or disability,

      -     because of the death or disability of the grantor of a living trust,

      - under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

      -     for retirement plans under the following circumstances:

            (1)   to return excess contributions,

            (2)   hardship withdrawals as defined in the plan,

            (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

            (4) to meet minimum distribution requirements under the Internal Revenue Code,

            (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

            (6)   after separation from service.

SUSPENSION OF  REDEMPTIONS

      The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities or loans owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value of the shares of all classes of each Fund is determined by Hartford Life in the manner described in the Fund's prospectuses. The Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by the Funds will be valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the Funds' board of directors. Debt investments held by the Fund with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

      Equity securities are valued at the official closing price or at the last sales price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ national market system, the Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid-ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds' boards of directors.

      Foreign securities markets may trade on days when the Funds do not compute their net asset value or may close at times that differ from the close of the NYSE. With respect to the valuation of securities principally traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE.

      Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

      Each Fund's maximum offering price per Class A shares is determined by adding the maximum sales charge to the net asset value per share. Class B, Class C and Class Y shares are offered at net asset value without the imposition of an initial sales charge.

                        CAPITALIZATION AND VOTING RIGHTS

      The Company was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 19.2 billion shares of common stock, par value $0.001 per share ("Common Stock"). The shares of Common Stock are divided into thirty-nine series: Advisers Fund (760,000,000 shares); Capital Appreciation Fund (620,000,000 shares); Capital Appreciation II Fund (800,000,000 shares); Capital Preservation Fund (660,000,000 shares); Disciplined Equity Fund (300,000,000 shares); Dividend and Growth Fund (500,000,000 shares); Equity Income Fund (300,000,000 shares); Floating Rate Fund (800,000,000 shares); Focus Fund (300,000,000 shares); Focus Growth Fund (300,000,000 shares); Global Communications Fund (300,000,000 shares); Global Financial Services Fund (300,000,000 shares); Global Health Fund (300,000,000 shares); Global Leaders Fund (300,000,000 shares); Global Technology Fund (300,000,000 shares); High Yield Fund (300,000,000 shares); Income Fund (300,000,000 shares); Inflation Plus Fund (400,000,000 shares); International Capital

Appreciation Fund (300,000,000 shares); International Opportunities Fund (300,000,000 shares); International Small Company Fund (300,000,000 shares); MidCap Fund (460,000,000 shares); MidCap Value Fund (300,000,000 shares); Money Market Fund (2,700,000,000 shares); Principal Protection Fund (300,000,000 shares); Select MidCap Growth Fund (300,000,000 shares); Select MidCap Value Fund (800,000,000 shares); Short Duration Fund (300,000,000 shares); Small Company Fund (300,000,000 shares); Stock Fund (300,000,000 shares); Tax-Free California Fund (300,000,000 shares); Tax-Free New York Fund (300,000,000 shares); Total Return Bond Fund (300,000,000 shares); Value Fund (300,000,000 shares); Aggressive Growth Allocation Fund (300,000,000 shares); Growth Allocation Fund (300,000,000 shares); Balanced Allocation Fund (300,000,000 shares); Conservative Allocation Fund (300,000,000 shares); and Income Allocation Fund (300,000,000 shares).

      The board of directors of the Company may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the Company. The Company's board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the directors of the Company have authorized the issuance of four classes of shares of the Funds, designated as Class A, Class B, Class C and Class Y shares.

      Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the applicable Fund and, upon liquidation or dissolution, in the net assets of the Fund remaining after satisfaction of outstanding liabilities. The shares of each Fund, and each class within the Fund, are, when issued, fully paid and non-assessable. Such shares have no preemptive or, for Class A, Class C and Class Y shares, conversion rights and are freely transferable.

      As an investment company incorporated in Maryland, the Company is not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Funds' independent accountants.

      Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any directors. Although directors are not elected annually, shareholders have the right to remove one or more directors. When required by law, if the holders of 25% or more of the Company's outstanding shares request it in writing, a meeting of the Company's shareholders will be held to approve or disapprove the removal of director or directors.

      Matters in which the interests of all the series of the Company are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders of the Company without regard to the separate series. Matters that affect all or several series, but where the interests of the series are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each series. Matters that affect only one series (such as a change in its fundamental policies) are voted on separately for the series by the shareholders of that series. Likewise, matters that affect only one class of shares of a series (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

                                      TAXES

FEDERAL TAX STATUS OF THE FUNDS

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action. For the purposes of this section, the term "security" is defined to include loans and all other instruments included under the definition of "security" provided in the 1940 Investment Company Act.

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

      Each Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), and to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which the Company intends the Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable under the Code. In particular, the Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) that it distributes to shareholders (or treats as having been distributed to shareholders).

      Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income derived from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

      Each Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

      In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, each Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year,
(2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the "excise tax avoidance requirements").

      Investment income received from sources within foreign countries, or capital gains earned by a Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The Company intends that the Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

      A Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund,
(2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. The Company seeks to monitor transactions of each Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

      If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of such Fund's available earnings and profits.

      If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. A Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. A Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

      Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

      Each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

      The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of the Funds may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

      In general, as described in the prospectus, distributions from a Fund are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains. Distributions of a Fund's investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Distributions from net short-term capital gains are taxable to a shareholder as ordinary income.

Distributions of a Fund's net capital gain properly designated by the Fund as "capital gain dividends" are taxable to a shareholder as long-term capital gain regardless of the shareholder's holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that a Fund derives dividends from domestic corporations, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if those shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by a Fund with respect to which dividends are paid and the shares issued by the Fund are deemed to have been held by the Fund and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor's tax basis in its Fund shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

      At the Company's option, the Company may cause a Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a "deemed distribution." In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder's cost basis for his or her shares. Since the Company expects each Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf. In the event that the Company chooses this option on behalf of a Fund, the Company must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

      Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

      An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

      A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder's adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss if such shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of the Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

      In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of a Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of the Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of the same or another Fund of the Company on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

      In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of 15% on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 35%. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

      A Fund's ordinary income dividends from domestic corporations may, if certain conditions are met, qualify for the dividends received deduction for corporate shareholders to the extent that the Fund has received qualifying dividend income during the taxable year; capital gain dividends distributed by the Fund are not eligible for the dividends received deduction. The dividends received deduction is reduced to the extent that the shares held by a Fund are treated as debt financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or a shareholder, as the case may be, for less than 46 days during the 90 day period that begins 45 days before the stock becomes ex dividend.

      Each Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder's taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year's distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder's particular situation.

      Dividends paid by a Fund to a non-U.S. shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty). Certain properly designated dividends paid by the Funds, however, generally are not subject to this tax, to the extent paid from net capital gains, the excess of net short-term capital gains over net long-term capital losses, or net U.S. source interest income.

      A Fund may be required to withhold U.S. federal income tax at a rate of 28% ("backup withholding") from all taxable distributions payable to (1) any shareholder who fails to furnish the Company with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Company that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual's taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

                              PRINCIPAL UNDERWRITER

      HIFSCO, the investment manager of the Funds, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

                                    CUSTODIAN

      Portfolio securities of the Funds are held pursuant to a separate Custody Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

      Hartford Administrative Services Company ("HASCO"), 500 Bielenberg Drive, Woodbury, Minnesota 55125, is the transfer agent for the Funds. As transfer agent, HASCO, among other things, receives and processes purchase and redemption orders, effects transfers of shares, prepares and transmits payments for dividends and distributions, and maintains records of account. For its services, HASCO is paid a fee based on assets or number of accounts, depending on the class of shares.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The financial statements and the financial highlights will be audited by ___________________, the Funds' independent registered public accounting firm. The principal business address of ________________ is __________________.

                                OTHER INFORMATION

      The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the Funds at any time, or to grant the use of such name to any other company.

                      PROXY VOTING POLICIES AND PROCEDURES

      Floating Rate Fund, for which Hartford Investment Management serves as sub-adviser, has granted to Hartford Investment Management the authority to vote proxies on its behalf with respect to the assets managed by Hartford Investment Management. Hartford Investment Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Hartford Investment Management's Proxy Committee is responsible for the review and approval of the firm's Proxy Policies and Procedures. Day-to-day administration of the proxy voting process at Hartford Investment Management is the responsibility of the portfolio manager of the relevant client account. Although Hartford Investment Management had established its own Proxy Guidelines setting forth general guidelines for voting proxies, Hartford Investment Management personnel evaluate all proxies and vote proxies based on their assessment of the merits of each proposal. Absent a material conflict of interest, the applicable portfolio manager has the authority to determine the final vote for securities held in the account for which he or she serves as the designated manager.

      Hartford Investment Management votes proxies solicited by an investment company in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting).

      Hartford Investment Management and HIFSCO maintain procedures designed to identify and address material conflicts of interest in voting proxies. Proxy votes for which an apparent conflict of interest is identified are reviewed by the Proxy Committee to resolve the conflict and direct the vote.

      Hartford Investment Management and HIFSCO may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to, for example, the existence of securities lending arrangements, lack of adequate information, and untimely receipt of proxy materials.

      Capital Appreciation II Fund, for which Wellington Management serves as sub-adviser, has granted to Wellington Management the authority to vote proxies on its behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's proxy committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within Wellington Management's Corporate Operations Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies. Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. The Fund's portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

      Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its proxy committee sets standards for identifying materials conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its proxy committee or by the entire committee in some cases to resolve the conflict and direct the vote.

      Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of the Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

      Each of the Select MidCap Growth Fund and Select MidCap Value Fund has granted to its respective sub-advisers the authority to vote proxies on its behalf with respect to the assets managed by the sub-advisers. A summary of each sub-adviser's proxy voting policies and procedures is set forth in Appendix B to this SAI.

      Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC's website at www.sec.gov.

                              FINANCIAL STATEMENTS

      An annual report for the Funds will be available once the Funds have completed their first fiscal period.

                                   APPENDIX A


      The rating information which follows describes how the rating services mentioned presently rate the described debt obligations. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.


RATING OF DEBT OBLIGATIONS

      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

      Aaa - Debt obligations which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Debt obligations which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Debt obligations which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Debt obligations which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Debt obligations which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Debt obligations which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Debt obligations which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Debt obligations which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Debt obligations which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

      STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

      AAA - Debt obligations rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

      A - Debt obligations rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

      BBB - Debt obligations rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

      BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the obligor's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

      MOODY'S

      Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

      STANDARD & POOR'S

      The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

      -     Liquidity ratios are adequate to meet cash requirements.

      Liquidity ratios are basically as follows, broken down by the type of issuer:

            Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

            Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

            Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

      - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

      - The issuer has access to at least two additional channels of borrowing.

      - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

      - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

      -     The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

      STANDARD & POOR'S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

      Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

      Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or ""BB" rating.

      Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used to debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      The rating "CI" is reserved for income bonds on which no interest is being paid.

      Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      "NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      DEBT OBLIGATION INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

      MOODY'S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

      Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Bonds which are rated "Aa" are judged to be of high qualify by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

      Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grate obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

      STANDARD & POOR'S RATINGS SERVICES. A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

      Note rating symbols are as follows:

      SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      SP-2 - Satisfactory capacity to pay principal and interest.

      SP-3 - Speculative capacity to pay principal and interest.

      MOODY'S INVESTORS SERVICES. Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody's ratings for short-term loans have the following definitions:

      MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

      MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

      MIG-3/VMIG-3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      MIG-4/VMIG-4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

      Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes", Standard & Poor's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

INTERNATIONAL LONG-TERM CREDIT RATINGS

      FITCH, INC.

      The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

      AAA

      Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA

      Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A

      High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB

      Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

      BB

      Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B

      Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, CC, C

      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

      DDD, DD, D

      Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

      FITCH, INC.

      The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

      F1

      Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2

      Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3

      Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      B

      Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C

      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D

      Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

      A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                   APPENDIX B

   WELLINGTON MANAGEMENT COMPANY, LLP -- SUMMARY OF PROXY VOTING POLICIES AND
                                   PROCEDURES

INTRODUCTION            Wellington Management Company, llp ("Wellington
                        Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients around the world

                        Wellington Management's Proxy Voting Guidelines, attached as Exhibit A to these Proxy Policies and Procedures, set forth the guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Proxy Voting Guidelines set forth general guidelines for voting proxies, each proposal is evaluated on its merits. The vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines.

STATEMENT OF POLICIES   As a matter of policy, Wellington Management:

                        1     Takes responsibility for voting client proxies
                        only upon a client's written request.

                        2     Votes all proxies in the best interests of its
                        clients as shareholders, i.e., to maximize economic value.

                        3     Develops and maintains broad guidelines setting
                        out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

                        4     Evaluates all factors it deems relevant when
                        considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

                        5     Identifies and resolves all material proxy-related
                        conflicts of interest between the firm and its clients in the best interests of the client.

                        6     Believes that sound corporate governance practices
                        can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.

                        7     Believes that proxy voting is a valuable tool that
                        can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

                        8     Provides all clients, upon request, with copies of
                        these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

                        9     Reviews regularly the voting record to ensure that
                        proxies are voted in accordance with these Proxy Policies and Procedures and the Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

RESPONSIBILITY AND      Wellington Management has a Proxy Committee, established
OVERSIGHT               by action of the firm's Executive Committee, that is
                        responsible for the review and approval of the firm's written Proxy Policies and Procedures and its Proxy
                        Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm's Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Proxy Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington
                        Management is the responsibility of the Proxy Group within the Corporate Operations Department. In addition, the Proxy Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

STATEMENT OF            Wellington Management has in place certain procedures
PROCEDURES              for implementing its proxy voting policies.

General Proxy Voting    AUTHORIZATION TO VOTE. Wellington Management will vote
                        only those proxies for which its clients have affirmatively delegated proxy-voting authority.

                        RECEIPT OF PROXY. Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management. Wellington Management may receive this voting information by mail, fax, or other electronic means.

                        RECONCILIATION. To the extent reasonably practicable, each proxy received is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.

                        RESEARCH. In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

                        PROXY VOTING. Following the reconciliation process, each proxy is compared against Wellington Management's Proxy Voting Guidelines, and handled as follows:

                        - Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., "For", "Against", "Abstain") are reviewed by the Proxy Group and voted in accordance with the Proxy Voting Guidelines.

                        - Issues identified as "case-by-case" in the Proxy Voting Guidelines are further reviewed by the Proxy Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

                        - Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.

                        MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION PROCESSES. Wellington Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Proxy Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships and publishes those to individuals involved in the proxy voting process. In addition, the Proxy Committee encourages all personnel to contact the Proxy Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Proxy Committee to determine if there is a conflict, and if so whether the conflict is material.

                        If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the designated members of the Proxy Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Proxy Committee should convene. Any Proxy Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations    In certain instances, Wellington Management may be
                        unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

                        SECURITIES LENDING. Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

                        SHARE BLOCKING AND RE-REGISTRATION. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.

                        In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

                        LACK OF ADEQUATE INFORMATION, UNTIMELY RECEIPT OF PROXY, IMMATERIAL IMPACT, OR EXCESSIVE COSTS. Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In instances where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer, Wellington Management may determine not to enter a vote. Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients.

ADDITIONAL INFORMATION  Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws.

                        Wellington Management's Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

   WELLINGTON MANAGEMENT COMPANY, LLP -- SUPPLEMENT TO SUMMARY OF PROXY VOTING
                             POLICIES AND PROCEDURES

INTRODUCTION            Upon a client's written request, Wellington Management
                        Company, llp ("Wellington Management") votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities.
                        Wellington Management established these Proxy Voting
                        Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

                        These Guidelines are based on Wellington Management's fiduciary obligation to act in the best interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry.

                        Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

VOTING GUIDELINES       COMPOSITION AND ROLE OF THE BOARD OF DIRECTORS

                        -     Election of Directors:            For

                        -     Repeal Classified Board (SP):     For

                        -     Adopt Director Tenure/Retirement  Against
                              Age (SP):

                        -     Minimum Stock Ownership by        Case-by-Case
                              Directors (SP):

                        -     Adopt Director & Officer          For
                              Indemnification:

                        -     Allow Special Interest            Against
                              Representation to Board (SP):

                        -     Require Board Independence (SP):  For

                        -     Require Board Committees to be    For
                              Independent (SP):

                        -     Require a Separation of Chair     Case-by-Case
                              and CEO or Require a Lead
                              Director (SP):

                        -     Boards not Amending Policies      Withhold
                              That are Supported by             vote*
                              a Majority of Shareholders:

                              *on all Directors seeking
                              election the following year

                        -     Approve Directors' Fees:          For

                        -     Approve Bonuses for Retiring      For
                              Directors:

                        -     Elect Supervisory Board/Corporate For
                              Assembly:

                        MANAGEMENT COMPENSATION

                        -     Adopt/Amend Stock Option Plans:   Case-by-Case

                        -     Adopt/Amend Employee Stock        For
                              Purchase Plans:

                        -     Eliminate Golden Parachutes (SP): For

                        -     Expense Future Stock Options      For
                              (SP):

                        -     Shareholder Approval of All       For
                              Stock Option Plans (SP):

                        -     Shareholder Approval of Future    For
                              Severance Agreements Covering
                              Senior Executives (SP):

                        -     Recommend Senior Executives Own   For
                              and Hold Company Stock, not
                              Including Options (SP):

                        -     Disclose All Executive            For
                              Compensation (SP):

                        REPORTING OF RESULTS

                        -     Approve Financial Statements:     For

                        -     Set Dividends and Allocate        For
                              Profits:


                        -     Limit Non-Audit Services          For
                              Provided by Independent
                              registered public accounting
                              firm (SP):



                        -     Ratify Selection of Independent   For
                              registered public accounting
                              firm and Set Their Fees:



                        -     Elect Statutory Independent       For
                              registered public accounting
                              firm:


                        SHAREHOLDER VOTING RIGHTS

                        -     Adopt Cumulative Voting (SP):     Against

                        -     Redeem or Vote on Poison Pill     For
                              (SP):

                        -     Authorize Blank Check Preferred   Against
                              Stock:

                        -     Eliminate Right to Call a         Against
                              Special Meeting:

                        -     Increase Supermajority Vote       Against
                              Requirement:

                        -     Adopt Anti-Greenmail Provision:   For

                        -     Restore Preemptive Rights:        Case-by-Case

                        -     Adopt Confidential Voting (SP):   For

                        -     Approve Unequal Voting Rights:    Against

                        -     Remove Right to Act by Written    Against
                              Consent:

                        -     Approve Binding Shareholder       Case-by-Case
                              Proposals:

                        CAPITAL STRUCTURE

                        -     Increase Authorized Common        Case-by-Case
                              Stock:

                        -     Approve Merger or Acquisition:    Case-by-Case

                        -     Approve Technical Amendments to   Case-by-Case
                              Charter:


                        -     Opt Out of State Takeover         For
                              Statutes:

                        -     Consider Non-Financial Effects    Against
                              of Mergers:

                        -     Authorize Share Repurchase:       For

                        -     Authorize Trade in Company Stock: For

                        -     Issue Debt Instruments:           For

                        SOCIAL ISSUES

                        -     Endorse the Ceres Principles      Case-by-Case
                              (SP):

                        -     Disclose Political and PAC        For
                              Gifts (SP):

                        - Require Adoption of International Case-by-Case Labor Organization's Fair Labor
                              Principles (SP):

                        MISCELLANEOUS

                        -     Approve Other Business:           Abstain

                        -     Approve Reincorporation:          Case-by-Case

         CHARTWELL INVESTMENT PARTNERS, L.P. -- SUMMARY OF PROXY VOTING
                             POLICIES AND PROCEDURES

Investment Advisers Act Rule 206(4)-6 requires every SEC-registered adviser that exercises proxy voting authority over client securities to:

      -     Adopt and follow written proxy voting policies and procedures;

      -     Provide clients with a summary of those policies and procedures;

      - Let clients know how to obtain copies of the adviser's proxy voting policies and procedures as well as information about how the adviser voted their proxies; and

      -     Keep certain records relating to proxy voting.

Chartwell's policy is to vote all client proxies in the client's best interests. We seek to achieve this result by voting in the manner that, in our judgment, is most likely to maximize total return to the client as an investor in the securities being voted.

We have developed written proxy voting policies, procedures and guidelines for voting specific types of proposals. We have established a Proxy Voting Committee to oversee and manage the process by which we vote proxies on behalf of clients who have entrusted us with this authority.

We have retained Institutional Shareholder Services, Inc., a well-known, independent proxy voting service, to provide us analyses of proxy voting proposals, recommendations on how to vote and to assist us in managing the process of casting votes in a timely manner and keeping track of our voting record. In the past, we have relied on ISS' analyses and recommendations to guide our proxy voting decisions, and we generally vote in accordance with those recommendations, unless we reach a different conclusion about how a particular proposal should be voted. We expect to continue to do so. In the event we identify a conflict of interest between our interests and those of our clients on any proxy voting issue, we vote the proxy in accordance with our written proxy voting guidelines, or, if our guidelines do not specify how the vote will be cast, we will defer to ISS' recommendation on that matter.

We will update our proxy voting policies, procedures and guidelines from time to time as conditions dictate, and will make copies available to you on request. Our voting record also is available to you in printed form or electronically.

Should you desire a copy of our proxy voting policies and procedures, including our voting guidelines, or information on how we voted proxies on your behalf, please contact Maria Pollack, Partner/Director of Client Administration, at
(610) 407-4838.

         GOLDMAN SACHS ASSET MANAGEMENT, L.P. -- SUMMARY OF PROXY VOTING
                             POLICIES AND PROCEDURES

Proxy voting and Goldman Sachs' understanding of corporate governance issues are important elements of the portfolio management services Goldman Sachs' performs for our advisory clients who have authorized us to address these matters on their behalf. Goldman Sachs has adopted policies and procedures (the "Policy") for the voting of proxies on behalf of client accounts for which we have voting discretion. Under the Policy, Goldman Sachs' guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that tend to maximize a company's shareholder value; and (ii) are not influenced by conflicts of interest. These principles reflect Goldman Sachs' belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

      The principles and positions reflected in the Policy are designed to guide Goldman Sachs in voting proxies, and not necessarily in making investment decisions. Senior management of Goldman Sachs will periodically review the Policy to ensure that it continues to be consistent with Goldman Sachs' guiding principles.

      PUBLIC EQUITY INVESTMENTS. To implement these guiding principles for investments in publicly-traded equities, Goldman Sachs follows proxy voting guidelines (the "Guidelines") developed by Institutional Shareholder Services ("ISS"), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors Goldman Sachs' generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

      ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is Goldman Sachs' policy generally to follow the Guidelines and recommendations from ISS, the Goldman Sachs' portfolio management teams ("Portfolio Management Teams") retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.

      In addition to assisting Goldman Sachs in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by Goldman Sachs to determine whether they are consistent with Goldman Sachs' guiding principles. ISS also assists Goldman Sachs' in the proxy voting process by providing operational, recordkeeping and reporting services.

      Goldman Sachs is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. Goldman Sachs may hire other service providers to replace or supplement ISS with respect to any of the services the Investment Adviser currently receives from ISS.

      Goldman Sachs has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include Goldman Sachs' use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS's recommendations, and the establishment of information barriers between Goldman Sachs and other businesses within The Goldman Sachs Group, Inc.

      FIXED INCOME AND PRIVATE INVESTMENTS. Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund's managers based on their assessment of the particular transactions or other matters at issue.

      NORTHERN CAPITAL MANAGEMENT, LLC -- SUMMARY OF PROXY VOTING POLICIES
                                 AND PROCEDURES

In accordance with SEC Rule 206(4)-6, under the Investment Advisers Act of 1940, this letter summarizes Northern Capital's proxy voting policies.

DESCRIPTION OF NORTHERN CAPITAL'S PROXY VOTING POLICIES AND PROCEDURES:

As part of its advisory service, Northern Capital will vote proxies of portfolio securities on matters such as corporate governance, mergers, acquisitions, reorganizations, and stock splits. A client is asked to make an election as to proxy voting authority in Northern Capital's investment management agreement. If a client does not indicate its election, Northern Capital will assume that the client wishes to confer authority on Northern Capital to vote proxies.

Northern Capital votes such proxies in accordance with its Proxy Voting Policies and Procedures ("Policies"). The general principal of the Policies is to vote proxies consistent with the best interests of advisory clients considering all relevant factors.

Proxy research and recommendations are received through a third party proxy voting service. To ensure that votes are cast in the best interest of each client, Northern Capital's Investment Committee reviews all research and recommendations before making a final voting decision.

Northern Capital's Policies give a general indication as to how proxies are voted or what factors are taken into consideration when voting on various issues. The Policies also address record keeping requirements and the steps that will be taken to resolve any potential conflicts of interest.

       ARTISAN PARTNERS -- SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

      Artisan votes proxies solicited by or with respect to the issuers of securities held by certain of its clients. When Artisan votes a client's proxy, the client's economic interest as a shareholder is Artisan's primary consideration in determining how the proxy should be voted. Artisan generally does not take into account interests of other stakeholders.

      When making proxy voting decisions, Artisan generally adheres to proxy voting guidelines that set forth Artisan's proxy voting positions on recurring issues and criteria for addressing non-recurring issues. Artisan believes the guidelines, if followed, generally will result in the casting of votes in the economic best interests of its clients as shareholders. The guidelines are based on Artisan's own research and analyses and the research and analyses provided by the proxy administration and research services engaged by Artisan. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan votes contrary to its general guidelines. In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan may vote contrary to its general guidelines in circumstances where such a vote would be inconsistent with local regulations, customs or practices.

      In the following circumstances, Artisan may not vote a client's proxy:

      - Artisan has concluded that voting would have no identifiable economic benefit to the client, such as when the security is no longer held in the client's portfolio or when the value of the portfolio holding is indeterminable or insignificant.

      - Artisan has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates ("share blocking"). Artisan believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting.

      - The client, as of the record date, has loaned the securities to which the proxy relates and Artisan has concluded that it is not in the best interest of the client to recall the loan in order to vote the securities.

      Artisan may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of its clients. Artisan will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan manages assets for the issuer or an affiliate of the issuer and also recommends that its other clients invest in such issuer's securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds, Inc. (to each series of which Artisan serves as sub-adviser) or an employee of Artisan; (iii) Artisan is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan, or an employee of Artisan, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy.

      Artisan's proxy voting committee oversees the proxy voting process, reviews the proxy voting policy at least annually, develops the guidelines and grants authority to certain employees or services to vote proxies in accordance with the guidelines and otherwise performs administrative services relating to proxy voting. The proxy voting committee also makes determinations as to the votes to be cast with respect to each matter (a) with which Artisan may be deemed to have a conflict, (b) for which the guidelines do not specify a particular vote and an investment team recommends a vote inconsistent with the vote recommended by Artisan's primary proxy service provider, and/or (c) for which an investment team recommends a vote that is not consistent with the guidelines. None of the members of the proxy voting committee is responsible for servicing existing Artisan clients or soliciting new clients for Artisan.

      Artisan has engaged a proxy service provider to (i) make recommendations to Artisan of proxy voting policies for adoption by Artisan; (ii) perform research and make recommendations to Artisan as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan on its activities. Artisan has also engaged a second proxy service provider to perform research and make recommendations to Artisan as to particular shareholder votes being solicited.

      Artisan periodically compares (a) the number of shares voted by the proxy service provider with the holdings of its clients as of a record date and (b) the votes cast with Artisan's standing and specific voting instructions. Artisan uses reasonable efforts to determine the reasons for any discrepancies identified, and if such discrepancies are due to an administrative error of the proxy service provider, Artisan works with such provider to minimize the risk of such errors in the future.

      Artisan maintains a copy of any document generated by Artisan or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision for no less than seven years, the first two years in an appropriate office of Artisan.

      CRAMER ROSENTHAL MCGLYNN, LLC -- SUMMARY OF PROXY VOTING POLICIES AND
                                   PROCEDURES

CRM'S PROXY VOTING PROCESS:

      I.    THE VOTING PROCESS

      As a general matter, CRM clients have delegated to the Firm the authority to vote proxies relating to equity securities on their behalf. The Firm's Policies and Procedures for Proxy Voting are designed such that CRM seeks to vote all proxies in the best interests of clients and to provide clients with information about how proxies are voted. It is CRM's policy to monitor corporate actions, analyze proxy solicitation materials, and seek to vote all proxies for stocks which are held on behalf of clients as of the record date in a timely and appropriate manner.

      CRM monitors corporate actions electronically through a third-party proxy service. Through the service, CRM receives electronic notice of upcoming proxy votes, meetings and record dates and other information on upcoming corporate actions, and votes such proxies. CRM reviews and analyzes proxy material through an independent third party. CRM also utilizes an independent proxy service, Institutional Shareholder Services ("ISS"), which provides CRM with detailed analyses and voting recommendations based on empirical research measuring the impact of proxy issues on shareholder value in order to maximize shareholder value.

      In determining how to vote on a proxy issue, CRM will consider ISS analysis and recommendations, as well as the portfolio manager's own knowledge and research of the company (including its management, operations, industry and the particular proxy issue) in rendering a decision, with the exception of separately-managed Taft-Hartley or accounts where the client specifically directs CRM to vote in a "socially responsible" manner; in these cases CRM would generally follow the particular ISS recommendations for that category. ISS' Guidelines are summarized below.

II.   CORPORATE GOVERNANCES MATTERS

      A. Voting on Director Nominees in Uncontested Elections

      Votes on director nominees should be made on a case-by-case basis. Certain actions by directors should result in votes being withheld, including directors who:

      1. Attend less than 75 percent of the board and committee meetings without a valid excuse.

      2. Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees.

      3. Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

      B.    Classification/Declassification of the Board

            Vote against proposals to classify the board. Vote for proposals to repeal classified boards and to elect all directors annually.

      C.    Director and Officer Indemnification and Liability Protection

            Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

III.  CAPITAL STRUCTURE

      A.    Common Stock Authorization

            Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. Vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being desisted or if a company's ability to continue to operate as a going concern is uncertain.

      B.    Preferred Stock

            Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights ("blank check" preferred stock). Vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

IV.   MANAGEMENT COMPENSATION

      A.    Director Compensation

            Votes on compensation plans for directors are determined on a case-by-case basis, using a proprietary, quantitative model developed by ISS.

      B.    Employee, Stock Purchase Plans

            Votes on employee stock purchase plans should be determined on a case-by-case basis.

      C.    Shareholder Proposals regarding Executive and Director Pay

            Generally, vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, and would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

V.    SOCIAL ISSUES

      A.    Animal Rights

            Vote case-by-case on proposals to phase out the use of animals in product testing.

      B.    Tobacco

            Most tobacco-related proposals should be evaluated on a case-by-case basis.

VI.   INSTANCES WHERE CRM DOES NOT VOTE IN ACCORDANCE WITH ISS RECOMMENDATIONS

      There may be instances where CRM determines that it is not in the best interest of the client to follow ISS recommendations with respect to a proxy vote. These instances typically involve non-routine and/or controversial issues, such as the re-pricing of options, adoption or substantial changes to a shareholder rights (or poison pill) plan or proxy contests, involving, for instance, a hostile takeover attempt. However, they may also involve routine issues. In these cases, CRM shall document the reasons for each decision.

VII.  CONFLICTS AND POTENTIAL CONFLICTS OF INTEREST BETWEEN ADVISOR AND ITS
      CLIENTS

      CRM recognizes that there may be conflicts of interest or potential conflicts of interest between itself and its clients with respect to the voting of proxies of certain companies and/or voting on specific corporate actions and has taken steps to develop a mechanism for identifying such conflicts. Examples of such conflicts include, but are not limited to, instances where CRM manages the assets of a company of which it votes proxies on behalf of clients or CRM has a business relationship with a company for which proxies are voted.

      It is CRM's policy that such conflicts and potential conflicts shall not affect the manner in which it votes client proxies. When a conflict or potential conflicts exists, CRM will vote as recommended by ISS, subject to a review by the Compliance Committee to ensure that voting is in the best interests of clients.

      CRM has created a watch list of issuers that may present potential conflicts. Proxy votes relating to issues on the watch list are voted in accordance with the procedures above. The Compliance Committee shall review all proxy votes in companies on the watch list.

       STERLING CAPITAL MANAGEMENT LLC -- SUMMARY OF PROXY VOTING POLICIES
                                 AND PROCEDURES

Sterling Capital Management LLC ("SCM") believes it has a fiduciary obligation to vote its clients' proxies in favor of the economic interest of shareholders. The following guidelines have been established to assist us in evaluating relevant facts and circumstances which will enable us to vote in a manner consistent with our fiduciary responsibility.

      (1) Upon receipt of proxy materials, the Proxy Administrator will create a file with the Portfolio Company name and meeting date on the tab. All proxies and related materials for this particular Portfolio Company will then be placed in this file until ready to be voted on.

      (2) The Proxy Administrator will look to see if the Portfolio Company is listed on the "Business Relationship List," which is a listing of all companies with whom SCM has a client or supplier relationship. If the Portfolio Company IS NOT listed on the Business Relationship List, then steps (3)-(8) below in this Section B are to be executed. If the Portfolio Company IS listed on the Business Relationship List, then the Proxy Administrator will execute the process provided in Section C (Treatment of SCM Conflicts of Interest) and steps
            (3)-(8) below in this Section B will not be executed.

      (3) The Proxy Administrator will then forward a copy of the proxy and an annual report to the appropriate member of the Proxy Committee for instructions, with a request to return by a specific date, along with a "Proxy Instruction Form" noting the items to be voted on and the voting deadline. It will continue to be the Proxy Administrator's responsibility to make sure all proxies are voted on time.

      (4) When the Proxy Committee member completes his/her review of the proxy statement, he/she will complete the "Proxy Instruction Form" which instructs how to vote and briefly identifies reasons for voting against management, if applicable. This form will be given to the Proxy Administrator who will then vote the proxy.

      (5) Each proxy is then cross-referenced to make sure the shares we are voting on are the actual shares we own for that client.

      (6) All proxies received from the same company for all clients will be voted as the original without review by the Proxy Committee member unless specific client circumstances require otherwise.

      (7) After the proxy is voted, all Proxy Instruction Forms will be maintained in a separate file.

      (8) Copies of each proxy are kept in the above mentioned folder along with a copy of the annual report, Proxy Instruction Form, and other notes related to each company vote.

      Occasionally, SCM may have a material business relationship with a Portfolio Company that could create a conflict of interest with respect to the voting of a proxy for such Portfolio Company. The following procedures are designed to hand over the proxy voting responsibility to our clients in the event that such potential conflicts of interest arise in a particular proxy vote.

      (1) Upon receipt of proxy materials, the Proxy Administrator will determine if the Portfolio Company is listed on the Business Relationship List. If the Portfolio Company is listed on the Business Relationship List, then the Proxy Administrator will execute the process provided in steps (2)-(4) below.

      (2) After determining that a Portfolio Company is listed on the Business Relationship List, the Proxy Administrator will give the proxy materials to a designated member of the Proxy Committee, who will determine if the proxy should be voted by our clients. If (1) the relationship is not material OR (2) if the issue to be voted on is not a "case-by-case" issue as provided in Part I of this document (Voting Policy and Guidelines), then the designated Proxy Committee member will return the proxy materials to the Proxy Administrator, who will then follow the normal proxy voting procedures, steps (3)-(8).

      (3) If (1) the relationship is material AND (2) if the issue to be voted on is a "case-by-case" issue as provided in Part I of this document (Voting Policy and Guidelines), then the designated Proxy Committee member will return the proxy materials to the Proxy Administrator, who will then mail the proxy ballot to each client, along with a cover letter explaining the conflict of interest situation. The client will then vote its own proxy ballot and SCM will not have any involvement in the voting of that ballot. The Proxy Administrator will make an entry in the proxy voting database that indicates that the particular proxy ballot in question was voted by the client due to a conflict of interest with a SCM business relationship.

      (4) For purposes of determining materiality, a relationship is "material" if it represents at least 1% of SCM revenues in the case of a client relationship and at least 1% of SCM expenses in the case of a supplier relationship.

      Treatment of Personal Conflicts of Interest

      From time to time, individuals on the Proxy Committee may have personal relationships with people connected to the Portfolio Company, including
      (a) individual members of the board of directors, (b) candidates for the board of directors, (c) proponents of proxy proposals, and (d) participants in proxy contests. Such relationships could create a conflict of interest with respect to the voting of a proxy. The following procedures are designed to hand over the proxy voting responsibility to a different member of the Proxy Committee in the event that such conflicts of interest arise in a particular proxy vote.

      Upon receiving proxy materials from the Proxy Administrator, the member of the Proxy Committee who receives such materials shall determine whether a personal relationship exists between such member and the following people connected with the Portfolio Company: (a) individual members of the board of directors, (b) candidates for the board of directors, (c) proponents of proxy proposals, and (d) participants in proxy contests. In the event that such a personal relationship exists, the Proxy Committee member shall return the proxy materials to the designated Proxy Committee member, who shall deliver the materials to a different Proxy Committee member for voting.

                                     PART C

                                OTHER INFORMATION

Item 23.                              Exhibits
--------   -------------------------------------------------------------------------
a.(i)      Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)

a.(ii) Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment #23 filed on October 25, 2002)

a.(iii) Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment #23 filed on October 25, 2002)

a.(iv) Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment #24 filed on December 16, 2002)

a.(v)      Articles Supplementary dated June 10, 2003 (incorporated by reference to
           Post-Effective Amendment #27 filed on August 19, 2003)

a.(vi) Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19, 2003)

a.(vii) Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

a.(viii) Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

a.(ix) Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

a.(x)      Articles Supplementary dated February 3, 2005 (filed herewith)

b.         By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19, 2003)

c.         Not Applicable

d.(i)      Investment Management Agreement with Hartford Investment Financial
           Services Company dated March 3, 1997 (incorporated by reference to
           Post-Effective Amendment #3 filed on June 20, 1997)

d.(ii) Amendment Number 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

d.(iii) Amendment Number 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

d.(iv) Amendment Number 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

d.(v) Amendment Number 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

d.(vi) Amendment Number 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

d.(vii) Amendment Number 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

d.(viii) Amendment Number 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

d.(ix) Amendment Number 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

d.(x)      Amendment Number 9 to Investment Management Agreement (filed herewith)

d.(xi)     Amendment Number 10 to Investment Management Agreement (filed herewith)

d.(xii)    Form of Amendment Number 11 to Investment Management Agreement
           (filed herewith)

d.(xiii)   Investment Sub-Advisory Agreement with Wellington Management Company,
           LLP dated March 3, 1997 (incorporated by reference to Post-Effective
           Amendment #3 filed on June 20, 1997)

d.(xiv)    Amendment Number 1 to Investment Sub-Advisory Agreement with Wellington
           Management Company, LLP (incorporated by reference to Post-Effective
           Amendment #25 filed on February 28, 2003)

d.(xv)     Amendment Number 2 to Investment Sub-Advisory Agreement with Wellington
           Management Company, LLP (incorporated by reference to Post-Effective
           Amendment #25 filed on February 28, 2003)

d.(xvi)    Amendment Number 3 to Investment Sub-Advisory Agreement with Wellington
           Management Company, LLP (incorporated by reference to Post-Effective
           Amendment #25 filed on February 28, 2003)

d.(xvii)   Amendment Number 4 to Investment Sub-Advisory Agreement with Wellington
           Management Company, LLP (incorporated by reference to Post-Effective
           Amendment #25 filed on February 28, 2003)

d.(xviii)  Amendment Number 5 to Investment Sub-Advisory Agreement with
           Wellington Management Company, LLP (incorporated by reference to
           Post-Effective Amendment #25 filed on February 28, 2003)

d.(xix)    Amendment Number 6 to Investment Sub-Advisory Agreement with Wellington
           Management Company, LLP (incorporated by reference to Post-Effective
           Amendment #25 filed on February 28, 2003)

d.(xx)      Amendment Number 7 to Sub-Advisory Agreement with Wellington Management
            Company, LLP (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

d.(xxi)     Form of Amendment Number 8 to Sub-Advisory Agreement with Wellington
            Management Company, LLP (to be filed by amendment)

d.(xxii)    Investment Services Agreement with Hartford Investment Management
            Company dated as of March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20, 1997)

d.(xxiii)   Amendment Number 1 to Investment Services Agreement with Hartford
            Investment Management Company (incorporated by reference to Post-Effective
            Amendment #25 filed on February 28, 2003)

d.(xxiv)    Amendment Number 2 to Investment Services Agreement with Hartford
            Investment Management Company (incorporated by reference to Post-Effective
            Amendment #25 filed on February 28, 2003)

d.(xxv)     Form of Investment Sub-Advisory Agreement with Chartwell Investment
            Partners, L.P. (incorporated by reference to Post Effective Amendment # 38 filed on December 30, 2004)

d.(xxvi)    Form of Investment Sub-Advisory Agreement with Goldman Sachs Asset
            Management, L.P. (incorporated by reference to Post Effective Amendment #
            38 filed on December 30, 2004)

d.(xxvii)   Form of Investment Sub-Advisory Agreement with Northern Capital
            Management, LLC (incorporated by reference to Post Effective Amendment #
            38 filed on December 30, 2004)

d.(xxviii)  Form of Investment Sub-Advisory Agreement with Cramer, Rosenthall,
            McGlynn (to be filed by amendment)

d.(xxviv)   Form of Investment Sub-Advisory Agreement with Artisan Partners (to be filed by amendment)

d.(xxx)     Form of Investment Sub-Advisory Agreement with Sterling Capital
            Management (to be filed by amendment)

e.(i) Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

e.(ii)      Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment #1 filed on June 27, 1996)

e.(iii)     Amendment Number 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

e.(iv)      Amendment Number 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

e.(v)       Amendment Number 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

e.(vi)      Assignment of Principal Underwriting Agreement from Hartford Securities
            Distribution Company, Inc. to Hartford Investment Financial Services
            Company dated November 1, 1998 (incorporated by reference to
            Post-Effective Amendment #20 filed on February 15, 2002)

e.(vii)     Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

e.(viii)    Amendment Number 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

e.(ix)      Amendment Number 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

e.(x)       Amendment Number 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

e.(xi)      Amendment Number 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

e.(xii)     Amendment Number 9 to Principal Underwriting Agreement (filed herewith)

e.(xiii)    Amendment Number 10 to Principal Underwriting Agreement (filed herewith)

e.(xiv) Form of Amendment Number 11 to Principal Underwriting Agreement (filed herewith)

f.          Not Applicable

g.(i)       Custodian Agreement (incorporated by reference to Post-Effective Amendment
            #25 filed on February 28, 2003)

g.(ii)      Amendment Number 1 to Custodian Agreement (incorporated by reference to
            Post-Effective Amendment #25 filed on February 28, 2003)

g.(iii)     Amendment Number 2 to Custodian Agreement (incorporated by reference to
            Post-Effective Amendment #25 filed on February 28, 2003)

g.(iv)      Amendment Number 3 to Custodian Agreement (incorporated by reference to
            Post-Effective Amendment #25 filed on February 28, 2003)

g.(v) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

g.(vi) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

g.(vii) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

g.(viii)    Amendment Number 4 to Custodian Agreement (incorporated by reference to
            Post-Effective Amendment #24 filed on December 16, 2002)

g.(ix) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

g.(x) Tenth Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #29 filed on January 29, 2004)

g.(xi)      Eleventh Amendment to Custodian Contract (filed herewith)

g.(xii)     Twelfth Amendment to Custodian Contract (filed herewith)

g.(xiii)    Form of Thirteenth Amendment to Custodian Contract (filed herewith)

g.(xiv)     Remote Services Agreement - State Street Bank and Trust Company
            (incorporated by reference to Post-Effective Amendment #26 filed on June
            6, 2003)

h.(i)       Transfer Agency and Service Agreement between The Hartford Mutual Funds,
            Inc. and Hartford Administrative Services Company dated November 1, 2001
            (incorporated by reference to Post-Effective Amendment #20 filed on
            February 15, 2002)

h.(ii)      Amendment Number 1 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

h.(iii)     Amendment Number 2 to Transfer Agency and Service Agreement
            (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

h.(iv)      Amendment Number 3 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

h.(v) Amendment Number 4 to Transfer Agency and Service Agreement (filed herewith)

h.(vi)      Form of Amendment Number 5 to Transfer Agency and Service Agreement
            (filed herewith)

h.(vii)     Share Purchase Agreement (incorporated by reference to Post-Effective
            Amendment #35 filed on May 19, 2004)

i.          Opinion and Consent of Counsel (to be filed by amendment)

j.          Consent of Independent Auditors (to be filed by amendment)

k.          Not Applicable

l.          Not Applicable

m.          Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B and
            Class C Shares (filed herewith)

n.          Multiple Class Plan Pursuant to Rule 18f-3 (filed herewith)

o.          Not Applicable

p.(i)       Code of Ethics of HL Investment Advisors, LLC, Hartford Investment
            Financial Services, LLC and The Hartford-Sponsored Mutual Funds
            (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

p.(ii)      Code of Ethics of Hartford Investment Management Company and Hartford
            Investment Services, Inc. (filed herewith)

p.(iii)     Code of Ethics of Wellington Management Company, LLP (filed herewith)

p.(iv)      Code of Ethics of Chartwell Investment Partners, L.P. (filed herewith)

p.(v)       Code of Ethics of Goldman Sachs Asset Management, L.P. (filed herewith)

p.(vi)      Code of Ethics of Northern Capital Management, LLC (filed herewith)

p.(vii)     Code of Ethics Sterling Capital Management LLC (filed herewith)

p.(viii)    Code of Ethics Cramer Rosenthal McGlynn, LLC (filed herewith)

p.(viv)     Code of Ethics Artisan Partners Limited Partnership (filed herewith)

q.          Power of Attorney (filed herewith)

Item  24.   Persons Controlled by or Under Common Control with Registrant

            As of January 31, 2005, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 27, 2004.

            In addition, subsidiaries of The Hartford Financial
            Services Group, Inc., beneficially owned as of January 31, 2005 more than 25% of the following funds:

                  The Hartford Global Communications Fund The Hartford Global Financial Services Fund The Hartford Select MidCap Growth Fund The Hartford Tax-Free California Fund The Hartford Tax-Free New York Fund

Item  25.   Indemnification

            Article V of the Registrant's Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant's initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms,
            Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

            Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty;
            (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

            Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding an who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

            Section 2-418 further provides that indemnification provided for by
            Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

            Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  26.   Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.


                               Position with Hartford Investment
       Name                       Financial Services, LLC                                   Other Business
----------------------     -------------------------------------------------    ---------------------------------------
Thomas M. Marra            President and Chief Executive Officer and Manager    President and Chief Operating
                                                                                Officer of Hartford Life, Inc. ("HL
                                                                                Inc.")(1)

John C. Walters            Executive Vice President and Manager                 Executive Vice President of
                                                                                Hartford Life Insurance Company
                                                                                ("HLIC") (2)

George R. Jay              Chief Broker-Dealer Compliance Officer               Assistant Vice President, HLIC

Walter E. Watkins, Jr.     Chief Investment Compliance Officer                  Chief Compliance Officer of HL
                                                                                Investment Advisors, LLC(3)

David M. Znamierowski      Executive Vice President , Chief                     President of Hartford Investment
                           Investment Officer and Manager                       Management Company ("Hartford
                                                                                Investment Management") (4)

David A. Carlson           Senior Vice President and Deputy Chief               Senior Vice President and Deputy Chief
                           Financial Officer                                    Financial Officer of HL, Inc.

John N. Giamalis           Senior Vice President and Treasurer                  Vice President and Treasurer of HL Inc.

Christopher Hanlon         Senior Vice President                                Senior Vice President of
                                                                                Hartford Investment
                                                                                Management

David N. Levenson          Senior Vice President                                Senior Vice President of HLIC

William H. Davison, Jr.    Senior Vice President                                Managing Director of Hartford
                                                                                Investment Management

Richard G. Costello        Vice President and Secretary                         Vice President, Assistant
                                                                                General Counsel and Corporate
                                                                                Secretary of The Hartford
                                                                                Financial Services Group,
                                                                                Inc. ("The Hartford") (5)

Edward C. Caputo           Vice President                                       Investment Officer of
                                                                                Hartford Investment
                                                                                Management

Mary Jane Fortin           Vice President                                       Senior Vice President of HL Inc.

Tamara L. Fagely           Controller                                           Vice President of Hartford
                                                                                Administrative Services
                                                                                Company ("HASCO")(6)

Todd G. Picken             Assistant Vice President and                         Assistant Treasurer of HLIC
                           Assistant Treasurer

Robert W. Beltz, Jr.       Assistant Vice President                             Vice President, Securities
                                                                                Operations of HASCO

Sarah J. Harding           Assistant Secretary                                  Assistant Secretary of HLIC

Diane E. Tatelman          Assistant Secretary                                  Assistant Secretary of HL Inc.

Patricia A. Lavoie         Assistant Secretary                                  Assistant Secretary of HLIC

Dawn M. Cormier            Assistant Secretary                                  Assistant Secretary of HL Inc.

(1) The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

(3) The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

(4) The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

(5) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

(6) The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.

      Item  27. Principal Underwriters

            Hartford Investment Financial Services, LLC ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

      The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address     Positions and Offices with Underwriter   Position and Offices with Registrant
-----------------------------------    ---------------------------------------   ------------------------------------
Thomas M. Marra(1)                     President and Chief Executive
                                       Officer and Manager                       Director

John C. Walters(1)                     Executive Vice President and Manager      President and Chief Executive Officer

George R. Jay(1)                       Chief Broker-Dealer Compliance Officer    Vice President and Chief Compliance
                                                                                 Officer

Walter E. Watkins, Jr. (1)             Chief Investment Compliance Officer       None

Name and Principal Business Address     Positions and Offices with Underwriter   Position and Offices with Registrant
-----------------------------------    ---------------------------------------   ------------------------------------
David M. Znamierowski(2)               Executive Vice President and Chief
                                       Investment Officer and Manager            Director

David A. Carlson(1)                    Senior Vice President and Deputy Chief
                                       Financial Officer                         None

John N. Giamalis(3)                    Senior Vice President and Treasurer       None

Christopher Hanlon(2)                  Senior Vice President                     None

David N. Levenson(1)                   Senior Vice President                     Vice President

William H. Davison, Jr.(2)             Senior Vice President                     Vice President

Richard G. Costello(3)                 Vice President and Secretary              None

Edward C. Caputo(2)                    Vice President                            None

Mary Jane Fortin(1)                    Vice President                            Vice President

Tamara L. Fagely(1)                    Controller                                Vice President, Controller and
                                                                                 Treasurer

Todd G. Picken(3)                      Assistant Treasurer                       None

Robert W. Beltz, Jr.(4)                Assistant Vice President                  Vice President

Sarah J. Harding(1)                    Assistant Secretary                       None

Diane E. Tatelman(1)                   Assistant Secretary                       None

Patricia A. Lavoie(1)                  Assistant Secretary                       None

Dawn M. Cormier(1)                     Assistant Secretary                       None

(1)   The principal business address is 200 Hopmeadow Street, Simsbury, CT
      06089.

(2)   The principal business address is 55 Farmington Avenue, Hartford, CT
      06105.

(3)   The principal business address is 690 Asylum Avenue, Hartford, CT 06115.

(4)   The principal business address is 500 Bielenberg Drive, Woodbury, MN
      55125.

            Item 28. Location of Accounts and Records

                  Books or other documents required to be maintained by the
            Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

            Item  29. Management Services

                      Not Applicable

            Item  30. Undertakings

                       Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11th day of February, 2005.


                                             THE HARTFORD MUTUAL FUNDS, INC.

                                             By: /s/ John C. Walters
                                                ________________________________
                                                     John C. Walters
                                                     Its: President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                           TITLE                   DATE
---------                                           -----                   ----
/s/ John C. Walters                       President and                February 11, 2005
_______________________________________   Chief Executive Officer
John C. Walters

/s/ Tamara L. Fagely                      Controller & Treasurer       February 11, 2005
_______________________________________   (Chief Accounting Officer &
Tamara L. Fagely                          Chief Financial Officer)

                         *
_______________________________________   Director                     February 11, 2005
Lynn S. Birdsong

                         *
_______________________________________   Chairman of the Board        February 11, 2005
Robert M. Gavin, Jr.                      and Director

                         *
_______________________________________   Director                     February 11, 2005
Duane E. Hill

                         *                Director                     February 11, 2005
_______________________________________
Sandra S. Jaffee

                         *                Director                     February 11, 2005
_______________________________________
Thomas M. Marra

                         *                Director                     February 11, 2005
_______________________________________
Phillip O. Peterson

                         *                Director                     February 11, 2005
_______________________________________
Millard H. Pryor, Jr.

                         *                Director                     February 11, 2005
_______________________________________
Lowndes A. Smith

                         *                Director                     February 11, 2005
_______________________________________
David M. Znamierowski


  /s/ Richard J. Wirth                                         February 11, 2005
----------------------
* By Richard J. Wirth
     Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.
-----------
a.(x)         Articles Supplementary dated February 3, 2005

d.(x)         Amendment Number 9 to Investment Management Agreement

d.(xi)        Amendment Number 10 to Investment Management Agreement

d.(xii)       Form of Amendment Number 11 to Investment Management Agreement

e.(xii)       Amendment Number 9 to Principal Underwriting Agreement

e.(xiii)      Amendment Number 10 to Principal Underwriting Agreement

e.(xiv)       Form of Amendment Number 11 to Principal Underwriting Agreement

g.(xi)        Eleventh Amendment to Custodian Contract

g.(xii)       Twelfth Amendment to Custodian Contract

g.(xiii)      Form of Thirteenth Amendment to Custodian Contract

h.(v)         Amendment Number 4 to Transfer Agency and Service Agreement

h.(vi)        Form of Amendment Number 5 to Transfer Agency and Service Agreement

m.            Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B and
              Class C Shares

n.            Multiple Class Plan Pursuant to Rule 18f-3

p.(ii)        Code of Ethics of Hartford Investment Management Company and Hartford
              Investment Services, Inc.

p.(iii)       Code of Ethics of Wellington Management Company, LLP

p.(iv)        Code of Ethics of Chartwell Investment Partners, L.P.

p.(v)         Code of Ethics of Goldman Sachs Asset Management, L.P.

p.(vi)        Code of Ethics of Northern Capital Management, LLC

p.(vii)       Code of Ethics of Sterling Capital Management LLC

p.(viii)      Code of Ethics Cramer, Rosenthal, McGlynn, LLC

p.(viv)       Code of Ethics Artisan Partners Limited Partnership

q.            Power of Attorney